As filed with the Securities and Exchange Commission on February 14, 2012.

Commission File No. 2-85378
Commission File No. 811-3462

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 66

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
           Amendment No. 66

The Flex-funds®
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017
(Address of Principal Executive Offices-Zip Code)

Registrant's Telephone Number, including Area Code:  (614) 766-7000

Robert S. Meeder, Jr., President – Meeder Asset Management, Inc.
P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box).
/____/	immediately upon filing pursuant to paragraph (b) of Rule 485.
/____/	on April 29, 2011 pursuant to paragraph (b) of Rule 485.
/____/	60 days after filing pursuant to paragraph (a)(1).
/____/	on (date) pursuant to paragraph (a)(1).
/XXX/	75 days after filing pursuant to paragraph (a)(2).
/____/	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
/____/	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE FLEX-FUNDS®1

PROSPECTUS	MONEY MARKET FUND
APRIL __, 2012	Retail Class	FFMXX
	Institutional Class	FFIXX

	TOTAL RETURN BOND FUND	FLBDX

BALANCED FUND
(formerly known as The Defensive
	Balanced Fund)	FLDFX

	MUIRFIELD FUND®	FLMFX

	SPECTRUM FUND	_________

	UTILITIES AND INFRASTRUCTURE FUND	FLRUX

	DYNAMIC GROWTH FUND	FLDGX

	STRATEGIC GROWTH FUND	FLFGX

	AGGRESSIVE GROWTH FUND	FLAGX

	QUANTEX FUND™	FLCGX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

The Flex-funds®
6125 Memorial Drive
Dublin, OH  43017
614-760-2159
Toll Free:  1-800-325-3539
Fax:  614-766-6669
flexfunds@meederfinancial.com
www.flexfunds.com

1On or about June 30, 2012, The Flex-funds®will be changing its name.

CONTENTS

FUND SUMMARIES
A fund-by-fund look at	Money Market Fund®
investment objectives, strategies,	Total Return Bond Fund
risks, performance and expenses.	Balanced Fund
Muirfield Fund®
Spectrum Fund
Utilities and Infrastructure Fund
Dynamic Growth Fund
Strategic Growth Fund
Aggressive Growth Fund
Quantex Fund™

IMPORTANT INFORMATION REGARDING FUND SHARES

MORE ABOUT INVESTMENT STRATEGIES AND RELATED RISK
Investment Objectives
Investment Risks

PORTFOLIO HOLDINGS DISCLOSURE

MANAGEMENT OF THE FUNDS
Who Manages the Funds?
Portfolio Managers

INVESTING WITH THE FLEX-FUNDS
Information about account
transactions and services.	How to Buy Shares
How to Redeem Shares
Exchange Privilege
Other Shareholder Services
Short-Term Trading Policy
Distribution Fees
Dividends and Distributions
Taxes
Shareholder Reports and Other Information
Financial Highlights

FOR MORE INFORMATION
Where to learn more about the Funds.	Back Cover

2

 MONEY MARKET FUND

Investment Objective

The investment objective of the Fund is to provide current income while maintaining a stable share price of $1.00.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Retail	Institutional
	Class	Class

Management Fees	0.38%	0.38%
Distribution (12b-1) Fees	0.20%	0.03%
Other Expenses	0.32%	0.30%
Total Annual Fund Operating Expenses	0.90%	0.71%

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Retail Class	$92	$287	$498	$1,108
Institutional Class	$73	$227	$395	$883

Principal Investment Strategies

The Fund invests primarily in high-quality, short-term money market instruments, such as securities backed by the full faith and credit of the U.S. Government, securities issued by U.S. Government agencies, obligations issued by corporations and financial institutions, and money market mutual funds that invest in such securities.

The Fund is a money market fund managed to meet the quality, maturity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940.  Consistent with these requirements, the Fund:

•	Seeks to maintain a net asset value of $1.00 per share.

•
Only buys securities that present minimal credit risks and that are rated in one of the top two short-term rating categories or, if unrated, are determined to be of comparable quality to rated securities.  The second tier securities will not have a maturity of more than 45 days and the Fund will not hold more than 3% of its total assets in second tier securities.

•	Only buys securities with remaining maturities of 397 calendar days or less as determined under Rule 2a-7.

•	Maintains a dollar-weighted average portfolio maturity of 60 days or less.

3

•	Will not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. Government securities or as permitted under Rule 2a-7.

•	Will not hold more than 5% of its total assets in illiquid securities.

•	Maintains a maximum weighted average life maturity of 120 days or less.

•	Maintains at least 10 percent of assets in “daily liquid assets”.

•	Maintains at least 30 percent of assets in “weekly liquid assets”.

The Fund will limit its purchases to U.S. Government securities and securities of its agencies and instrumentalities, bank obligations and instruments secured thereby, high quality commercial paper, high-grade corporate obligations, funding agreements, repurchase agreements and money market mutual funds that invest in such securities.  The Fund generally will attempt to purchase securities with longer maturities when it believes interest rates are falling and will attempt to purchase securities with shorter maturities when it believes interest rates are rising.

None of the Fund’s investment policies are fundamental and all may be changed without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective.  An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Loss of money is a risk of investing in a mutual fund.

Fixed Income Risk.  The Fund invests in fixed income securities.  These securities will increase or decrease in value based on changes in interest rates.  If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.  The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Credit Risk.  Investments in fixed income securities, involve certain risks.  An issuer of a fixed income security may not be able to make interest and principal payments when due.  Such default could result in losses to the Fund.

Government Securities Risk.  The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.  Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

Investment Company Risk.  To the extent the Fund invests in money market mutual funds (“the underlying funds”), you will indirectly bear fees and expenses charged by the underlying investment companies in which the fund invests in addition to the Fund’s direct fees and expenses.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows variability of the Fund’s annual total returns over time. The table shows the Fund’s average annual total returns for annual time periods ended December 31. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

4

Annual Total Returns as of 12/31/11

Money Market Fund – Retail Class

Year	Annual Total Return
2002	1.59%
2003	0.92%
2004	1.06%
2005	2.85%
2006	4.71%
2007	4.95%
2008	2.65%
2009	0.64%
2010	0.20%
2011	0.11%

Best Quarter: 3rd Qtr. 2006 1.26%	Worst Quarter: 4th Qtr. 2011 0.02%

Average Annual Total Returns as of 12/31/11

	Inception	One	Five	Ten	Since
	Date	Year	Years	Years	Inception
Money Market Fund - Retail Class	3/27/85	0.11%	1.69%	1.95%	4.40%
The Lipper Average General Purpose Money Market Fund		0.02%	1.36%	1.56%	4.11%
Money Market Fund – Institutional Class	12/28/04	0.20%	1.81%	N/A	2.41%
The Lipper Average General Purpose Money Market Fund		0.02%	1.36%	NA	2.07%

The Fund’s average annual total returns are compared to the Lipper Average General Purpose Money Market Fund which are groupings of retail and institutional money market funds that take into account the deduction of expenses associated with a money market fund, such as investment management and accounting fees.

Yield as of 12/31/11

	Seven-Day Simple Yield	Seven-Day Compound Yield
Money Market Fund – Retail Class	0.11%	0.11%
Money Market Fund – Institutional Class	0.17%	0.17%
Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

5

Buying and Selling Fund Shares –Money Market Fund

Minimum Initial Investment –		To Place Orders, Write to:
Retail:	$2,500	The Flex-funds
	$500 IRA Accounts	P.O. Box 7177
		Dublin, OH 43017
Institutional:	$1,000,000	1-800-325-3539

Minimum Additional Investment - $100

Portfolio Management

Investment Adviser
Meeder Asset Management, Inc.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to Important Information Regarding Fund Shares on page __ of this Prospectus.

6

 TOTAL RETURN BOND FUND

Investment Objective - The investment objective is total return, consisting of income and capital growth, consistent with preservation of capital by investing in 80% bonds which include fixed income securities, bond mutual funds and exchange traded funds (“ETFs”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.71%
Acquired Fund Fees and Expenses1	0.36%
Total Annual Fund Operating Expenses	1.72%

1 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$175	$542	$933	$2,030

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal market conditions, invests at least 80% of its assets in bonds which include fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, income-producing securities including U.S. and foreign investment-grade and non-investment grade corporate bonds, convertible corporate bonds, structured instruments (debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options and swaps. The Fund may invest in securities of any maturity.  The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as “high-yield securities” or “junk bonds.” The Fund may also invest in fixed income investment companies (“underlying funds”), which include foreign and domestic fixed-income mutual funds, ETFs, closed end funds and unit investment trusts.

7

The Fund’s adviser uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and its own assessment of economic and market conditions, to create an optimal risk/return allocation of the Fund’s assets among various segments of the fixed-income market. After sector allocations are made, the Fund’s adviser uses traditional credit analysis to identify individual securities for the Fund’s portfolio.

None of the Fund’s investment policies are fundamental and all may be changed without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective.  An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Credit Risk.   The Fund may invest in investment grade and non-investment grade (junk) corporate debt obligations, exchange traded funds, index-based investments and unit investment trusts that invest in investment grade or non-investment grade corporate debt obligations. Investments in corporate bonds and other fixed income securities, involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Non-investment grade (junk) corporate debt obligations may be regarded as speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment.  Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.  The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns.  The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors.  In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio.  All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment.  In some cases, the risk of loss may exceed the amount of the Fund’s investment.  When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited.  The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts.  The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis.  There can be no assurance that such a market will exist at any particular time.

Exchange Traded Fund and Index Fund Risk.   The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices.  The Fund also will incur brokerage costs when it purchases ETFs.  An ETF may trade at a discount to its net asset value.

8

Fixed Income Risk.  The Fund invests in fixed income securities.  These securities will increase or decrease in value based on changes in interest rates.  If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.  The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Foreign Investment Risk.  Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments.  Additionally, foreign currency fluctuations may affect the value of foreign investments.

Government Securities Risk.  The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.  Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

High Yield Risk.  The Funds may purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Investment Company Risk. Because the Fund invests in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds.  In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.  You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Performance

Because the Fund has only recently commenced investment operations, no performance information is available.  In the future, performance information will be presented in this section.  Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Portfolio Management

Investment Adviser
Meeder Asset Management, Inc.

Investment Team
Robert S. Meeder, Jr., Portfolio Manager since 8/2005	Jeffrey Liu, Portfolio Manager since 2/2008
Dale W. Smith, Portfolio Manager since 8/2005	Ted Clark, Assistant Portfolio Manager since 1/2010
Clinton Brewer, Portfolio Manager since 6/2008	Jason Headings, Assistant Portfolio Manager since 9/2011
Robert G. Techentin, Portfolio Manager since 8/2006	Nick Van Eman, Investment Analyst since 9/2011

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to Important Information Regarding Fund Shares on page __ of this Prospectus.

9

 BALANCED FUND
(formerly known as The Defensive Balanced Fund)

Investment Objective

The investment objective of the Fund is to provide income and long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.60%
Acquired Fund Fees and Expenses1	0.39%
Total Annual Fund Operating Expenses	1.99%

1 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$202	$624	$1,073	$2,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 161% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in investment companies (“underlying funds”), as well as fixed income securities.  “Investment companies” include domestic and foreign mutual funds, exchange traded funds (“ETFs”), closed-end funds and unit investment trusts.  The Fund will have a minimum of 30% and a maximum of 70%, of its assets invested in underlying funds investing in equity securities.  The Fund may select growth or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region.  The Fund will also have a minimum of 30% and a maximum of 70% of its assets invested in fixed income securities, including securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, income-producing securities including U.S. and foreign investment-grade and non-investment grade corporate bonds, structured instruments (debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options and swaps.  The Fund may invest in securities of any maturity.

10

The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as “high-yield securities” or “junk bonds.” The Fund may also invest in fixed income investment companies (“underlying funds”), which include foreign and domestic fixed-income mutual funds, exchange traded funds (“ETFs”), closed end funds and unit investment trusts and/or underlying funds that invest in fixed income securities.  The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting underlying funds by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance.  Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

The Fund addresses asset allocation decisions by adjusting the mix of stocks, bonds and cash in the Fund.    When the Adviser's evaluation indicates that the risks of the stock market may be greater than the potential rewards, the Fund will reduce its position in underlying equity funds in order to attempt to preserve capital.  The Fund strives to minimize losses during high-risk market environments and to provide attractive returns during low-risk markets.  Additionally, the Fund may invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs). The Fund also may invest in derivatives, such as financial futures contracts and related options as a hedge against changes resulting from market conditions, in the value of securities held or intended to be held by the Fund.

None of the Fund’s investment policies are fundamental and all may be changed without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective.  An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Loss of money is a risk of investing in a mutual fund.

Stock Market Risk.  Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk.  The Fund may hold mid- and small-capitalization investments, which presents additional risk.  Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk. Because the Fund invests primarily in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds.  In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.  You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk.   The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices.  The Fund also will incur brokerage costs when it purchases ETFs.  An ETF may trade at a discount to its net asset value.

11

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund.  Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk.  Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments.  Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment.  Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.  The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns.  The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors.  In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio.  All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment.  In some cases, the risk of loss may exceed the amount of the Fund’s investment.  When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited.  The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts.  The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis.  There can be no assurance that such a market will exist at any particular time.

Credit Risk.  The Fund may invest in investment grade and non-investment grade (junk) corporate debt obligations, exchange traded funds, index-based investments and unit investment trusts that invest in investment grade or non-investment grade corporate debt obligations. Investments in corporate bonds and other fixed income securities, involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Non-investment grade (junk) corporate debt obligations may be regarded as speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

Fixed Income Risk.  The Fund invests in fixed income securities and underlying Funds that invest in fixed income securities.  These securities will increase or decrease in value based on changes in interest rates.  If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.  The market value of debt securities (including U.S. Government securities) with longer maturities are more volatile and are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

12

Performance

The following bar chart and table illustrate how the fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/11

Year	Annual Total Return
2007	5.03%
2008	-24.16%
2009	14.65%
2010	9.76%
2011	-4.49%

Best Quarter: 3rd Qtr. 2009 8.96%	Worst Quarter: 3rd Qtr. 2011 -11.55%

Average Annual Total Returns as of 12/31/11

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

	Inception			Since
	Date	One Year	Five Years	Inception
Balanced Fund	01/31/06
Return Before Taxes		-4.49%	-0.87%	0.22%
Balanced Fund
Return After Taxes on Distributions		-4.86%	-1.39%	-0.26%
Balanced Fund Return After
Taxes on Distributions and Sale of Fund Shares		-2.92%	-0.97%	-0.04%
The S&P 500 Index (Reflects No Deduction for		2.11%	-0.25%	1.84%
Fees, Expenses or Taxes)
Blended Index (Reflects No Deduction for		2.91%	2.45%	3.38%
Fees, Expenses or Taxes)

The Blended Index is comprised 42% of the S&P 500 Index, 28% of the average 90-day T-bills and 30% of the Barclays Intermediate-Term Government/Credit Index and is representative of the average composition of the Fund.

Portfolio Management

Investment Adviser
Meeder Asset Management, Inc.

Investment Team
Robert S. Meeder, Jr., Portfolio Manager since 8/2005	Jeffrey Liu, Portfolio Manager since 2/2008
Dale W. Smith, Portfolio Manager since 8/2005	Ted Clark, Assistant Portfolio Manager since 1/2010
Clinton Brewer, Portfolio Manager since 6/2008	Jason Headings, Assistant Portfolio Manager since 9/2011
Robert G. Techentin, Portfolio Manager since 8/2006	Nick Van Eman, Investment Analyst since 9/2011

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to Important Information Regarding Fund Shares on page __ of this Prospectus.

13

MUIRFIELD FUND®

Investment Objective

The investment objective of the Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.83%
Distribution (12b-1) Fees	0.20%
Other Expenses	0.55%
Acquired Fund Fees and Expenses1	0.39%
Total Annual Fund Operating Expenses	1.97%

1 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$200	$618	$1,062	$2,296

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that pursues its investment objective by investing primarily in equity investment companies (“underlying funds”) which include domestic and foreign mutual funds, exchange traded funds (“ETFs”), closed-end funds and unit investment trusts.  The Fund may select growth or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region.

14

The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting underlying funds by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance.  Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.  The Fund may also invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs), and may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts, and may invest directly in common stocks.  The Adviser overweights the Fund’s investments in underlying fund types that it believes represent above average market potential relative to market risk, and may focus on underlying funds that invest a higher percentage of their assets in newer and/or smaller capitalization companies.

As a defensive tactic, the Fund will reduce or eliminate its position in underlying equity funds in order to attempt to preserve capital when the Adviser’s evaluation indicates that the risks of the stock market may be greater than the potential rewards.  As a result, the fund may invest up to 100% of its assets in fixed income securities.

None of the Fund’s investment policies are fundamental and all may be changed without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective.  An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Loss of money is a risk of investing in a mutual fund.

Stock Market Risk.  Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk.  The Fund may hold mid- and small-capitalization investments, which presents additional risk.  Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk.   Because the Fund invests primarily in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds.  In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.  You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk.   The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices.  The Fund also will incur brokerage costs when it purchases ETFs.  An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund.  Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to raise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk.  Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments.  Additionally, foreign currency fluctuations may affect the value of foreign investments.

15

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment.  Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.  The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns.  The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors.  In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio.  All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment.  In some cases, the risk of loss may exceed the amount of the Fund’s investment.  When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited.  The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts.  The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis.  There can be no assurance that such a market will exist at any particular time.

Credit Risk.  Investments in bonds and other fixed income securities involve certain risks.  An issuer of a fixed income security may not be able to make interest and principal payments when due.  Such default could result in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Fixed Income Risk.  The Fund invests in fixed income securities.  These securities will increase or decrease in value based on changes in interest rates.  If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.  The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/11

Year	Annual Total Return
2002	-11.42%
2003	27.39%
2004	6.80%
2005	2.13%
2006	13.62%
2007	7.02%
2008	-30.07%
2009	18.95%
2010	12.65%
2011	-7.55%

Best Quarter: 2nd Qtr. 2003 14.33%	Worst Quarter: 3rd Qtr. 2011 -16.17%

16

Average Annual Total Returns as of 12/31/11

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Muirfield Fund® Return Before Taxes	08/10/88	-7.55%	-1.50%	2.63%
Muirfield Fund® Return After
Taxes on Distributions		-7.59%	-1.78%	2.40%
Muirfield Fund® Return After
Taxes on Distributions and
Sale of Fund Shares		-4.91%	-1.42%	2.14%
The S&P 500 Index (Reflects No Deduction for
Fees, Expenses or Taxes)		2.11%	-0.25%	2.92%
Blended Index (Reflects No Deduction for
Fees, Expenses or Taxes)		1.55%	0.80%	2.83%

The Blended Index is comprised 60% of the S&P 500 Index and 40% of 90-day T-bills.

Portfolio Management

Investment Adviser
Meeder Asset Management, Inc.

Investment Team
Robert S. Meeder, Jr., Portfolio Manager since 8/2005	Jeffrey Liu, Portfolio Manager since 2/2008
Dale W. Smith, Portfolio Manager since 8/2005	Ted Clark, Assistant Portfolio Manager since 1/2010
Clinton Brewer, Portfolio Manager since 6/2008	Jason Headings, Assistant Portfolio Manager since 9/2011
Robert G. Techentin, Portfolio Manager since 8/2006	Nick Van Eman, Investment Analyst since 9/2011

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to Important Information Regarding Fund Shares on page __ of this Prospectus.

17

SPECTRUM FUND

Investment Objective

The investment objective of the Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	___%
Distribution (12b-1) Fees	___%
Other Expenses	___%
Acquired Fund Fees and Expenses1	___%
Total Annual Fund Operating Expenses	___%

1 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$___	$___	$_____	$_____

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is a “fund of funds” that pursues its investment objective by investing primarily in equity investment companies (“underlying funds”) which include domestic and foreign mutual funds, exchange traded funds (“ETFs”), closed-end funds and unit investment trusts.  The Fund may select growth or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region.

The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting underlying funds by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance.  Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.  The Fund may also invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs), and may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts, and may invest directly in common stocks.  The Adviser overweights the Fund’s investments in underlying fund types that it believes represent above average market potential relative to market risk, and may focus on underlying funds that invest a higher percentage of their assets in newer and/or smaller capitalization companies.

18

As a defensive tactic, the Fund will reduce or eliminate its position in underlying equity funds in order to attempt to preserve capital when the Adviser’s evaluation indicates that the risks of the stock market may be greater than the potential rewards.  As a result, the fund may invest up to 100% of its assets in fixed income securities.

None of the Fund’s investment policies are fundamental and all may be changed without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective.  An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Loss of money is a risk of investing in a mutual fund.

Stock Market Risk.  Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk.  The Fund may hold mid- and small-capitalization investments, which presents additional risk.  Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk.   Because the Fund invests primarily in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds.  In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.  You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk.   The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices.  The Fund also will incur brokerage costs when it purchases ETFs.  An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund.  Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to raise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk.  Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments.  Additionally, foreign currency fluctuations may affect the value of foreign investments.

19

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment.  Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.  The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns.  The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors.  In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio.  All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment.  In some cases, the risk of loss may exceed the amount of the Fund’s investment.  When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited.  The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts.  The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis.  There can be no assurance that such a market will exist at any particular time.

Credit Risk.  Investments in bonds and other fixed income securities involve certain risks.  An issuer of a fixed income security may not be able to make interest and principal payments when due.  Such default could result in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Fixed Income Risk.  The Fund invests in fixed income securities.  These securities will increase or decrease in value based on changes in interest rates.  If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.  The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Portfolio Management

Investment Adviser
Meeder Investment Management, Inc.

Investment Team
Robert S. Meeder, Jr., Portfolio Manager since 8/2005	Jeffrey Liu, Portfolio Manager since 2/2008
Dale W. Smith, Portfolio Manager since 8/2005	Ted Clark, Assistant Portfolio Manager since 1/2010
Clinton Brewer, Portfolio Manager since 6/2008	Jason Headings, Assistant Portfolio Manager since 9/2011
Robert G. Techentin, Portfolio Manager since 8/2006	Nick Van Eman, Investment Analyst since 9/2011

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to Important Information Regarding Fund Shares on page __ of this Prospectus.

20

UTILITIES AND INFRASTRUCTURE FUND

Investment Objective

The investment objective of the Fund is to provide total return, including capital appreciation and income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.77%
Total Annual Fund Operating Expenses	2.02%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$205	$634	$1,088	$2,348

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally invests at least 80% of the value of its net assets, plus any borrowing for investment purposes, in the equity securities, both common and preferred, of domestic or foreign utility companies, their suppliers and subcontractors. Under normal circumstances, the Fund will invest 25% or more of its total assets in securities of public utility companies.  Utility companies are defined as those that provide electricity, natural gas, water, telecommunications, video distribution or sanitary services (collectively, “utility services”) to the public and industry.  Any utility company in which the Fund invests must derive at least 50% of its revenues from the provision of utility services.  The Fund also invests in companies that derive at least 50% of their revenues from supplying services and equipment to utility companies.  Suppliers of services and equipment to those companies may include, for example, transportation and distribution services between utilities and producers of energy, independent producers of energy, construction companies, related tool and machinery manufacturers, meter and measuring device companies, and manufacturers of control software and enabling technology of any kind.  Suppliers may also include telephone, broadband and routing equipment manufacturers, and alternate energy equipment manufacturers.  The Fund may not invest in electric utilities that generate power from nuclear reactors.  The Fund may invest in derivatives, such as financial futures contracts and related options as a hedge against changes, resulting from market conditions, in the value of securities held or intended to be held by the Fund.

21

The Fund’s sub-adviser uses fundamental analysis to identify those securities that it believes provide potential for capital appreciation, current income or growth of income.  Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value.  In addition, the sub-adviser may from time to time use technical analysis in attempting to determine optimal buy and sell points for individual securities.  Technical analysis views the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

None of the Fund’s investment policies are fundamental and all may be changed without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective.  An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Loss of money is a risk of investing in a mutual fund.

Stock Market Risk.  Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk.  The Fund may hold mid and small capitalization investments, which presents additional risk.  Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Foreign Investment Risk.  Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments.  Additionally, foreign currency fluctuations may affect the value of foreign investments.

Concentration Risk.  Because the Fund is concentrated in the utility industry, its performance is largely dependent on the utility industry’s performance, which may differ from that of the overall stock market.  Governmental regulation of public utility companies can limit their ability to expand their businesses or to pass cost increases on to customers.  Companies providing power or energy-related services may also be affected by fuel shortages or cost increases, environmental protection or energy conservation regulations, and fluctuating demand for their services.  The telecommunications segment has historically been more volatile due to the rapid pace of product change and development within the segment.  The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment.  Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.  The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns.  The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors.  In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio.  All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment.  In some cases, the risk of loss may exceed the amount of the Fund’s investment.  When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited.  The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts.  The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis.  There can be no assurance that such a market will exist at any particular time.

22

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/11

Year	Annual Total Return
2002	-30.36%
2003	15.46%
2004	18.01%
2005	16.80%
2006	17.68%
2007	18.24%
2008	-37.63%
2009	30.63%
2010	14.10%
2011	3.93%

Best Quarter: 2nd Qtr. 2009 16.21%	Worst Quarter: 3rd Qtr. 2002 -20.85%

Average Annual Total Returns as of 12/31/11

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Utilities and Infrastructure Fund Return	06/21/95
Before Taxes		3.93%	2.70%	4.07%
Utilities and Infrastructure Fund After
Taxes on Distributions		3.37%	2.31%	3.55%
Utilities and Infrastructure Fund Return
After Taxes on Distributions and Sale of
Fund Shares		2.55%	2.07%	3.19%
Russell 3000 Utilities Index (Reflects No Deduction
for Fees, Expenses or Taxes)		12.46%	1.73%	3.33%

23

Portfolio Management

Investment Adviser
Meeder Asset Management, Inc.

Investment Sub-adviser
Miller/Howard Investments, Inc.

Portfolio Manager
Lowell G. Miller since 9/21/1995

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to Important Information Regarding Fund Shares on page __ of this Prospectus.

24

DYNAMIC GROWTH FUND

Investment Objective

The investment objective of the Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.57%
Acquired Fund Fees and Expenses1	0.39%
Total Annual Fund Operating Expenses	1.96%

1 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$199	$615	$1,057	$2,285

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that pursues its investment objective by investing primarily in equity investment companies (“underlying funds”), which include foreign and domestic mutual funds, exchange traded funds (“ETFs”), closed-end funds and unit investment trusts.  The Fund may select capital appreciation or growth-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region.  The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting underlying funds by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance.  Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.  The Adviser overweights the Fund’s investments in underlying fund types that it believes represent above average market potential relative to market risk, and may focus on underlying funds that invest a higher percentage of their assets in newer and/or smaller capitalization companies. In addition, the fund may also invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs). The Fund also may invest up to 100% of its assets directly in, or in underlying funds investing in, futures contracts and options on futures contracts, and may invest directly in common stocks.  As a defensive tactic, the Fund may invest up to 20% of its assets in investment grade fixed income securities of any maturity.

25

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective.  An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Loss of money is a risk of investing in a mutual fund.

Stock Market Risk.  Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk.  The Fund may hold mid- and small-capitalization investments, which presents additional risk.  Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk. Because the Fund invests primarily in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds.  In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.  You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk.   The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices.  The Fund also will incur brokerage costs when it purchases ETFs.  An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund.  Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk.  Investments in bonds and other fixed income securities involve certain risks.  An issuer of a fixed income security may not be able to make interest and principal payments when due.  Such default could result in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Foreign Investment Risk.  Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments.  Additionally, foreign currency fluctuations may affect the value of foreign investments.

26

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment.  Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.  The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns.  The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors.  In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio.  All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment.  In some cases, the risk of loss may exceed the amount of the Fund’s investment.  When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited.  The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts.  The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis.  There can be no assurance that such a market will exist at any particular time.

Fixed Income Risk.  The Fund may invest in fixed income securities.  These securities will increase or decrease in value based on changes in interest rates.  If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.  The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/11

Year	Annual Total Return
2002	24.29%
2003	37.46%
2004	3.52%
2005	5.08%
2006	15.96%
2007	7.06%
2008	-39.77%
2009	28.87%
2010	15.54%
2011	-5.65%

Best Quarter: 2nd Qtr. 2009 17.80%	Worst Quarter: 4th Qtr. 2008 -22.27%

Average Annual Total Returns as of 12/31/11

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

27

	Inception	One	Five	Ten
	Date	Year	Years	Years
Dynamic Growth Fund	2/29/00
Return Before Taxes		-5.65%	-1.96%	1.75%
Dynamic Growth Fund Return
After Taxes on Distributions		-5.65%	-2.51%	1.36%
Dynamic Growth Fund Return After Taxes
on Distributions and Sales of Fund Shares		-3.67%	-1.84%	1.33%
The S&P 500 Index (Reflects No Deduction
for Fees, Expenses or Taxes)		2.11%	-0.25%	2.92%

Portfolio Management

Investment Adviser
Meeder Asset Management, Inc.

Investment Team
Robert S. Meeder, Jr., Portfolio Manager since 8/2005	Jeffrey Liu, Portfolio Manager since 2/2008
Dale W. Smith, Portfolio Manager since 8/2005	Ted Clark, Assistant Portfolio Manager since 1/2010
Clinton Brewer, Portfolio Manager since 6/2008	Jason Headings, Assistant Portfolio Manager since 9/2011
Robert G. Techentin, Portfolio Manager since 8/2006	Nick Van Eman, Investment Analyst since 9/2011

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to Important Information Regarding Fund Shares on page __ of this Prospectus.

28

STRATEGIC GROWTH FUND

Investment Objective

The investment objective of the Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.58%
Acquired Fund Fees and Expenses1	0.42%
Total Annual Fund Operating Expenses	2.00%

1 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$203	$627	$1,078	$2,327

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that pursues its investment objective by investing primarily in equity investment companies (“underlying funds”), which include domestic and foreign mutual funds, exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. The Fund is fully invested in the equity market at all times and holds a fixed allocation across six distinct investment categories. The mix of investments selected to represent each investment category is variable and actively managed by using our strategic fund selection process.  The current target allocation is comprised of the following: 25% large-cap holdings, 20% mid-cap holdings, 17.5% international holdings, 12.5% small-cap holdings, 12.5% real estate holdings, and 12.5% commodities holdings.  Since these are target investment allocations, the actual allocations of the Fund’s assets may deviate from the target percentages. The Fund may also invest in index funds and index-based investments, such as Standard & Poor's Depositary Receipts (SPDRS).  Additionally, the Fund may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts, and may invest directly in common stocks.

29

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective.  An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Loss of money is a risk of investing in a mutual fund.

Stock Market Risk.  Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk.  A portion of the Fund’s assets will be allocated to mid and small capitalization investments, which presents additional risk.  Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk. Because the Fund invests primarily in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds.  In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.  You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk.   The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices.  The Fund also will incur brokerage costs when it purchases ETFs.  An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund.  Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk.  Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments.  Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment.  Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.  The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns.  The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors.  In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio.  All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment.  In some cases, the risk of loss may exceed the amount of the Fund’s investment.  When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited.  The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts.  The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis.  There can be no assurance that such a market will exist at any particular time.

30

Sector Risk.  The underlying investments in the Funds may invest in specific sectors of the stock market.  Investing in specific market sectors presents additional components of risk.  The performance of sector specific investments is largely dependent on the industry’s performance which may be different than the overall stock market. As a result, if a Fund is heavily concentrated in a specific sector, then that particular sector could significantly impact the return of the Fund.

Commodities Risk. The Fund may invest in underlying funds that invest in commodities.  Indirectly investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as international economic, political and regulatory developments such as tariffs, embargoes or burdensome production rules and restrictions.

Real Estate Risk.  The Fund may invest in underlying funds that invest in real estate, including real estate investment trusts. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/11

Calendar Year	Annual Total Return
2007	5.08%
2008	-43.00%
2009	35.79%
2010	19.96%
2011	-8.34%

Best Quarter: 2nd Qtr. 2009 20.22%	Worst Quarter: 4th Qtr. 2008 -26.91%

Average Annual Total Returns as of 12/31/11

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

31

	Inception	One	Five	Since
	Date	Year	Years	Inception
Strategic Growth Fund Return Before Taxes	01/31/06	-8.34%	-2.21%	-0.60%
Strategic Growth Fund Return After Taxes on
Distributions		-8.34%	-2.54%	-0.92%
Strategic Growth Fund Return After Taxes on
Distributions and Sale of Fund Shares		-5.42%	-1.96%	-0.61%
The S&P 500 Index (Reflects No Deduction for
Fees, Expenses or Taxes)		2.11%	-0.25%	1.84%
Blended Index (Reflects No Deduction for
Fees, Expenses or Taxes)		-1.93%	0.11%	1.55%

The Blended Index is comprised of 25% S&P 500, 20% S&P MidCap 400, 12.5% Russell 2000, 12.5% Dow Jones US Select REIT Index, 12.5% Goldman Sachs Commodity Index, 12% Morgan Stanley Capital International Europe, Australasia, and Far East, and 5.5% Morgan Stanley Capital International Emerging Markets Index and is representative of the average composition of the Fund.

Portfolio Management

Investment Adviser
Meeder Asset Management, Inc.

Investment Team
Robert S. Meeder, Jr., Portfolio Manager since 8/2005	Jeffrey Liu, Portfolio Manager since 2/2008
Dale W. Smith, Portfolio Manager since 8/2005	Ted Clark, Assistant Portfolio Manager since 1/2010
Clinton Brewer, Portfolio Manager since 6/2008	Jason Headings, Assistant Portfolio Manager since 9/2011
Robert G. Techentin, Portfolio Manager since 8/2006	Nick Van Eman, Investment Analyst since 9/2011

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to Important Information Regarding Fund Shares on page __ of this Prospectus.

32

AGGRESSIVE GROWTH FUND

Investment Objective

The investment objective of the Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.70%
Acquired Fund Fees and Expenses1	0.39%
Total Annual Fund Operating Expenses	2.09%

1 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$212	$655	$1,124	$2,421

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that pursues its investment objective by investing primarily in equity investment companies (“underlying funds”), which include domestic and foreign mutual funds, exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts.  The Fund may select capital appreciation or growth-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region. The Adviser uses an aggressive growth strategy in choosing the Fund’s investments.  The underlying funds may invest in smaller or newer companies, which are more likely to grow, but also more likely to suffer more significant losses, than larger or more established companies.  The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting underlying funds by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance.  Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.  The Adviser overweights the Fund’s investments in underlying fund types that it believes represent above average market potential relative to market risk, and may focus on underlying funds that invest a higher percentage of their assets in newer and/or smaller capitalization companies.  In addition, the fund may also invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs). The Fund also may invest up to 100% of its assets directly in, or in underlying funds investing in, futures contracts and options on futures contracts, and may invest directly in common stocks.  As a defensive tactic, the Fund may invest up to 20% of its assets in investment grade fixed income securities of any maturity.

33

None of the Fund’s investment policies are fundamental and all may be changed without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective.  An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Loss of money is a risk of investing in a mutual fund.

Stock Market Risk.  Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk.  The Fund may hold mid and small capitalization investments, which presents additional risk.  Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk. Because the Fund invests primarily in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds.  In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.  You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk.   The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices.  The Fund also will incur brokerage costs when it purchases ETFs.  An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund.  Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk.  Investments in bonds and other fixed income securities involve certain risks.  An issuer of a fixed income security may not be able to make interest and principal payments when due.  Such default could result in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

34

Foreign Investment Risk.  Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments.  Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment.  Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.  The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns.  The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors.  In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio.  All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment.  In some cases, the risk of loss may exceed the amount of the Fund’s investment.  When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited.  The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts.  The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis.  There can be no assurance that such a market will exist at any particular time.

Aggressive Growth Stock Risk.  Investments in smaller or newer growth companies can be both more volatile and more speculative.  The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues.  If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Fixed Income Risk.  The Fund may invest in fixed income securities.  These securities will increase or decrease in value based on changes in interest rates.  If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.  The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/11

Year	Annual Total Return
2002	-26.53%
2003	38.83%
2004	2.71%
2005	5.62%
2006	13.54%
2007	6.14%
2008	-38.98%
2009	32.76%
2010	15.67%
2011	-7.15%

35

Best Quarter: 2nd Qtr. 2009 18.70%	Worst Quarter: 4th Qtr. 2008 -21.42%

Average Annual Total Returns as of 12/31/11

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Aggressive Growth Fund	02/29/00
Return Before Taxes		-7.15%	-1.58%	1.50%
Aggressive Growth Fund
Return After Taxes on Distributions		-7.15%	-1.68%	1.42%
Aggressive Growth Fund Return After
Taxes on Distributions and Sale of Fund Shares		-4.65%	-1.40%	1.24%
The S&P 500 Index (Reflects No Deduction
For Fees, Expenses or Taxes)		2.11%	-0.25%	2.92%

Portfolio Management

Investment Adviser
Meeder Asset Management, Inc.

Investment Team
Robert S. Meeder, Jr., Portfolio Manager since 8/2005	Jeffrey Liu, Portfolio Manager since 2/2008
Dale W. Smith, Portfolio Manager since 8/2005	Ted Clark, Assistant Portfolio Manager since 1/2010
Clinton Brewer, Portfolio Manager since 6/2008	Jason Headings, Assistant Portfolio Manager since 9/2011
Robert G. Techentin, Portfolio Manager since 8/2006	Nick Van Eman, Investment Analyst since 9/2011

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to Important Information Regarding Fund Shares on page __ of this Prospectus.

36

QUANTEX FUND™

Investment Objective:

The investment objective of the Fund is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.20%
Other Expenses	0.86%
Total Annual Fund Operating Expenses	2.06%
Fee Waiver1	(0.25)%
Net Annual Fund Operating Expenses	1.81%

1 The Adviser has contractually agreed to reduce its management fee by 0.25%.  The agreement may be terminated by the Adviser after April 30, 2013.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

1 Year	3 Years	5 Years	10 Years
$184	$622	$1,085	$2,370

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

Normally, at least 80% of the Fund’s net assets will be invested in the common stock equity securities of small and mid-capitalization companies.  Mid-capitalization companies are defined as those whose market capitalizations are similar to the market capitalization of companies in the S&P MidCap 400 Index or a similar index, while small capitalization companies are defined as those whose market capitalizations are similar to those of companies in the Russell 2000 Index or a similar index.  Typically, the Fund will be diversified throughout all major industry sectors.  However, more emphasis is given to capitalization levels and there are occasions when all sectors are not represented in the Fund’s portfolio.

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The Fund employs a quantitative investment approach that utilizes an investment model to determine which securities are to be added or removed from the Fund’s portfolio on an annual basis.  Stocks in the portfolio whose value has risen above or fallen below the predetermined market capitalization ranges are sold, while new undervalued stocks that have moved into the predetermined capitalization ranges are added to the Fund’s portfolio.  The Fund’s holdings are then restructured to create an equally-weighted portfolio of equity securities.

The Fund may invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs) and stock index futures as a means of providing adequate liquidity and maintaining a fully-invested position in equity securities at all times.  The Fund also may invest in open-end investment companies and exchange traded funds.

None of the Fund’s investment policies are fundamental and all may be changed without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective.  An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Loss of money is a risk of investing in a mutual fund.

Stock Market Risk.  Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk.  The Fund will hold mid and small capitalization investments, which presents additional risk.  Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Exchange Traded Fund Risk. The ETFs will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices.  The Fund also will incur brokerage costs when it purchases ETFs.  An ETF may trade at a discount to its net asset value.

Liquidity Risk.  Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment.  Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.  The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns.  The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors.  In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio.  All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment.  In some cases, the risk of loss may exceed the amount of the Fund’s investment.  When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited.  The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts.  The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis.  There can be no assurance that such a market will exist at any particular time.

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Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/11

Year	Annual Total Return
2002	-24.69%
2003	27.21%
2004	7.62%
2005	7.21%
2006	16.67%
2007	-7.00%
2008	-43.12%
2009	77.37%
2010	23.21%
2011	-4.05%

Best Quarter: 2nd Qtr. 2009 34.86%	Worst Quarter: 4th Qtr. 2008 -30.63%

Average Annual Total Returns as of 12/31/11

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

	Inception
	Date	One Year	Five Years	Ten Years
Quantex Fund™* Return	03/20/85
Before Taxes		-4.05%	2.09%	3.65%
Quantex Fund™ Return After
Taxes on Distributions		-4.06%	2.03%	3.60%
Quantex Fund™ Return After Taxes
on Distributions and Sale of Fund Shares		-2.63%	1.76%	3.14%
Blended Index		-2.94%	1.77%	6.37%
The S&P MidCap 400 Index (Reflects No
Deduction for Fees, Expenses or Taxes)		-1.73%	3.31%	7.03%
The Russell 2000 Index(Reflects No Deduction
For Fees, Expenses or Taxes)		-4.17%	0.15%	5.64%

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The Blended Index consists of 50% of the Russell 2000 Index and 50% of the S&P MidCap 400 Index and is representative of the average composition of the Fund.

Portfolio Management

Investment Adviser
Meeder Asset Management, Inc.

Investment Team
Robert S. Meeder, Jr., Portfolio Manager since 8/2005	Jeffrey Liu, Portfolio Manager since 2/2008
Dale W. Smith, Portfolio Manager since 8/2005	Ted Clark, Assistant Portfolio Manager since 1/2010
Clinton Brewer, Portfolio Manager since 6/2008	Jason Headings, Assistant Portfolio Manager since 9/2011
Robert G. Techentin, Portfolio Manager since 8/2006	Nick Van Eman, Investment Analyst since 9/2011

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to Important Information Regarding Fund Shares on page 43 of this Prospectus.

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IMPORTANT INFORMATION REGARDING FUND SHARES

Buying and Selling Fund Shares – All Flex-funds except Money Market Fund

Minimum Initial Investment -	$2,500	To Place Orders, Write to:
	$500 IRA Accounts	The Flex-funds
		P.O. Box 7177
Minimum Additional Investment - $100		Dublin, OH 43017
		1-800-325-3539

Transaction Policies

In general, you can buy or sell shares of the Funds on any business day through your broker or financial intermediary or directly from The Flex-funds by mail or telephone.  You can generally pay for shares by check, wire or electronic funds transfer (ACH).  When selling shares, you will receive a check, unless you request a wire or ACH.  You also may buy and sell shares through a financial professional.
Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.  Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a fund through a broker-dealer or other financial intermediary (such as a bank), The Flex-funds and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the fund over another investment. Ask your salesperson or visit your financial professional’s web site for more information.

MORE ABOUT INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVES

Money Market Fund

The Fund seeks to achieve its objective by investing in high-quality money market instruments which mature in 397 days or less. Money market instruments include but are not limited to repurchase agreements, certificates of deposit, banker’s acceptances, commercial paper and other money market funds.  To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services.

The Fund may change its average portfolio maturity or the quality of holdings to protect its net asset value when it is perceived that changes in the liquidity may adversely affect the money markets.  Consequently, for temporary defensive purposes, the Fund may shorten the average maturity of its investments and/or invest only in the highest quality debt instruments, including, for example, U.S. Government or U.S. Government agency obligations.

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Total Return Bond Fund

The Fund may invest in debt securities of any maturity and does not have a target average duration.  The Fund may invest in securities of any quality, and may invest without limit in below investment grade securities or unrated securities considered by the Fund’s investment team to be of comparable quality, sometimes referred to as “high yield” or “junk” bonds. An investment will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, and floating rate instruments, and may use other investment techniques.

The Fund may invest in emerging market debt. There is no limit on the amount of the Fund’s assets that may be invested in obligations of issuers in any country or group of countries.

The Fund may also invest in underlying funds that invest primarily in fixed-income securities, including funds holding foreign securities.  The Adviser will vary the proportion of each type of underlying fund based on the mix of such underlying funds that may, in the Adviser’s view, be most likely to achieve the Fund’s investment objectives.

The Fund may invest available cash balances in The Flex-funds Money Market Fund.

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Balanced Fund (formerly known as The Defensive Balanced Fund)

The Fund will seek to achieve its investment objective through asset allocation and our strategic mutual fund selection process.  The Fund manager addresses asset allocation decisions by making shifts in the mix of stocks, bonds and cash equivalents in the Fund.  A minimum of 30% and a maximum of 70% of the Fund will be invested in mutual funds that invest primarily in common stock that seek long-term growth or appreciation.  Current income typically is of secondary importance.  The Fund will also have a minimum of 30% and a maximum of 70% of its assets invested in fixed income securities, and/or underlying funds that invest in fixed income securities.  The Fund may invest available cash balances in The Flex-funds® Money Market Fund.

The Fund may invest in securities of any quality, and may invest without limit in below investment grade securities or unrated securities considered by the Fund’s investment team to be of comparable quality, sometimes referred to as “high yield” or “junk” bonds. An investment will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality.

The Fund may invest in emerging markets debt. Subject to the 70% fund limit on fixed-income security holdings, there is no limit on the amount of the Fund’s assets that may be invested in obligations of issuers in any country or group of countries.

Muirfield Fund®

The Fund seeks to achieve its investment objective through asset allocation and our strategic mutual fund selection process.  The Fund invests in underlying funds that invest primarily in common stock that seek long-term growth or appreciation.  Current income typically is of secondary importance for the underlying funds.  The Fund will invest in actively managed mutual funds, ETFs and closed-end funds.

For defensive purposes, the Fund may invest without limit in fixed income securities.  These instruments consist of commercial paper; certificates of deposit; banker’s acceptances and other bank obligations; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, high-grade corporate obligations, money market funds and repurchase agreements.

The Fund may invest available cash balances in The Flex-funds® Money Market Fund.

Spectrum Fund

The Fund seeks to achieve its investment objective through asset allocation and our strategic mutual fund selection process.  The Fund invests in underlying funds that invest primarily in common stock that seek long-term growth or appreciation.  Current income typically is of secondary importance for the underlying funds.  The Fund will invest in actively managed mutual funds, ETFs and closed-end funds.

For defensive purposes, the Fund may invest without limit in fixed income securities.  These instruments consist of commercial paper; certificates of deposit; banker’s acceptances and other bank obligations; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, high-grade corporate obligations, money market funds and repurchase agreements.

The Fund may invest available cash balances in The Flex-funds Money Market Fund.

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Utilities and Infrastructure Fund

The Fund seeks to achieve its objective by investing in equity securities of domestic and foreign public utility companies and their suppliers; however, the Fund will not invest in electric utilities that generate power from owned nuclear reactors. Utility companies are defined as those that provide electricity, natural gas, water, telecommunications, video distribution or sanitary services.  The Fund will not invest more than 20% of its total assets in equity securities of issuers whose debt securities are rated below investment grade, that is, rated below one of the four highest rating categories by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) or deemed to be of equivalent quality in the judgment of the sub-adviser.  Debt securities rated below investment grade are rated below Baa or BBB-.

The sub-adviser emphasizes quality in selecting investments for the Fund.  In addition to looking for high credit ratings, the sub-adviser ordinarily looks for several of the following characteristics:  above average earnings growth; above average growth of book value; an above average balance sheet; high earnings to debt service coverage; low ratio of dividends to earnings; high return on equity; low debt to equity ratio; an above average rating with respect to government regulation; growing rate base and strong management.

The Fund may invest available cash balances in The Flex-funds® Money Market Fund.

Dynamic Growth Fund and Aggressive Growth Fund

The Funds invest in underlying funds that invest primarily in common stock and that seek capital growth or appreciation, without regard to current income.  The Funds may also invest in underlying funds holding foreign securities.

The Adviser will vary the proportion of each type of underlying fund based on the mix of such underlying funds that may, in the Adviser’s view, be most likely to achieve a Fund’s investment objectives.  The underlying funds in which the Aggressive Growth Fund invests may incur more risk and volatility than those in which the Dynamic Growth Fund invests. For example, they may trade their portfolios more actively and/or invest in companies whose securities are subject to more volatility. In addition, under normal circumstances, the underlying funds in which the Aggressive Growth Fund invests may use more leverage compared to those in which the Dynamic Growth Fund invests. Furthermore, under normal circumstances, the Aggressive Growth Fund will be more likely to be invested in fewer sectors of the economy than the Dynamic Growth Fund. Although the Aggressive Growth Fund and the Dynamic Growth Fund may invest in shares of the same underlying fund, the percentage of each Fund's assets so invested may vary, and the Adviser will determine that such investments are consistent with the investment objectives and policies of each Fund.

The Funds may invest available cash balances in The Flex-funds® Money Market Fund.

Strategic Growth Fund

The Fund invests in underlying funds that invest primarily in common stock and that seek capital growth or appreciation, without regard to current income.

While the Fund holds a fixed allocation across six distinct investment categories, the mix of investments selected to represent each investment category is variable and actively managed by utilizing our strategic fund selection process. Since the Fund will normally hold concentrated positions in specific market sectors, such as real estate and commodities, the Fund may be subject to increased volatility.  However, the Fund’s fixed allocations to a variety of investment categories is also intended to provide diversification benefits consistent with the reduction of volatility.

The Fund may invest available cash balances in The Flex-funds® Money Market Fund.

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Quantex Fund™

Through the use of the Fund’s quantitative investment strategy, stocks are screened for inclusion or removal from the Fund’s portfolio. Stocks in the Fund’s portfolio whose value has risen above or fallen below the predetermined market capitalization ranges are sold.  Meanwhile, new undervalued stocks that may have experienced recent declines, and have fallen into the Fund’s capitalization range are added to the Fund’s portfolio. The Fund’s portfolio is restructured annually to create an equally-weighted portfolio of equity securities. The securities purchased or held by the Fund at the beginning of each year will generally remain in the Fund’s portfolio for the remainder of that calendar year, except in those cases where the security is the subject of a merger, acquisition, spin-off or similar event.  The Fund may invest available cash balances in The Flex-funds® Money Market Fund.

Temporary Defensive Position

For temporary defensive purposes, under adverse market conditions, each Fund other than the Money Market Fund, may hold all or a substantial portion of its assets in high quality money market instruments, repurchase agreements collateralized by such securities, money market funds or other cash equivalents. Each Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When and to the extent a Fund assumes such a temporary defensive position, it may not pursue or achieve its investment objective.

Diversification

All of the Funds are diversified, which means each Fund may not, with respect to at least 75% of its assets (100% of its assets in the case of the Money Market Fund), invest more than 5% of its assets in the securities of one company.

Fund of Funds

Regarding portfolio turnover and the impact of transaction costs, it is important to note that the Muirfield Fund®, Spectrum Fund, Dynamic Growth Fund, Aggressive Growth Fund, Balanced Fund (formerly known as The Defensive Balanced Fund), Total Return Bond Fund and Strategic Growth Fund incorporate a “fund of funds” structure that primarily involves the purchase and sale of mutual funds. Most mutual fund purchases are transacted at NAV and thus do not incur transaction costs typical for other types of securities transactions.

INVESTMENT RISKS

A Fund’s risk profile is largely defined by the Fund’s principal securities and investment practices.  The main risks associated with investing in the Funds are described in the Fund Summaries at the front of this prospectus.  Below provides more detailed explanations of some of these risks as well as additional potential risks of the Funds.

Closed-end Fund Risk.  Shares of closed-end funds are typically offered to the public in a one-time initial public offering.  Thereafter, the value of shares of a closed-end fund are set by the transactions on the secondary market and may be higher or lower than the value of the portfolio securities that make up the closed-end investment company. The Funds may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value.  There can be no assurance that the market discount on shares of any closed-end fund that a Fund purchases will ever decrease.  Closed-end investment companies may trade infrequently, with small volume, which may make it difficult for the Funds to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

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Closed-end investment companies may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Closed-end funds in which the Funds invest may issue auction preferred shares (“APS”).  The dividend rate for the APS normally is set through an auction process. In the auction, holders of APS may indicate the dividend rate at which they would be willing to hold or sell their APS or purchase additional APS. The auction also provides liquidity for the sale of APS.  A Fund may not be able to sell its APS at an auction if the auction fails.  An auction fails if there are more APS offered for sale than there are buyers.  A closed-end fund may not be obligated to purchase APS in an auction or otherwise, nor may the closed-end fund be required to redeem APS in the event of a failed auction.  As a result, a Fund’s investment in APS may be illiquid.  In addition, if the Fund buys APS or elects to retain APS without specifying a dividend rate below which it would not wish to buy or continue to hold those APS, the Fund could receive a lower rate of return on its APS than the market rate.

Commodities Risk. The Fund may invest in underlying funds that invest in commodities.  Indirectly investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as international economic, political and regulatory developments such as tariffs, embargoes or burdensome production rules and restrictions.

Credit Risk.  Investments in bonds and other fixed income securities, involve certain risks.  An issuer of a fixed income security may not be able to make interest and principal payments when due.  Such default could result in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest in an underlying fund that invests in securities that are rated in the lowest investment grade category.  Issuers of these securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.  The Government Bond Fund may invest in investment grade and non-investment grade corporate debt obligations.  Non-investment grade corporate debt obligations may be regarded as speculative.  There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce a Fund’s returns.

Exchange Traded Fund and Index Fund Risk.  Exchange traded funds and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices.  The prices of ETFs and index funds are derived from and based upon the securities held by each fund.  Accordingly, the level of risk involved in the purchase or sale of an ETF or index fund is similar to the risk involved in the purchase or sale of traditional common stock.  Index funds are also subject to trading halts due to market conditions.

Fixed Income Risk.  The Funds may invest in fixed income securities and underlying investments that hold fixed income securities.  These securities will increase or decrease in value based on changes in interest rates.  If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.  The market value of debt securities (including U.S. Government securities) with longer maturities are more volatile and are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

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Foreign Investment Risk.  Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments.  Foreign currency fluctuations may also affect the value of foreign investments.  In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets.  Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular.  Owning foreign securities could cause a Fund’s performance to fluctuate more than if it held only U.S. securities.

General Risks.  All mutual funds carry a certain amount of risk. The Funds are subject to management risk because they are actively managed funds. The Funds may not achieve their objective if the Adviser’s expectations regarding particular securities or markets are not met.  The investment objective of each Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund.  Any such change may result in a Fund having an investment objective different from the objective that the shareholders considered appropriate at the time of investment in the Fund.  As with all mutual fund investments, you may lose money on your investment in the Funds.

Government Securities Risk.  Securities issued or guaranteed by the U.S. government or its agencies and instrumentalities may be backed by the credit of the government as a whole or only by the issuing agency.  U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities.  Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government.  Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.  No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.   However, on September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.  The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.  Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

Growth Stock Risk.  The underlying investments in the Funds may invest in growth stocks, which may be more expensive relative to their earnings or assets compared to value or other stocks.  The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues.  If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically and the Funds’ relative performance may suffer.

High Yield Risk.  The Funds may purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Inflation Risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Funds.

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Investment Company Risk. Because the Fund invests primarily in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds.  In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.  You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk.  Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Management Risk.  The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies that do not perform as anticipated.

Market Capitalization Risk.  The Funds may hold mid and small capitalization investments, which presents additional risks.  Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term.  Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market. Among the reasons for the greater price volatility are the less-than-certain growth prospects of small and medium capitalization companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Further, smaller companies may lack depth of management, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established.

Portfolio Turnover Risk.  A Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses, affect the Fund’s performance.

Real Estate Risk.  The Fund may invest in underlying funds that invest in real estate, including real estate investment trusts. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates.

Sector Risk.  The underlying investments in the Funds may invest in specific sectors of the stock market such as the utilities sector, real estate sector or technology sector.  Investing in specific market sectors presents additional components of risk.  The performance of sector specific investments is largely dependent on the industry’s performance which may be different than the overall stock market. As a result, if a Fund is heavily concentrated in a specific sector, then that particular sector could significantly impact the return of the Fund.

Small Cap Company Risks.  Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Stock Market Risk.  Investments in the stock market are a principal risk of most of the Funds.  An investment that holds equities will fluctuate in value due to changes in general economic and political conditions that may affect the stock market.  Daily stock prices can move unpredictably up and down and may be subject to higher risk than other investments such as fixed income securities.

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Structured Instrument Risk.  Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. Although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture).

Value Stock Risk.  The underlying investments in the Funds may invest in value stocks, which attempt to buy stocks that are undervalued relative to their earnings compared to other stocks.  Undervalued stocks have a risk of never attaining their potential value.  This may cause the Funds’ relative performance to suffer.

The chart below shows the risks discussed above and in the Fund Summaries with each Fund.

Investment Risk	Money Market Fund	Total Return Bond Fund	Balanced Fund (formerly known as The Defensive Balanced Fund)	Muirfield Fund™	Spectrum Fund	Utilities and Infrastructure Fund (formerly known as The Total Return Utilities Fund)	Dynamic Growth Fund	Strategic Growth Fund	Aggressive Growth Fund	Quantex Fund™
General	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Stock Market			✓	✓	✓	✓	✓	✓	✓	✓
Market Capitalization			✓	✓	✓	✓	✓	✓	✓	✓
Sector/Concentration						✓		✓
Foreign Investment		✓	✓	✓	✓	✓	✓	✓	✓
ETF and Index Fund		✓	✓	✓	✓		✓	✓	✓	✓
Closed-end Fund		✓	✓	✓	✓		✓	✓	✓
Derivatives		✓	✓	✓	✓		✓	✓	✓
Fixed Income	✓	✓	✓	✓	✓		✓		✓
Government Securities	✓	✓
Credit	✓	✓	✓	✓	✓
Investment Company	✓	✓	✓	✓	✓		✓	✓	✓
Liquidity		✓								✓
Commodities								✓
Real Estate								✓
Growth Stock			✓	✓	✓		✓	✓	✓	✓
High Yield		✓	✓
Inflation	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Management	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Portfolio Turnover	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Small Cap Company			✓	✓	✓	✓	✓	✓	✓	✓
Value Stock			✓	✓	✓	✓	✓	✓	✓	✓

PORTFOLIO HOLDINGS

The Flex-funds® complete portfolio holdings as of the end of each calendar month ordinarily are posted on www.flexfunds.com by the fifth day of the following calendar month, or the first business day thereafter.  A description of The Flex-funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information (“SAI”).

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MANAGEMENT OF THE FUNDS

WHO MANAGES THE FUNDS?

Investment Adviser.  Meeder Asset Management, Inc. serves as investment adviser to the Funds.  The Adviser has been an investment adviser to individuals, pension and profit sharing plans, trusts, charitable organizations, corporations and other institutions since 1974. As of December 31, 2011, the Adviser and its affiliates managed approximately $941.3 million in assets.  The Adviser has its principal offices at 6125 Memorial Drive, Dublin, OH 43017.

Pursuant to an investment advisory contract between the Adviser and The Flex-funds®, the Adviser manages both the investment operations of the Funds and the composition of their portfolios, including the purchase, retention, disposition and loan of securities.  This investment advisory contract is subject to the supervision of the Board of Trustees and is executed in conformity with the stated objective and policies of the Funds. Under the contract, the Adviser is obligated to keep certain books and records of the Funds. The Adviser also administers the corporate affairs of the Funds, furnishes office facilities and provides ordinary clerical and bookkeeping services that are not being furnished by Huntington National Bank, the Funds’ custodian, or Mutual Funds Service Co., the Funds’ transfer and disbursing agent, fund accounting agent and administrator. Mutual Funds Service Co. is an affiliate of the Adviser.

Investment Sub-adviser –Utilities and Infrastructure Fund

Subject to supervision by the Adviser, Miller/Howard Investments, Inc. (“Miller/Howard”) serves as sub-adviser to the Utilities and Infrastructure Fund.  Miller/Howard is a registered investment adviser that has been providing investment services to broker-dealers, investment advisers, employee benefit plans, endowment portfolios, foundations and other institutions and individuals since 1984.  As of December 31, 2011, Miller/Howard managed approximately $___ billion in assets.  Miller/Howard has its principal offices at 324 Upper Byrdcliffe Road,
P. O. Box 549, Woodstock, New York 12498.

Management Fees.  During the calendar year ended December 31, 2011, the Funds paid the Adviser management fees as follows:

		Management Fees
	Contractual	Waived and/or	Net Management
	Management Fee	Reimbursed by	Fee Paid to Adviser
	as Percentage	Adviser as Percentage	as Percentage of
	of Average Daily	of Average Daily	Average Daily
	Net Assets	Net Assets	Net Assets
Fund
Money Market Fund
Retail Class	0.38%	0.42%	-0.04%
Institutional Class	0.38%	0.45%	-0.07%
The Total Return Bond Fund	0.40%	0.27%	0.13%
Balanced Fund	0.75%	0.07%	0.68%
Muirfield Fund®	0.83%	0.05%	0.78%
Utilities and Infrastructure Fund	1.00%	0.00%	1.00%
Dynamic Growth Fund	0.75%	0.07%	0.68%
Strategic Growth Fund	0.75%	0.08%	0.67%
Aggressive Growth Fund	0.75%	0.01%	0.74%
Quantex Fund™	1.00%	0.25%	0.75%

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A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract for the Funds is available in the Funds’ annual report to shareholders for the fiscal year ended December 31, 2010.  For more information about management fees, see “Investment Adviser” in the Statement of Additional Information.

Voluntary Fee Waivers, Reimbursements and Expenses Paid Indirectly

The Fund, the Adviser and the Adviser’s affiliates are voluntarily waiving and/or reimbursing a portion of the management fees, transfer agency fees and the Distribution and Service Fees.  These voluntary fee waivers and reimbursements may be revised or canceled at any time.  When these waivers and/or reimbursements are applied to each Fund’s Total Annual Fund Operating Expenses as shown in the Fund Summaries Section of this prospectus, Net Annual Fund Operating Expenses for each Fund would be as follows:

	Gross Total Annual Fund Operating Expenses	Less Voluntary Fee Waivers and/or Reimbursements	Less Expenses Paid Indirectly	Less Acquired Fund Fees and Expenses	Net Annual Fund Operating Expenses*
Money Market Fund
Retail Class	0.90%	0.60%	0.00%	0.00%	0.30%
Institutional Class	0.71%	0.50%	0.00%	0.00%	0.21%
Total Return Bond Fund	1.72%	0.30%	0.07%	0.36%	0.99%
Balanced Fund	1.99%	0.10%	0.06%	0.39%	1.44%
Muirfield Fund®	1.97%	0.13%	0.06%	0.39%	1.39%
Utilities and Infrastructure Fund	2.02%	0.12%	0.00%	0.00%	1.90%
Dynamic Growth Fund	1.96%	0.11%	0.07%	0.39%	1.39%
Strategic Growth Fund	2.00%	0.10%	0.09%	0.42%	1.39%
Aggressive Growth Fund	2.09%	0.05%	0.06%	0.39%	1.59%
Quantex Fund™	2.06%	0.44%	0.00%	0.00%	1.62%

* Net annual fund operating expenses are reflected in the Financial Highlights and audited financial statements. The ratio is based on average daily net assets for the year ended December 31, 2011.  This ratio may increase or decrease depending on fluctuations in fund net assets.

PORTFOLIO MANAGERS

A team of individuals employed by the Adviser are jointly and primarily responsible for the day-to-day management of the Money Market Fund, Total Return Bond Fund, Balanced Fund (formerly known as The Defensive Balanced Fund), Muirfield Fund®, Spectrum Fund, Dynamic Growth Fund, Strategic Growth Fund, Aggressive Growth Fund and Quantex Fund™.  The investment management team consists of the following individuals:

Robert S. Meeder, Jr.  Mr. Meeder brings over 29 years of investment industry experience to Meeder Asset Management, Inc.  Mr. Meeder has been President of Meeder Asset Management, Inc. since 1991 and has been a member of the team managing the Funds since August of 2005.  In addition to his executive duties, Mr. Meeder is involved in the development of investment policy and client relationships for Meeder Asset Management, Inc.

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Dale W. Smith.  Mr. Smith has been associated with Meeder Asset Management as the Chief Investment Officer and Chief Financial Officer since March 2005.  Mr. Smith brings 27 years of financial services experience to Meeder Asset Management, with previous positions as Senior Vice President, Financial Services at BISYS Fund Services from 1999 to 2004 and Senior Vice President, Fund Accounting at BISYS Fund Services from 1996 to 1999.  Mr. Smith has been a member of the team managing the Funds since August 2005.

Robert G. Techentin.  Mr. Techentin is a Portfolio Manager at Meeder Asset Management, Inc. and has been associated with Meeder Asset Management, Inc. since August 2006.  Mr. Techentin brings 18 years of investment industry experience to Meeder Asset Management, with his previous positions as Portfolio Manager at H&R Block from 1993 to 2001, Financial Representative at Northwestern Mutual Life Insurance Company from 2002 to 2005 and as a Financial Consultant at Charles Schwab & Co. from 2005 to 2006.  Mr. Techentin has been a member of the team managing the Funds since August 2006.

Clinton Brewer, CFA.  Mr. Brewer is a Portfolio Manager at Meeder Asset Management, Inc. and has been associated with Meeder Asset Management, Inc. since June 2008.  Mr. Brewer brings over 8 years of investment industry experience to Meeder Asset Management, with previous positions as a market research analyst with FTN Midwest Research Securities Corp. from 2004 to 2006, a research associate at McDonald Investments from 2006 to 2007 and as a research associate with FTN Midwest Securities Corp. from 2007 to 2008.  Mr. Brewer has been a member of the team managing the Funds since June 2008.

Jeffrey Liu, CFA.  Mr. Liu is a Portfolio Manager at Meeder Asset Management, Inc. and has been associated with Meeder Asset Management, Inc. since February 2008.  Mr. Liu brings over 15 years of investment industry experience to Meeder Asset Management, with previous positions as a financial adviser at Merrill Lynch/Advest from 2002 to 2006 and as an Investment Analyst with The Garlikov Companies from 2006 to 2008.  Mr. Liu has been a member of the team managing the Funds since February 2008.

Ted Clark.  Mr. Clark is an Assistant Portfolio Manager at Meeder Asset Management, Inc. and has been associated with Meeder Asset Management, Inc. since November 2006.  Mr. Clark brings over 8 years of financial service experience to Meeder Asset Management, with previous positions as a financial adviser with AXA Advisors in 2002 and as a retirement plan consultant with Nationwide from 2002 to 2006.  Mr. Clark has been a member of the team managing the Funds since April 2007.

Jason Headings.  Mr. Headings is an Assistant Portfolio Manager with Meeder Asset Management, Inc. and has been associated with Meeder Asset Management, Inc. since February 2006.  Mr. Headings brings 4 years of financial service experience to Meeder Asset Management, with previous experience as a financial adviser with Primerica from 2004 to 2006.  Mr. Headings has been a member of the team managing the Funds since July 2006.

Nick Van Eman.  Mr. Van Eman is an Investment Analyst with Meeder Asset Management, Inc. and has been associated with Meeder Asset Management, Inc. since February 2008.  Mr. Van Eman brings 3 years of financial services experience to Meeder Asset Management, with previous experience as a performance analyst with Meeder from 2008 to 2010.  Mr. Van Eman has been a member of the team managing the Funds since August 2010.

The Utilities and Infrastructure Fund.  The Utilities and Infrastructure Fund is sub-advised by Miller/Howard.

Lowell G. Miller.  Mr. Miller is director and the President of Miller/Howard.  Mr. Miller has served as President and portfolio manager of Miller/Howard and its predecessor since 1984 and has managed the Fund since its inception in 1995.

The Statement of Additional Information for the Funds provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

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INVESTING WITH THE FLEX-FUNDS

When you buy and sell shares of a Fund, the price of the shares is based on the Fund’s net asset value per share (NAV) next determined after the order is received.

Calculating a Fund’s NAV.  A Fund's NAV is calculated by adding the total value of the Fund’s investments and other assets, subtracting the liabilities and then dividing that figure by the number of outstanding shares of the Fund as follows:

NAV =	(Total Assets – Liabilities) Number of Shares Outstanding

The NAV for each Fund, except the Money Market Fund, is calculated after the close of trading (normally 4:00 p.m., Eastern time ("ET")) on each day the New York Stock Exchange is open for business.  On occasion, the NYSE will close before 4:00 p.m. ET.  When this occurs, purchase requests received by the Fund or an authorized agent of the Fund after the NYSE closes will be effective the following business day.  The NAVs for the Money Market Fund are determined each business day that the Federal Reserve System is open and are calculated at 4:00 p.m. and 12:00 p.m./noon, ET, respectively.  Generally, the NYSE is closed and the share price of each Fund is not calculated on Saturdays, Sundays and the following holidays,: New Years Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  In addition to the aforementioned holidays, the share price of the Total Return Bond Fund and the Money Market Fund is not calculated on days that the Federal Reserve System is closed.  The NAV of the Funds may change every day.

Valuing the Fund's Assets.  The assets of each Fund, except the Money Market Fund, are generally valued on the basis of market quotations.  The Money Market Fund seeks to maintain a stable NAV per share of $1.00 and uses the amortized cost method to value its assets.  This method provides more stability in valuations, but may also result in periods during which the stated value of a security is different than the price the Money Market Fund would receive if it sold the investment.  Short-term money market instruments held by other Funds also are valued using the amortized cost method.  The Muirfield Fund®, Dynamic Growth Fund, Aggressive Growth Fund, Balanced Fund (formerly known as The Defensive Balanced Fund) and Strategic Growth Fund are “funds of mutual funds”.  The NAVs of these Funds are calculated based primarily on the NAVs of the underlying funds in which they invest.

If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by The Flex-fund's Board of Trustees.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  In addition, securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market.  Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.  Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  The prospectuses for the underlying mutual funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing.

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HOW TO BUY SHARES

Each Fund, other than the Money Market Fund offers one class of shares.  The Money Market Fund offers Retail and Institutional Class shares, which differ only with respect to distribution and/or service fees and minimum initial purchase amounts.

Shares are offered continuously and sold without a sales charge.  Shares of Funds are purchased at the NAV next determined after receipt of the purchase order by Mutual Funds Service Co., the Funds’ transfer agent, or an authorized financial intermediary.  For more information, please see When Purchases are Effective.  Minimum and subsequent investment amounts for each of the Funds are as follows:

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	Initial Investment	Initial Investment IRA Account	Subsequent Investments
The Money Market Fund
Retail Class	$2,500	$500	$100
Institutional Class	$1,000,000	NA	$100
Total Return Bond Fund Balanced Fund Muirfield Fund® Spectrum Fund Utilities and Infrastructure Fund Dynamic Growth Fund Strategic Growth Fund Aggressive Growth Fund Quantex Fund™	$2,500	$500	$100

Minimums may be waived if you purchase Fund shares through a financial intermediary or through certain types of retirement plans and wrap accounts.

Important Information About Opening an Account. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you.  We also may ask to see your driver’s license or other identifying documents.  If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk.  If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified.  However, if we are unable to verify your identity, the Funds reserve the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed.  If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.  If your account is closed at the request of governmental or law enforcement authorities, the Funds may be required by the authorities to withhold the proceeds.

Purchases Through Financial Intermediaries. You may make initial and subsequent purchases of shares of the Funds through a financial intermediary, such as an investment adviser or broker-dealer, bank or other financial institution that purchases shares for its customers.  Before investing in the Funds through a financial intermediary, you should carefully read any materials provided by the intermediary together with this prospectus.

When shares are purchased this way, the financial intermediary may:

•	charge a fee for its services;

•	act as the shareholder of record of the shares;

•	set different minimum initial and additional investment requirements;

•	impose other charges and restrictions;

•	designate intermediaries to accept purchase and sale orders on a Fund’s behalf; or

•	impose an earlier cut-off time for purchase and redemption requests.

The Funds consider a purchase or sale order as received when a financial intermediary receives the order in proper form before 4:00 p.m. Eastern Time.  These orders will be priced based on a Fund’s NAV next computed after such order is received by the financial intermediary.  It is the responsibility of the financial intermediary to transmit properly completed purchase orders to the Funds in a timely manner.  Any change in price due to the failure of a Fund to timely receive an order must be settled between the investor and the financial intermediary placing the order.

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Shares held through an intermediary may be transferred into your name following procedures established by your intermediary and the Fund.  Certain intermediaries may receive compensation from the Fund, the Adviser or their affiliates.

Fund Direct Purchases.  You also may invest directly with the Funds.  Carefully read and complete the New Account Application accompanying this Prospectus.  You can obtain a copy of the New Account Application by calling The Flex-funds® at 1-800-325-FLEX or 614-760-2159 on days the Funds are open for business or by visiting www.flexfunds.com.

Initial Purchases for New Accounts.  The Flex-funds® must receive a completed New Account Application in good order before it can process an initial investment.  You may pay for your initial investment in the following ways:

By Check:

•	Make your check payable to the Fund in which you are investing. A check must accompany the New Account Application, unless you are paying by bank wire.

•	All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. The Funds do not accept third party checks, cash, travelers checks or money orders for purchases.

•	Mail the New Account Application and check to:

The Flex-funds®
P.O. Box 7177
Dublin, Ohio 43017

OR

•	For overnight or UPS/FedEx delivery:

The Flex-funds®
6125 Memorial Drive
Dublin, Ohio  43017

•	All investments by check will be subject to a 15-day hold and redemptions may be rejected prior to the 15-day hold period (or release of the hold).

By Bank Wire:

•
A completed application must be received and processed by The Flex-funds® before your wire transaction is processed.  The Flex-funds® will not permit a purchase of Fund shares until the New Account Application is received in good order.

•
If the wire order is for a new account, or to open an account in a different Fund, you must telephone Shareholder Services at 1-800-325-FLEX, or (614) 760-2159 prior to making your initial investment.  Advise Shareholder Services of the amount you intend to invest and obtain an account number and wire instructions.  Wires sent without notifying the Fund will result in a delay of the effective date of your purchase.

•
Any delays that may occur in wiring money, including delays that may occur in processing by the banks, will delay your investment and are not the responsibility of The Flex-funds® or the transfer agent.

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•	The Funds do not charge a fee for the receipt of wired federal funds, but reserve the right to charge shareholders for these services upon 30 days written notice.

•	Your bank may impose a charge for sending a wire.

•	The Funds reserve the right to charge for outgoing wires.

When making your initial investment in a Fund, you may choose to participate in the Automatic Account Builder Program.  For more information about Automatic Account Builder, see Other Shareholder Services – Automatic Account Builder Program.

Subsequent Investments.  Once an account has been opened, you may purchase additional shares at any time by mail or telephone.  If paying for your subsequent investment by wire, please follow the instructions listed above.  When making additional investments by mail, send your check made payable to the Fund you are investing in at:

The Flex-funds®
L-2569
Columbus, OH 43260-2569

Please Note:  All subsequent investments by check have a 15-day hold on the check and redemptions may be rejected prior to the 15-day hold (or hold being released).

After your account is opened, you also may make subsequent investments by Automated Clearing House (ACH) from a bank or other financial institution which is a member of ACH.

•	To purchase shares of a Fund by ACH, call The Flex-funds® at 1-800-325-FLEX, or (614) 760-2159 for instructions.

•	The transfer agent will electronically debit your account at the financial institution identified on the account application for the amount of your purchase.

•	Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Fund or the transfer agent.

•	The Funds do not charge a fee for the receipt of ACH funds.

•	Your bank may impose an ACH charge.

Each additional purchase request must contain the name on the account and the correct account number and Fund name to permit proper crediting to the account.  If a check, wire transaction or ACH is received and there is no Fund identified and you own only one Fund, the investment will be credited to that Fund.  If you own multiple Funds and no Fund is identified, you must confirm the Fund to be credited prior to the transaction being processed or the investment will be returned.  Any subsequent investment received not in good order may result in a delay in processing the transaction.  All additional purchases are made at NAV next determined after receipt of a purchase order by the Fund or authorized financial intermediaries.

Telephone Transactions.  For your protection, telephone requests may be recorded in order to verify their accuracy.  In addition, the transfer agent will employ reasonable measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information.  If appropriate security measures are taken, the transfer agent is not responsible for any loss, damage, cost or expenses in acting on such telephone instructions.  You will bear the risk of any such loss.

When Purchases are Effective.  Your order to purchase shares is priced at the next NAV calculated after your order is received in good order by the Fund or a financial intermediary.  Only purchase orders received by the Fund or a financial intermediary before 4:00 p.m. Eastern Time will be effective at that day’s NAV.  On occasion, the NYSE will close before 4:00 p.m. ET.  When that happens, purchase requests received by the Fund or an authorized agent of the Fund after the NYSE closes will be effective the following business day.

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Generally, investments received by mail must be in “good order”, which means that the application is complete and accompanied by payment.  However, payment for purchases made by telephone will receive the NAV next calculated after receipt provided “federal funds” are received by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. ET) within three business days after the purchase order is placed for the Quantex Fund™, Muirfield®, Spectrum, Utilities and Infrastructure, Aggressive Growth, Balanced, Strategic Growth and Dynamic Growth Funds.  Shares of the Total Return Bond Fund are purchased at net asset value per share next determined after receipt of both a purchase order and payment.

Trade requests in the Money Market Fund received by the Fund or a financial intermediary prior to 12:00 p.m./Noon ET will begin earning dividends on the day received, provided the Fund receives federal funds by the close of the Federal Reserve wire transfer system that day.  Purchase orders received after 12:00 p.m., or for which wire payment is not received the same day, are effective the following day.  Investments in The Money Market Fund made by check generally are credited to shareholder accounts, and begin to earn dividends on the next business day following receipt.

In the event that an order is placed by the cut-off time specified above but the related wire payment is not received by the Fund by the close of the Federal Reserve wire transfer system that same day, then either your order may not be effective until the next business day on which federal funds are timely received by a Fund, or the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent.

Other Purchase Information

The Funds may limit the amount of purchases or refuse to sell shares to any person and for any reason. The Funds do not accept cash.  Checks must be made payable to the Funds in U.S. dollars and drawn on a U.S. bank. If a shareholder's check or wire is dishonored, the purchase and any dividends paid thereon will be reversed and the Fund will charge you a fee of $31.00 for each check or wire that is dishonored.  We reserve the right to change this fee at any time.  The Funds have the right to stop offering shares for sale at any time. If shares are purchased with federal funds, they may be redeemed at any time thereafter as explained below.

Please note that your account may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

HOW TO REDEEM SHARES

You may redeem all or part of your investment in a Fund on any day that the Funds are open for business, subject to certain restrictions described below.  You may request a redemption by mail or telephone.  IRA accounts are not redeemable by telephone; an IRA distribution form must be completed and sent to The Flex-funds®.  Contact your financial intermediary or call 1-800-325-FLEX, or (614) 760-2159 to request an IRA distribution form.  You may also download a form on our website at www.flexfunds.com.

By Mail:  You may redeem any part of your account by sending a written request to your financial intermediary, if applicable, or to the Funds.

•	The redemption requests sent to the Funds must be initiated by an authorized trader on the account and contain the following information:

•	the Fund name;

•	your account number;

•	your address;

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•	the dollar amount or number of shares you wish to redeem;

•	the signature(s) of all registered account owners(refer to account application for signature requirements); and

•	the Federal tax withholding election (for retirement accounts).

•	The redemption request should be sent to:

The Flex-funds®
P.O. Box 7177
Dublin, Ohio 43017

•	In certain circumstances, a Medallion Signature Guarantee may be required. For more details, please see Medallion Signature Guarantee below.

•	Amounts withdrawn are mailed to all account owners at the address of record at The Flex-funds®. Shareholders requesting Priority Mail or overnight delivery will be charged for this service.

By Telephone:  You may redeem shares by telephone by calling 1-800-325-FLEX, or (614) 760-2159.

•	If you wish to use the telephone redemption procedure, you must select this feature on the New Account Application.

•
Proceeds from telephone transactions will be mailed only to the names(s) and address of record and will only be executed if telephone redemptions are authorized on the account.  Shareholders requesting Priority Mail or overnight delivery will be charged for this service.

•
For your protection, telephone requests may be recorded in order to verify their accuracy.  In addition, the transfer agent will employ reasonable measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information.  If appropriate security measures are taken, the transfer agent is not responsible for any loss, damage, cost or expenses in acting on such telephone instructions.

•	The Fund may terminate the telephone procedures at any time.

•
During periods of extreme market activity it is possible that you may encounter some difficulty in reaching us by telephone.  If you are unable to reach us by telephone, you may request a redemption by mail or leave a message and a shareholder services representative will return your call promptly.  Please do not leave trade instructions on voicemail as these requests will not be honored.

When making your initial investment in a Fund, you may choose to participate in the Systematic Withdrawal Program.  This program allows you to automatically sell your shares and receive regular distributions from your account. For more information about the Systematic Withdrawal Program, see Other Shareholder Services – Systematic Withdrawal Program.

Medallion Signature Guarantee - Some circumstances require that your request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee.  A Medallion Signature Guarantee helps protect you against fraud. You can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. You should verify with the institution that it is an eligible guarantor prior to signing.  The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP).  SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WILL NOT BE ACCEPTED.  Your redemption request must be made in writing and include a Medallion Signature Guarantee if any of the following situations apply:

•	Your account registration or account address has changed within the last 30 days;

•	The check is being mailed to a different address than the one on your account (address of record);

59

•	The check is being made payable to someone other than the account owner;

•	The redemption proceeds are being transferred to a Fund account with a different registration;

•	The redemption proceeds are being wired to, or you provide ACH transfer instructions for, a bank account other than a bank account of record;

•	Any redemption request from a deceased shareholder’s account.

You will be notified within two business days of any rejection.

When Redemptions Are Effective.  Redemption requests received by a Fund or an authorized financial intermediary before 4:00 p.m. ET (or before the NYSE closes if it closes before 4:00 p.m. ET.) will be effective that day.  Redemption requests received by a Fund or an authorized financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following business day.  The price you will receive when you redeem your shares will be the NAV next determined after the Fund receives your properly completed redemption request.

The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time your redemption request is received.  A financial intermediary or fund may charge a transaction fee to redeem shares.

When Redemptions Are Made.  You may receive redemption proceeds by check, bank wire transfer or direct deposit into your bank account.  In the event that a wire transfer is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.  Amounts withdrawn by mail normally are sent by U.S. mail within one business day after the request is received, and are mailed no later than seven days after receipt of the redemption request.  Amounts withdrawn by telephone normally are mailed or wired on the next bank business day following the date of the redemption request.  You may change the bank account designated to receive redemptions. This may be done at any time upon written request to the Fund. In this case, your signature must be Medallion Signature guaranteed.  Proceeds from the redemption of shares of  the Money Market Fund normally will be wired the same day, if a request for a wire redemption is received prior to 12:00 p.m./Noon ET on any business day.

As a special service, you may arrange to have amounts in excess of $1,000 wired in federal funds to a designated commercial bank account.  To use this procedure, please designate on the New Account Application a bank and bank account number to receive the wired proceeds. There is no charge for this service.

Additional documentation may be required for redemptions by corporations, executors, administrators, trustees, guardians, or other fiduciaries.

The Fund may hold proceeds for shares purchased by ACH up to three (3) days and for shares purchased by check may be as long as fifteen (15) business days until the purchase amount has been collected.  In addition, if shares are purchased by check and there has been a recent address change on the account, the Fund’s transfer agent will not pay a redemption until reasonably satisfied the check used to purchase shares has been collected, which may take up to 30 days.  To eliminate this delay, you may purchase shares of a Fund by certified check or wire.  Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment of redemption proceeds.

Check-writing Redemption Procedure--Money Market Fund Only:  The Money Market Fund will provide a supply of checks to any shareholder when requested. These checks are mailed to your address of record normally within two weeks following the date of the initial account investment. These checks may be used to draw against your Money Market Fund account. Checks may be written in any amount greater than $100. To use this privilege you must complete the check-writing redemption feature on the New Account Application form and complete the signature card, or notify the Fund after making an initial investment.  The Fund reserves the right to charge for Money Market Fund checkbook orders.

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A commercial check package consisting of 300 checks is available for a nominal charge. If you are interested in a commercial check package, you should contact the Fund for additional information at 1-800-325-FLEX or (614) 760-2159.

Checkbooks for new Money Market Fund account applications will not be ordered until the account application is in good order.

When a check is presented to the bank for payment, the bank (as your agent) will cause the Fund to redeem sufficient shares to cover the amount of the check. Shares continue earning dividends until the day on which the check is presented to the bank for payment. Due to the delay caused by the requirement that redemptions be priced at the next computed net asset value, the bank will only accept checks for payment which are presented through normal bank clearing channels. If shares are purchased by check, the Fund’s transfer agent will return checks drawn on those shares, or any portion thereof, until the check(s) used to purchase the shares has cleared (subject to the 15-day hold).  If you anticipate check redemptions soon after you purchase shares, you are advised to wire payment to avoid the return of any check(s). If the amount of the check is greater than the value of the shares held in your account, the check will be returned and your account will be charged a fee of $31. We reserve the right to change this fee at any time.  To avoid the possibility that a check may not be accepted due to insufficient share balances, you should not attempt to withdraw the full amount of an account or to close out an account by using this procedure. If the signature on the check does not match the signature card completed prior to receiving a book of checks, the check will be rejected.  The Money Market Fund, the transfer agent and the bank will not be liable for any loss or expenses associated with returned checks. Use of this procedure will be subject to the bank's rules and regulations governing checking accounts.

Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.

You may request a stop payment on any check and the transfer agent will attempt to carry out your request. The transfer agent cannot guarantee that such efforts will be successful. Because the bank charges the Fund for this service, your account will be charged a $31 fee for any stop payment request that becomes effective. No fee, other than those specified above, will be charged to you for participation in the check-writing redemption procedure or for the clearance of any checks.  We reserve to the right to change this fee at any time.  The stop payment shall be effective for six months.  The stop payment may be renewed for an additional six months if request in writing.

Accounts With Low Balances.  The Fund incurs certain fixed costs in maintaining shareholder accounts.  Therefore, if your account value is less than $1,000 ($200 for an IRA account), the account will be subject to an annual fee of $25.00.  You will receive notification 60 days prior to the date the fee is deducted.  Account balances will be determined on a Fund-by-Fund basis.  If you participate in the Automatic Account Builder Program, you will not be subject to this fee. This fee also will not be charged to group retirement accounts that are making continuing purchases and certain accounts held by broker-dealers through the National Securities Clearing Corporation.

Each Fund also reserves the right to redeem your shares and close your account if redemption activity brings the value of your account below $1,000 ($200 for an IRA account) or you have opened your account for less than the minimum purchase amount and do not purchase additional shares to meet the minimum balance requirement.  In such cases, you will be notified and given at least 30 days to purchase additional shares before the account is closed.  An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may purchase additional shares to increase the value of your account to the minimum amount within the 30-day period. Each share of a Fund also is subject to involuntary redemption at any time if the Board of Trustees determines to liquidate the Fund.

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Incidental Costs.  The only costs associated with the Fund are described in the Fund Expenses section and certain incidental fees associated with specific services on accounts.  These fees include an annual maintenance fee of $10 assessed by the custodian for IRA accounts and a $20 fee will be assessed to close out an IRA balance at the time of redemption.  We reserve the right to change any of the above fees after notice to you.

Additional Information About Redemptions.  Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, each Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.  In the event a Fund makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash.

EXCHANGE PRIVILEGE

You may exchange shares of a Fund for shares of any other Fund within The Flex-funds® that is available for sale in your state at their respective NAVs.  Exchanges are subject to applicable minimum initial and subsequent investment requirements. It will be necessary to complete a separate New Account Application if:

•	You wish to register a new account in a different name;

•	You wish to add telephone redemption or exchange privileges to an account; or

•	You wish to have check-writing redemption privileges in a Money Market Fund account.

Exchange requests may be directed to the Fund by mail or telephone.

By Mail:

•	Mail your exchange request to:

The Flex-funds®
P.O. Box 7177
Dublin, Ohio 43017

•	The exchange request must be signed exactly as your name appears on the Fund's account records.

By Telephone:

•	You may make exchanges by telephone only if you selected the telephone redemption feature on your New Account Application

•	Exchange requests may be made by telephone by calling 1-800-325-FLEX, or call (614) 760-2159.

•	Exchanges must be made within the same account.

•	To transfer shares from one account to another account, the registration of accounts must be identical or be subject to Medallion Signature Guarantee rules.

Exchange requests in good order received by a Fund or an authorized financial intermediary before 4:00 p.m. ET (or before the NYSE closes if it closes before 4:00 p.m. ET.) will be effective that day.  The price you will receive will be the NAV next determined after the Fund receives your exchange request.  Requests to exchange shares of the Money Market Fund for shares of another Fund must be received prior to 12:00 p.m./Noon, ET and will be effective the same day as receipt.  Exchange requests received by the Fund or an authorized financial intermediary after the times listed above are processed at the NAV determined on the following business day.

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The exchange of shares of one Fund for shares of another Fund is treated for federal income tax purposes as a sale of the shares redeemed. You may realize a taxable gain or loss on an exchange, and you should consult your tax adviser for further information concerning the tax consequences of an exchange. An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

An exchange may be delayed briefly if redemption proceeds are not immediately available for purchase of the newly acquired shares. The exchange privilege may be modified or terminated at any time. In addition, each Fund may reject any exchange request and limit your use of the exchange privilege.

OTHER SHAREHOLDER SERVICES

Automatic Account Builder

When making your initial investment in a Fund, you may choose to participate in the Funds’ Automatic Account Builder Program by completing the appropriate section of the New Account Application.  Under the program, monthly or bi-monthly the Funds’ transfer agent will electronically debit your checking or savings account at the financial institution identified on the account application for the amount of your purchase.  Your bank must be a member of the Automated Clearing House (ACH). There is no charge by The Flex-funds for this service.  Your financial institution, however, may charge for debiting your account.  You can change the amount or discontinue your participation in the program by phone or by written notice to the Fund at least seven (7) business days prior to the next automatic investment date.

Direct Deposit

Investments of $100 or more may be directly deposited into your account.  If you wish to have a financial institution electronically transfer funds into your account, you should contact the Fund for information on this service by calling 1-800-325-FLEX or (614) 760-2159.  There is no charge for this service, although the financial institution debiting your account may charge a fee for this service.

Systematic Withdrawal Program

This program allows you to automatically sell your shares and receive regular distributions of $100 or more from your account. You must either own or purchase shares having a value of at least $10,000 and advise the Fund in writing of the amount to be distributed and the desired frequency, i.e., monthly, quarterly or annually. This option may be selected by completing the appropriate section of the New Account Application. You should realize that if withdrawals exceed income dividends, the invested principal may be depleted. You may make additional investments to the account and may change or stop the systematic withdrawal program at any time. There is no charge for this program.

Sub-accounting for Institutional Investors

A Fund's optional sub-accounting system offers a separate shareholder account for each participant and a master account record for the institution. Share activity is thus recorded and statements prepared for both individual sub-accounts and for the master account. For more complete information concerning this program contact the Fund.

SHORT-TERM TRADING POLICY

Each Fund (except for the Money Market Fund) discourages short-term or excessive trading and will seek to restrict or reject such trading or take other action as the Adviser or the transfer agent determines to be appropriate.  Depending on various factors, including the size of a Fund, the amount of assets the portfolio manager typically maintains in cash equivalents and the dollar amount and frequency of trades, short-term or excessive trading may interfere with the efficient management of a Fund’s portfolio, increase a Fund’s transaction costs, administrative costs and taxes and/or impact Fund performance.  Short-term traders seeking to take advantage of possible delays between the change in the value of a Fund’s portfolio holdings and the reflection of the change in the Fund’s NAV, sometimes referred to as “arbitrage market timing,” may, under certain circumstances, dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.

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The Funds will seek to reduce the risk of short-term trading by selectively reviewing on a continuous basis recent trading activity in order to identify trading activity that may be contrary to this short-term trading policy.  If the Funds believe, in their sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, the Funds may, with or without prior notice to the investor, reject further purchase orders from that investor, and disclaim responsibility for any consequent losses that the investor may incur.  Alternatively, the Funds may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions, including purchases and/or redemptions by an exchange or transfer between the Funds and any other mutual fund.  The Funds’ response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor's trading history in the Funds.  Although this method of reducing the risk of short-term trading involves judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.  While the Funds cannot guarantee the prevention of all excessive trading and market timing, by making these judgments the Funds believe they are acting in a manner that is in the best interests of shareholders.  The Funds' excessive trading policies generally do not apply to systematic purchases and redemptions.

As an investor, you are subject to this policy whether you are a direct shareholder of the Funds or investing indirectly in the Funds through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of an IRS recognized tax-deferred savings plan, such as a 401(k) retirement plan, that maintains an omnibus account with the Funds for trading on behalf of its customers.  The Funds have entered into information sharing agreements with such financial intermediaries under which the financial intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds’ market-timing policy with respect to customers identified by the Funds as having engaged in market timing.  The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will it enter into any such arrangements in the future.

Financial intermediaries maintaining omnibus accounts with the Funds may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees.  For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries also may exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.

DISTRIBUTION FEES

The Funds have adopted a Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that allows them to pay distribution and other fees for the sale and distribution of Fund shares and for services provided to shareholders.  These fees are called "Rule 12b-1 fees".  Rule 12b-1 fees are paid by the Fund to the financial intermediaries, securities brokers, attorneys, accountants, investment advisers, investment performance consultants, pension actuaries, banks, service organizations and other entities for distribution, sales and promotional services and expenses.  The Funds may pay up to the following 12b-1 fee rates:

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Percentage of Average Daily Net Assets
Money Market Fund – Retail Class	0.20%
Money Market Fund – Institutional Class	0.03%

Total Return Bond Fund	0.25%
Balanced Fund	0.25%
Muirfield Fund®	0.20%
Spectrum Fund	0.20%
Utilities and Infrastructure Fund	0.25%
Dynamic Growth Fund	0.25%
Strategic Growth Fund	0.25%
Aggressive Growth Fund	0.25%
Quantex Fund™	0.20%

Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, each of the Funds, except for the Money Market Fund, has adopted an administrative services plan.  Under these plans, shares of these Funds bear a service fee of up to 0.20% of Fund average daily net assets per year.  Service fees are used primarily to reimburse financial intermediaries and persons, including “platforms”, for providing services to Fund shareholders and maintaining shareholder accounts.

The underlying mutual funds in which the Muirfield®, Spectrum, Dynamic Growth, Aggressive Growth, Total Return Bond, Balanced and Strategic Growth Funds invest typically will have their own 12b-1 plans, which permit payment of 12b-1 fees to or for the benefit of their investors, such as the Funds.  The Funds will seek to obtain such payments, to be used to offset the overall expenses of the Funds.

Payment of Additional Compensation

On occasion, the Adviser may make payments out of its own resources and legitimate profits, which may include profits the Adviser derives from investment advisory fees paid by the Funds, to financial intermediaries as incentives to market the Funds, to cooperate with the Adviser’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support.  These payments are often referred to as “additional cash compensation” and are in addition to the Rule 12b-1 fees, and payments to financial intermediaries as discussed above.  The payments are made pursuant to agreements between financial intermediaries and the Adviser and do not affect the price investors pay to purchase shares of a Fund, the amount a Fund will receive as proceeds from such sales, or the amount of Rule 12b-1 fees and other expenses paid by a Fund.

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Additional cash compensation payments may be used to pay financial intermediaries for: (1) transaction support, including any one-time charges for establishing access to Fund shares on particular trading systems (known as "platform access fees"); (2) program support, such as expenses related to including the Funds in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance  programs (e.g., individual or group annuity contracts); (3) marketing support, such as providing representatives of the Adviser access to sales meetings, sales representatives and management representatives; (4) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Funds and shareholder financial planning needs; (5) providing shareholder and administrative services; and (6) providing other distribution-related or asset retention services.

Additional cash compensation payments generally are structured as basis point payments on gross or net sales or, in the case of platform access fees, fixed dollar amounts.

DIVIDENDS AND DISTRIBUTIONS

Investment Income and Capital Gains.  Each Fund may earn dividends and interest (i.e., investment income) on its investments.  In addition, when a Fund sells a security for a price that is higher than it paid, it records a gain.  When a Fund sells a security for a price that is lower than it paid, it records a loss.  If a Fund has held the security for more than one year, the gain or loss will be a long-term capital gain or loss.  If a Fund has held the security for one year or less, the gain or loss will be a short-term capital gain or loss.  The Fund's gains and losses are netted together to produce net capital gains or net capital losses.  As a shareholder, you will receive your share of a Fund's investment income and net capital gains.

Distributions.  Each Fund's net investment income and short-term capital gains are paid to you as ordinary dividends.  Each Fund's long-term capital gains are paid to you as capital gain distributions.  If the Fund pays you an amount in excess of its income and gains, this excess will generally be treated as a non-taxable return of capital.  These amounts, taken together, are what we call the Fund's "distributions".  The Utilities and Infrastructure Fund, Total Return Bond Fund and Money Market Fund distribute substantially all of their net investment income as dividends to shareholders on a monthly basis.  The Muirfield Fund®, Spectrum Fund, Quantex Fund™, Aggressive Growth Fund, Dynamic Growth Fund, Balanced Fund and Strategic Growth Fund distribute substantially all of their net investment income as dividends to shareholders on a quarterly basis.  All Funds distribute capital gains, if any, annually.  The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.  The amount of any distribution varies and there is no guarantee the Fund will pay either income dividends or capital gain distributions.

Investments in the Money Market Fund received by the Fund or a financial intermediary prior to 12:00 p.m./noon ET will begin earning dividends on the day received, provided the Fund receives “federal funds” by the close of the Federal Reserve wire transfer system that day.  Purchase orders which are received after 12:00 p.m./noon ET, or for which wire payment is not received, are effective the following day.  Investments in the Money Market Fund made by check are credited to shareholder accounts, and begin to earn dividends, on the next business day following receipt.

Dividend Reinvestment.  Most investors have their dividends reinvested in additional shares of the same Fund.  If you choose this option, or if you do not indicate any choice, your dividends will be reinvested in additional shares of the Fund at the applicable NAV on the dividend payable date.  Alternatively, you can choose to have a check for your dividends mailed to you.  However, if the check is not deliverable or the check is not cashed within six months of the date of the check, your dividends will be reinvested.  Dividend distributions of less than $10 are automatically reinvested in the Fund.  You may elect to have distributions on shares held in IRAs paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

TAXES

The following information is provided to help you understand the federal income taxes you may have to pay on income dividends and capital gains distributions from the Fund, as well as on gains realized from your redemption of Fund shares.  This discussion is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

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The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.  Foreign governments may impose taxes on the income and gains from a Fund's investments in foreign securities.  These taxes will reduce the amount of the Fund's distributions to you.

Taxation of Distributions.  Distributions from the Funds (both taxable income dividends and capital gains) are normally taxable to you as ordinary income or long-term capital gains, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).  Due to the nature of the investment strategies used, distributions by the Muirfield Fund®, Spectrum Fund, Quantex Fund™, Aggressive Growth Fund, Dynamic Growth Fund, Balanced Fund, Strategic Growth Fund and Utilities and Infrastructure Fund, generally are expected to consist primarily of net capital gains and distributions by the Money Market Fund are expected to consist primarily of ordinary income; however, the nature of a Fund's distributions could vary in any given year.

At the end of the calendar year, the Funds will send to you an Internal Revenue Service Form 1099 setting forth the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the Fund in the prior year.  This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year.  The IRS requires you to report these amounts on your income tax return for the prior year.

For federal income tax purposes, distributions of net investment income are taxable generally as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%.  It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2013. The amount of dividend income that may be so designated by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund Shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable as ordinary income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gain regardless of how long you have held your shares in the Fund.  Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%.  It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2013.  Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income.  Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

A Fund may incur net capital losses, which can be carried forward to subsequent tax years.  These loss carry forwards may be applied against subsequent capital gains within the Funds, thus reducing or eliminating capital gains distributions to shareholders of those Funds.  Information regarding capital loss carry forwards, if any, including the amount available and the expiration date, can be found in The Flex-funds® Annual Report.

U.S. Government Interest.  Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions.  The Funds will provide you with information at the end of each calendar year on the amount of any such dividends that may qualify for exemption from reporting on your individual income tax returns.

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State Taxes.  Ordinary dividends and capital gain distributions that you receive from the Funds and gains arising from redemptions or exchanges of your Funds shares will generally be subject to state and local income tax.  The holding of Funds shares may also be subject to state and local intangibles taxes.  You may wish to contact your tax adviser to determine the state and local tax consequences of your investment in the Funds.

Distributions to Retirement Plans.  Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to the plan, but you will be required to report Fund distributions on your income tax return when your qualified plan makes payments directly to you.  In general, these plans or accounts are governed by complex tax rules.  In addition, special rules apply to payouts from Roth IRAs.  You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Dividends-Received Deduction.  Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from a Fund.

Buying a Dividend.  If you are a taxable investor and invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution.  Fund distributions will reduce a Fund's NAV per share.  Therefore, if you buy shares after a Fund has experienced capital appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.  This is commonly known as “buying a dividend.”

Selling Shares.  Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax.  For individuals, any long-term capital gains you realize from selling Fund shares currently are taxed at a maximum rate of 15%.  Short-term capital gains are taxed at ordinary income tax rates.  You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Backup Withholding.  By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien).  You also may be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions or proceeds.  When withholding is required, the amount is 28% of any distributions or proceeds paid.  You should be aware that a Fund may be fined $50 annually by the Internal Revenue Service for each account for which a certified taxpayer identification number is not provided.  In the event that such a fine is imposed with respect to a specific account in any year, the applicable Fund may make a corresponding charge against the account.

SHAREHOLDER REPORTS AND OTHER INFORMATION

Statements, Reports and Prospectuses.  The Funds or your financial intermediary will send you quarterly account statements and other Fund materials and reports.  If you have an account directly with The Flex-funds®, you may elect to receive electronic copies of account statements, prospectuses, shareholder reports and other Fund information.  To select this option, visit www.flexfunds.com and enroll in The Flex-funds® electronic delivery program.  After enrolling and activating your account, you will receive e-mail notifications when Fund documents are available to be viewed and downloaded.  You also may view your accounts online, as well as obtain account transactions and balance information at www.flexfunds.com.

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In addition, the Funds or your financial intermediary will send you an immediate transaction confirmation statement after every non-systematic transaction, except transactions for the Money Market Fund.  The Funds or your financial intermediary will send you a monthly confirmation statement for all transactions for the Money Market Fund unless the only transactions are dividends.  Your confirmation statement will be mailed or available within five business days following month/quarter end.

Householding.  To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Funds’ privacy policy to shareholders having the same last name and address.  The consolidation of these mailings, called “householding”, benefits the Funds by reducing mailing expense.  If you want to receive multiple copies of these materials, you may write to Mutual Funds Service Co. at 6125 Memorial Drive, Dublin, OH 43017 or call 1-800-325-3539.  Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after Mutual Funds Service Co. receives your request to stop householding.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of the Funds' operations).  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).  The financial highlights have been audited by Cohen Fund Audit Services, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

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MONEY MARKET FUND - RETAIL CLASS

	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations
Net Investment Income	0.001	0.002	0.006	0.026	0.048
Total from Investment Operations	0.001	0.002	0.006	0.026	0.048

Less Distributions
From Net Investment Income	(0.001)	(0.002)	(0.006)	(0.026)	(0.048)
Total Distributions	(0.001)	(0.002)	(0.006)	(0.026)	(0.048)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (Assumes Reinvestment of Distributions)	0.11%	0.20%	0.64%	2.65%	4.95%

Ratios/Supplemental Data
Net assets, End of Period ($000)	$78,903	$96,087	$122,142	$161,232	$195,479
Ratio of Net Expenses to Average Net Assets	0.30%	0.38%	0.55%	0.49%	0.48%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.11%	0.20%	0.66%	2.64%	4.83%
Ratio of Expenses to Average Net Assets after Reductions, Excluding Expenses Paid Indirectly	0.30%	0.38%	0.55%	0.49%	0.48%
Ratio of Expenses to Average Net Assets Before Reductions	0.90%	0.86%	0.84%	0.83%	0.84%

70

MONEY MARKET FUND - INSTITUTIONAL CLASS

	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations
Net Investment Income	0.002	0.003	0.008	0.028	0.050
Total from Investment Operations	0.002	0.003	0.008	0.028	0.050

Less Distributions
From Net Investment Income	(0.002)	(0.003)	(0.008)	(0.028)	(0.050)
Total Distributions	(0.002)	(0.003)	(0.008)	(0.028)	(0.050)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (Assumes Reinvestment of Distributions)	0.20%	0.28%	0.75%	2.79%	5.09%

Ratios/Supplemental Data
Net Assets, End of Period ($000)	$23,231	$33,584	$46,249	$77,294	$20,333
Ratio of Net Expenses to Average Net Assets	0.21%	0.29%	0.43%	0.37%	0.34%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.20%	0.29%	0.83%	2.55%	4.98%
Ratio of Expenses to the Average Net Assets after Reductions, Excluding Expenses Paid Indirectly	0.21%	0.29%	0.43%	0.37%	0.34%
Ratio of Expenses to Average Net Assets Before Reductions	0.71%	0.68%	0.67%	0.68%	0.67%

71

BALANCED FUND (1)(2)(3)(4)
(formerly known as The Defensive Balanced Fund)

	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$9.72	$8.98	$7.86	$10.46	$10.51

Income from Investment Operations
Net Investment Income(5)	0.13	0.14	0.03	0.07	0.07
Net Gains (losses) on Securities, Futures, and Options (both realized and unrealized)	(0.57)	0.74	1.12	(2.60)	0.45
Total from Investment Operations	(0.44)	0.88	1.15	(2.53)	0.52

Less Distributions
From Net Investment Income	(0.10)	(0.14)	(0.03)	(0.07)	(0.07)
From Net Capital Gains	0.00	0.00	0.00	0.00	(0.50)
Total Distributions	(0.10)	(0.14)	(0.03)	(0.07)	(0.57)

Net Asset Value, End of Period	$9.18	$9.72	$8.98	$7.86	$10.46

Total Return (Assumes Reinvestment of Distributions)	(4.49%)	9.76%	14.65%	(24.16%)	5.03%

Ratios/Supplemental Data
Net Assets, End of Period ($000)	$85,797	$57,779	$49,388	$34,766	$74,290
Ratio of Net Expenses to Average Net Assets	1.44%	1.52%	1.54%	1.54%	1.56%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.29%	1.51%	0.41%	0.67%	0.79%
Ratio of Expenses to Average Net Assets after Reductions, Excluding Expenses Paid Indirectly	1.51%	1.57%	1.59%	1.55%	1.56%
Ratio of Expenses to Average Net Assets Before Reductions	1.60%	1.66%	1.72%	1.70%	1.66%
Portfolio Turnover Rate	164%	161%	182%	204%	137%

(1) Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of average net assets after reductions, excluding expenses paid indirectly, and ratio of expenses to average net assets before reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

(2) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3) Total return and portfolio turnover rate are not annualized for periods of less than one full year.

(4) Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of average net assets after reductions, excluding expenses paid indirectly, and ratio of expenses to average net assets after before reductions are annualized for periods of less than one full year.

(5) Net investment income per share is based on average shares outstanding during the period.

72

 MUIRFIELD FUND®(1)(2)

	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$5.60	$4.99	$4.21	$6.02	$5.81

Income from Investment Operations
Net Investment Income(3)	(0.01)	0.02	0.01	0.02	0.18
Net Gains (losses) on Securities, Futures and Options (both realized and unrealized)	(0.41)	0.61	0.79	(1.83)	0.23
Total from Investment Operations	(0.42)	0.63	0.80	(1.81)	0.41

Less Distributions
From Net Investment Income	(0.01)	(0.02)	(0.02)	0.00	(0.20)
Total Distributions	(0.01)	(0.02)	(0.02)	0.00	(0.20)
Net Asset Value, End of Period	$5.17	$5.60	$4.99	$4.21	$6.02

Total Return (Assumes Reinvestment of Distributions)	7.55%	12.65%	18.95%	(30.07%)	7.02%

Ratios/Supplemental Data
Net assets, End of Period ($000)	$119,787	$122,266	$115,138	$86,310	$50,374
Ratio of Net Expenses to Average Net Assets	1.39%	1.39%	1.43%	1.39%	1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.11%)	0.40%	0.17%	0.54%	3.01%
Ratio of Expenses to Average Net Assets after Reductions, Excluding Expenses Paid Indirectly	1.46%	1.47%	1.51%	1.48%	1.52%
Ratio of Expenses to Average Net Assets Before Reductions	1.58%	1.60%	1.66%	1.75%	1.88%
Portfolio Turnover Rate	189%	128%	166%	173%	144%

(1) Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of average net assets after reductions, excluding expenses paid indirectly, and ratio of expenses to average net assets before reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

(2) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)  Net investment income per share is based on average shares outstanding during the period.

73

UTILITIES AND INFRASTRUCTURE FUND

	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$23.51	$20.73	$16.13	$26.14	$22.23

Income from Investment Operations
Net Investment Income(1)	0.22	0.15	0.15	0.09	0.14
Net Gains (losses) on Securities, Futures, and Options (both realized and unrealized)	0.70	2.76	4.74	(9.90)	3.91
Total from Investment Operations	0.92	2.91	4.89	(9.81)	4.05

Less Distributions
From Net Investment Income	(0.37)	(0.13)	(0.16)	(0.14)	(0.14)
From Tax Return of Capital	0.00	0.00	(0.13)	(0.06)	0.00
Total Distributions	(0.37)	(0.13)	(0.29)	(0.20)	(0.14)
Net Asset Value, End of Period	$24.06	$23.51	$20.73	$16.13	$26.14

Total Return (Assumes Reinvestment of Distributions)	3.93%	14.10%	30.63%	(37.63%)	18.24%

Ratios/Supplemental Data
Net Assets, End of Period ($000)	$32,609	$24,144	$20,731	$15,859	$27,333
Ratio of Net Expenses to Average Net Assets	1.90%	1.92%	2.00%	1.96%	1.90%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.87%	0.70%	0.90%	0.42%	0.57%
Ratio of Expenses to Average Net Assets after Reductions, Excluding Expenses Paid Indirectly	1.90%	1.92%	2.00%	1.96%	1.90%
Ratio of expenses to Average Net Assets before Reductions	2.02%	2.11%	2.20%	2.14%	2.10%
Portfolio Turnover Rate	43%	53%	35%	48%	50%

(1)  Net investment income per share is based on average shares outstanding during the period.

74

DYNAMIC GROWTH FUND(1)(2)

	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$8.14	$7.06	$5.48	$9.24	$9.56

Income from Investment Operations
Net Investment Income(3)	(0.01)	0.02	0.00	0.04	0.29
Net Gains (losses) on Securities, Futures and Options (both realized and unrealized)	(0.45)	1.08	1.58	(3.71)	0.38
Total from Investment Operations	(0.46)	1.10	1.58	(3.67)	0.67

Less Distributions
From Net Investment Income	0.00	(0.02)	0.00 *	(0.04)	(0.30)
From Net Capital Gains	0.00	0.00	0.00	(0.05)	(0.69)
Total Distributions	0.00	(0.02)	0.00 *	(0.09)	(0.99)

Net Asset Value, End of Period	$7.68	$8.14	$7.06	$5.48	$9.24

Total Return (Assumes Reinvestment of Distributions)	(5.65%)	15.54%	28.87%	(39.77%)	7.06%

Ratios/Supplemental Data
Net Assets, End of Period ($000)	$90,902	$95,239	$84,358	$67,298	$19,115
Ratio of Net Expenses to Average Net Assets	1.39%	1.39%	1.37%	1.34%	1.32%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.08%)	0.23%	(0.04%)	0.95%	2.94%
Ratio of Expenses to Average Net Assets after Reductions, Excluding Expenses Paid Indirectly	1.46%	1.47%	1.48%	1.46%	1.46%
Ratio of Expenses to Average Net Assets before Reductions	1.57%	1.59%	1.63%	1.69%	1.86%
Portfolio Turnover Rate	176%	119%	148%	122%	150%

(1) Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of average net assets after reductions, excluding expenses paid indirectly, and ratio of expenses to average net assets before reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

(2) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3) Net investment income per share is based on average shares outstanding during the period.

* Actual amounts were less than one-half of a cent per share.

75

STRATEGIC GROWTH FUND (1)(2)(3)(4)

	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$9.71	$8.12	$5.98	$10.58	$10.73

Income from Investment Operations
Net Investment Income(5)	(0.04)	0.04	(0.01)	0.05	0.08
Net Gains (losses) on Securities, Futures, and Options (both realized and unrealized)	(0.77)	1.58	2.15	(4.60)	0.46
Total from Investment Operations	(0.81)	1.62	2.14	(4.55)	0.54

Less Distributions
From Net Investment Income	0.00	(0.03)	0.00	(0.05)	(0.07)
From Net Capital Gains	0.00	0.00	0.00	0.00	(0.62)
Total Distributions	0.00	(0.03)	0.00	(0.05)	(0.69)

Net Asset Value, End of Period	$8.90	$9.71	$8.12	$5.98	$10.58

Total Return (Assumes Reinvestment of Distributions)	(8.34%)	19.96%	35.79%	(43.00%)	5.08%

Ratios/Supplemental Data
Net Assets, End of Period ($000)	$84,672	$62,431	$34,052	$21,074	$63,785
Ratio of Net Expenses to Average Net Assets	1.39%	1.49%	1.54%	1.57%	1.58%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.37%)	0.48%	(0.13%)	0.47%	0.75%
Ratio of Expenses to Average Net Assets after Reductions, Excluding Expenses Paid Indirectly	1.48%	1.59%	1.65%	1.59%	1.58%
Ratio of Expenses to Average Net Assets Before Reductions	1.58%	1.70%	1.80%	1.74%	1.68%
Portfolio Turnover Rate	166%	115%	75%	178%	134%

(1) Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of average net assets after reductions, excluding expenses paid indirectly, and ratio of expenses to average net assets before reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

(2) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3) Total return and portfolio turnover rate are not annualized for periods of less than one full year.

(4) Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of average net assets after reductions, excluding expenses paid indirectly, and ratio of expenses to average net assets before reductions are annualized for periods of less than one full year.

(5) Net investment income per share is based on average shares outstanding during the period.

76

AGGRESSIVE GROWTH FUND(1)(2)

	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$7.97	$6.89	$5.19	$8.59	$8.13

Income from Investment Operations
Net Investment Income(3)	(0.07)	(0.01)	(0.01)	0.05	0.04
Net Gains (losses) on Securities, Futures and Options (both realized and unrealized)	(0.50)	1.09	1.71	(3.40)	0.46
Total from Investment Operations	(0.57)	1.08	1.70	(3.35)	0.50

Less Distributions
From Net Investment Income	0.00	0.00	0.00	(0.05)	(0.04)
Total Distributions	0.00	0.00	0.00	(0.05)	(0.04)

Net Asset Value, End of Period	$7.40	$7.97	$6.89	$5.19	$8.59

Total Return (Assumes Reinvestment of Distributions)	(7.15%)	15.67%	32.76%	(38.98%)	6.14%

Ratios/Supplemental Data
Net assets, End of Period ($000)	$32,167	$33,908	$29,895	$20,715	$28,841
Ratio of Net Expenses to Average Net Assets	1.59%	1.59%	1.54%	1.62%	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.73%)	(0.07%)	(0.25%)	0.77%	0.49%
Ratio of Expenses to Average Net Assets after Reductions, Excluding Expenses Paid Indirectly	1.65%	1.66%	1.63%	1.65%	1.70%
Ratio of Expenses to Average Net Assets Before Reductions	1.70%	1.77%	1.82%	1.84%	1.83%
Portfolio turnover rate	224%	124%	156%	213%	170%

(1) Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of average net assets after reductions, excluding expenses paid indirectly, and ratio of expenses to average net assets before reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

(2) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3) Net investment income per share is based on average shares outstanding during the period.

77

QUANTEX FUND™

	2011	2010	2009	2008	2007

Net Asset Value, Beginning of Period	$22.77	$18.48	$10.42	$18.32	$19.86

Income from Investment Operations
Net Investment Income(1)	0.01	(0.06)	(0.01)	0.00	0.16
Net Gains (losses) on Securities, Futures, and Options (both realized and unrealized)	(0.93)	4.35	8.07	(7.90)	(1.54)
Total from Investment Operations	(0.92)	4.29	8.06	(7.90)	(1.38)

Less Distributions
From Net Investment Income	(0.01)	0.00	0.00 *	0.00	(0.16)
Total Distributions	(0.01)	0.00	0.00 *	0.00	(0.16)

Net Asset Value, End of Period	$21.84	$22.77	$18.48	$10.42	$18.32

Total Return (Assumes Reinvestment of Distributions)	(4.05%)	23.21%	77.37%	(43.12%)	(7.00%)

Ratios/Supplemental Data
Net Assets, End of Period ($000)	$17,434	$17,024	$12,667	$6,743	$17,450
Ratio of Net Expenses to Average Net Assets	1.62%	1.65%	1.79%	1.73%	1.56%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.02%	(0.26%)	(0.05%)	0.01%	0.76%
Ratio of Expenses to Average Net Assets after Reductions, Excluding Expenses Paid Indirectly	1.62%	1.65%	1.79%	1.73%	1.56%
Ratio of Expenses to Average Net Assets Before Reductions	2.06%	2.17%	2.39%	2.26%	2.09%
Portfolio Turnover Rate	57%	55%	34%	49%	56%

(1) Net investment income per share is based on average shares outstanding during the period.

* Actual amounts were less than one-half of a cent per share.

78

FOR MORE INFORMATION:

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds.  The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus (is legally a part of this Prospectus).

Annual and Semiannual Reports

These reports include portfolio holdings, financial statements, performance information, the auditor's report (in the case of the annual report), and a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

The Funds make available their SAIs, annual reports and semi-annual reports, free of charge on the Funds’ website at www.flexfunds.com.  If you buy your shares through a financial intermediary, you should contact the financial intermediary directly for more information.

To request a free copy of the current annual report, semi-annual report or SAI, or to request other information about the Funds, or make shareholder inquiries, please write, call or e-mail us at:

The Flex-funds®
6125 Memorial Drive
Dublin, OH  43017
614-760-2159
Toll Free:  1-800-325-3539
Fax:  614-766-6669
flexfunds@meederfinancial.com
www.flexfunds.com

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C.  20549-1590.

79

THE FLEX-FUNDS® TRUST

MONEY MARKET FUND Retail Class (FFMXX)
MONEY MARKET FUND Institutional Class (FFIXX)
TOTAL RETURN BOND FUND (FLBDX)
BALANCED FUND (formerly known as
The Defensive Balanced Fund) (FLDFX)
MUIRFIELD FUND® (FLMFX)
SPECTRUM FUND (______)
UTLITIES AND INFRASTRUCTURE FUND (formerly
DYNAMIC GROWTH FUND (FLDGX)
STRATEGIC GROWTH FUND (FLFGX)
AGGRESSIVE GROWTH FUND (FLAGX)
QUANTEX FUND™ (FLCGX)

Statement of Additional Information Dated April __, 2012

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of The Flex-funds dated April __, 2012. A copy of the Prospectus may be obtained from The Flex-funds, at the above address, or by calling: 1-800-325-FLEX, or (614) 760-2159. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.

TABLE OF CONTENTS

Page
Description of the Trust
Investment Policies and Related Matters
Investment Policies and Restrictions
Money Market Fund
Total Return Bond Fund
Muirfield Fund®
Spectrum Fund
Utilities and Infrastructure Fund
Quantex Fund™
Dynamic Growth Fund, Aggressive Growth Fund
and Strategic Growth Fund
Balanced Fund
Ratings
Disclosure of Portfolio Holdings
Portfolio Turnover
Purchase and Sale of Portfolio Securities
Valuation of Portfolio Securities
Calculation of Yield - Money Market Fund
Calculation of Average Annual Total Return Before Taxes
Calculation of Average Annual Total Return After Taxes on Distributions
Calculation of Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares
Calculation of Yield - Total Return Bond Fund
Comparative Performance Information
Additional Purchase and Redemption Information
Investment Adviser and Manager
Investment Subadviser
Officers and Trustees
Distribution Plans
Distributions and Taxes

Other Services
Anti-Money Laundering Program
Proxy Voting Procedures
Principal Holders of Outstanding Shares
Financial Statements
Appendix I – Proxy Voting Policies, Procedures and Guidelines

Investment Adviser	Transfer Agent
Meeder Asset Management, Inc.	Mutual Funds Service Co.

DESCRIPTION OF THE TRUST

Background.  The Trust was organized as a Massachusetts business trust on December 31, 1991 as the successor to a Pennsylvania business trust organized on April 30, 1982. Each of its ten constituent funds is a diversified open-end management investment company. The business and affairs of the Trust are under the direction of its Board of Trustees.

As stated in "Investment Policies and Other Matters," except as otherwise expressly provided herein, a Fund's investment objectives and policies are not fundamental and may be changed by Trustees without shareholder approval.

For descriptions of the investment objectives and policies of a Fund, see "Investment Policies and Other Matters."  For descriptions of the management and expenses of the Funds, see "Investment Adviser and Manager" and "Officers and Trustees.”

Shares of Beneficial Interest.  The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Trust's existing Funds and to create additional Funds. All shares have a par value of $.10 per share, are fully paid, non-assessable and fully transferable when issued. All shares are issued as full or fractional shares.

A fraction of a share has the same rights and privileges as a full share. Each Fund of the Trust will issue its own series of shares of beneficial interest. The shares of each Fund represent an interest only in that Fund's assets (and profits or losses) and in the event of liquidation, each share of a particular Fund would have the same rights to dividends and assets as every other share of that Fund.

Each full or fractional share has a proportionate vote. On some issues, such as the election of Trustees, all shares of the Trust vote together as one series. On an issue affecting a particular Fund, only its shares vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Fund. In voting on a Distribution Plan, approval of the Plan by the shareholders of a particular Fund would make the Plan effective as to that Fund, whether or not it had been approved by the shareholders of the other Funds.

Shares are fully paid and nonassessable.  Shares have no preemptive or conversion rights. The Trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, if approved by vote of the holders of a majority of the Trust or the fund, as determined by the current value of each shareholder's investment in the fund or Trust, or upon liquidation and distribution of its assets, if approved by a majority of the Trustees of the Trust. If not so terminated, the Trust and the funds will continue indefinitely.

Trustee Liability.  The Declaration of Trust provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Voting Rights.  When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of one Fund are not entitled to vote on a matter that does not affect that Fund but that does require a separate vote of any other Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of a Fund by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.

INVESTMENT POLICIES AND RELATED MATTERS

General.  The investment policies set forth below in this section represent the Funds' policies as of the date of this Statement of Additional Information. Unless otherwise stated, the investment policies are not fundamental and all may be changed by the Trustees of the Funds without shareholder approval. Particular Flex-funds mutual funds implement a defensive investment strategy during severe market declines in an attempt to shield the portfolio’s assets from severe decline in value.  This defensive investment strategy is implemented by the portfolio manager, who will move a portion or all of the Fund’s equity investments into more conservative bonds or money market investments or exchange traded funds (“ETFs”) that primarily invest in money markets or cash equivalents for the duration of the market decline and will usually reinvest in equities when the market conditions are favorable to equity investment again (See "Defensive Investment Strategy" and "Money Market Instruments and Bonds," below.)

Because the Manager intends to employ flexible defensive investment strategies when market trends are not considered favorable, the Manager may occasionally invest the entire portfolio in (or enter into repurchase agreements with banks and broker-dealers with respect to) corporate bonds, U.S. Government securities, commercial paper, certificates of deposit or other money market instruments in an attempt to avoid potential losses. High transaction costs could result when compared with other funds due to this defensive investment strategy.

The following table summarizes the applicability of the following investment policies and restrictions, by fund:

	Money Market Fund	Total Return Bond Fund	Balanced Fund (formerly known as The Defensive Balanced Fund	Muirfield Fund®	Spectrum Fund	Utilities and Infrastructure Fund	Dynamic Growth Fund	Strategic Growth Fund	Aggressive Growth Fund	Quantex Fund™
Asset Coverage for Options and Futures Positions		✓	✓			✓	✓	✓	✓	✓
Closed-End Investment Companies		✓	✓	✓	✓	✓	✓	✓	✓
Combined Positions			✓			✓	✓	✓	✓
Common Stock Limits			✓	✓	✓		✓	✓	✓
Corporate Debt		✓	✓				✓	✓	✓
Correlation of Price Changes		✓	✓	✓	✓	✓	✓	✓	✓	✓
Exchange Traded Funds	✓	✓	✓	✓	✓		✓	✓	✓	✓
Foreign Investments		✓	✓	✓	✓	✓	✓	✓	✓
Funding Agreements	✓	✓
Futures Contracts		✓	✓	✓	✓	✓	✓	✓	✓
Futures Margin Payments		✓	✓	✓	✓	✓	✓	✓	✓	✓
Hedging Strategies		✓	✓	✓	✓	✓	✓	✓	✓	✓
Illiquid Investments	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Index-based Investments	✓	✓	✓	✓	✓		✓	✓	✓	✓
Investment Company Securities	✓	✓	✓	✓	✓		✓	✓	✓	✓

	Money Market Fund	Total Return Bond Fund	Balanced Fund (formerly known as The Defensive Balanced Fund)	Muirfield Fund®	Spectrum Fund	Utilities and Infrastructure Fund	Dynamic Growth Fund	Strategic Growth Fund	Aggressive Growth Fund	Quantex Fund™
Limitation on Futures and Options Transactions	✓	✓	✓	✓	✓		✓	✓	✓	✓
Liquidity of Futures Contracts		✓	✓	✓	✓	✓	✓	✓	✓	✓
Money Market Instruments		✓	✓	✓	✓		✓	✓	✓	✓
Options and Futures Relating to Foreign Currencies		✓	✓	✓	✓	✓			✓	✓
OTC Options		✓	✓	✓	✓				✓	✓
Purchasing Put and Call Options		✓	✓	✓	✓	✓	✓	✓	✓	✓
Repurchase Agreements		✓	✓	✓	✓	✓	✓	✓	✓	✓
Restricted Securities		✓	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements		✓	✓	✓	✓	✓			✓	✓
Securities Lending		✓	✓	✓	✓	✓			✓	✓
Short Sales		✓		✓	✓	✓	✓	✓	✓	✓
U.S. Government Securities		✓	✓	✓	✓		✓	✓	✓	✓
When-Issued and Delyaed Delivery Securities		✓	✓	✓	✓	✓	✓		✓	✓
Writing Put and Call Options		✓		✓	✓	✓				✓

Asset Coverage for Options and Futures Positions. The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Closed-End Investment Companies. The Funds may invest their assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth below.  The Funds, together with any company or companies controlled by the Funds, and any other investment companies having the Manager as an investment adviser, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund.  Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% and 6% of the initial public offering price.  Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets.  Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

A Fund generally will purchase shares of closed-end funds only in the secondary market.  A Fund will incur normal brokerage costs on such purchases similar to the expenses a Fund would incur for the purchase of securities of any other type of issuer in the secondary market.  A Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Manager, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital.  The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share which is less than the net asset value per share, the difference representing the "market discount" of such shares.  This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market.  A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

A Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value.  There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease.  In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Fund's shares.  Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders.  A Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Combined Positions.  A Fund may purchase and write options in combination with each other or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Common Stock Limits. A Fund may invest in common stocks based upon the criteria described in its investment objectives. Under normal circumstances, investments in common stocks will not exceed 25% of the respective net assets of the Muirfield Fund®, Spectrum Fund, Balanced Fund (formerly known as The Defensive Bond Fund), Strategic Growth Fund, Dynamic Growth Fund and Aggressive Growth Fund.

Correlation of Price Changes. Because there are a limited number of types of exchange traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the futures position will not track the performance of the Fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts.

A Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Defensive Investment Strategy.  The Muirfield Fund®, Spectrum Fund, and Balanced Fund (formerly known as The Defensive Balanced Fund) are asset allocation mutual funds. The Fund Manager has been involved in the application of tactical asset allocation, with over 35 years experience managing market risk, in all stock and bond market conditions.

Studies have underscored the importance of the asset allocation decision. The Manager believes the choice of the correct asset class has often contributed more to investment performance than the selection of a sector or individual security. Yet the typical investor and mutual fund manager often focus instead on an individual security or sector.

Since 1974, the Manager's tactical asset allocation discipline, called "Defensive Investing", has addressed the asset allocation decision by making shifts in the mix of stocks, bonds and cash in a portfolio. "Defensive Investing" is based on mathematical principles and historical precedent.

The Manager's tactical asset allocation discipline is based upon daily monitoring of over 50 technical and fundamental market indicators. Among the factors that the Manager monitors in an attempt to assess the current market environment are the following:

•	Index Evaluation. The trend of stock market indexes and comparative analysis of the various indexes to evaluate the market’s relative strengths and weaknesses.

•	Divergent Market Activity. Comparison of internal measurements of the market to the trend of prices.

•	Monetary and Interest Rate Trends. The trends of interest rates and monetary conditions.

•	Investor Sentiment. The effect of current opinion on the market environment.

•	Volume Relationship to Price. Comparison of volume measurements to price trends.

•	Extreme Market Activity. Short-term overbought or oversold conditions.

The Manager maintains the flexibility to be fully invested in the stock markets during favorable market conditions. "Defensive Investing" examines and incorporates past market history in order to learn something about the markets of the future.

The stock market has historically offered returns that have exceeded those available from bonds or money market instruments. Through the Manager's asset allocation process, it strives to protect shareholders during unfavorable, high-risk markets and participate in rising low risk markets.

For temporary defensive purposes, the Muirfield Fund®, Spectrum Fund  and Balanced Fund (formerly known as The Defensive Balanced Fund) may invest in (or enter into repurchase agreements with banks and broker-dealers with respect to) corporate bonds, U.S. Government securities, commercial paper, certificates of deposit or other money market instruments, and money market mutual funds that invest in these securities.

The Muirfield Fund®, Spectrum Fund and Balanced Fund (formerly known as The Defensive Balanced Fund) will strive to reduce or eliminate downside risk during adverse stock, bond and foreign currency markets and to participate in positive risk reward market conditions, without excessive risk to principal.

Exchange Traded Funds.   Exchange Traded Funds (“ETFs”) are passive funds that track their related index and have the flexibility of trading like a security.  They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, and have the ability to go long or short.

When a Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If a Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, a Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may be more heavily invested will vary.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  A fund may redeem creation units for the underlying  securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if a fund's Adviser believes it is in the fund's interest to do so.  A fund's ability to redeem creation units may be limited by the Investment Company Act of 1940, which provides that the ETFs will not be obligated to redeem shares held by a fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.  The Funds will not purchase creation units.

There is a risk that the underlying ETFs in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which a Fund intends to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Funds believe that, in the event of the termination of an underlying ETF it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.  To the extent a Fund invests in a sector product, the Fund will be subject to the risks associated with that sector.

Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.

Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Subadviser will be able to anticipate or counter these potential events.

The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts and European Depositary Receipts (ADRs and EDRs) are certificates evidencing ownership of shares of a foreign-based corporation held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

Funding Agreements. The Money Market Fund and Total Return Bond Fund may invest in funding agreements, also known as guaranteed investment contracts, issued by insurance companies.  Pursuant to such agreements, the Fund invests an amount of cash with an insurance company, and the insurance company credits such investment on a monthly basis with guaranteed interest that is based on an index.  Funding agreements provide that this guaranteed interest will not be less than a certain minimum rate.  Funding agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments.

The Money Market Fund and Total Return Bond Fund will only purchase a funding agreement (i) when the Manager has determined that the funding agreement presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by a nationally recognized statistical rating organization that is not an affiliated person, as defined in the Investment Company Act of 1940, of the issuer, or any insurer, guarantor, or provider of credit support for the instrument, and (ii) if it may receive all principal of, and accrued interest on, a funding agreement upon written notice and within a period of time not to exceed 397 days.  Because the Fund may not receive the principal amount of a funding agreement from the insurance company on seven days’ notice or less, the funding agreement is considered an illiquid investment.  The percentage of assets in illiquid securities may not exceed 10% of the Fund’s assets.  In determining average weighted portfolio maturity, a funding agreement will be deemed to have a maturity equal to the number of days remaining until the principal amount can be recovered through demand or the next interest reset date, whichever is earlier.

Futures Contracts. When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract.

Some currently available futures contracts are based on indices of securities-prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value.

If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

Hedging Strategies.  Each Fund, except the Money Market Fund, may engage in hedging transactions in carrying out its investment policies. A hedging program may be implemented for the following reasons: (1) to keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks; (2) to reduce the Fund’s transaction costs or add value when these instruments are favorably priced; (3) to forego taxes that would otherwise have to be paid on gains from the sale of the Fund’s securities; and (4) to attempt to protect the value of certain securities owned or intended to be purchased while the Investment Adviser is implementing a change in the Fund's investment position.

A hedging program involves entering into an “options” or "futures" transaction in lieu of the actual purchase or sale of securities. At present, many groups of common stocks (stock market indices) may be made the subject of futures contracts, while government securities such as Treasury Bonds and Notes are among debt securities currently covered by futures contracts.

Derivatives are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index.  Financial futures contracts or related options used by the Fund to implement its hedging strategies are considered derivatives.  The value of derivatives can be affected significantly by even small market movements, sometimes in unpredictable ways.  They do not necessarily increase risk, and may in fact reduce risk.

The objective of an option, futures or forward contract transaction could be to protect a profit or offset a loss in a Fund from future price erosion. Or, the objective could be to acquire the right to purchase a fixed amount of securities or currency at a future date for a definite price. In either case it would not be necessary for a Fund to actually buy or sell the securities or currency currently. Instead, the hedge transaction would give the Fund the right at a future date to sell, or in other instances buy, the particular securities or currency under consideration or similar securities. The value of shares of common stock, the face amount of currency or the face amount of government bonds or notes covered by the hedge transaction would be the same or approximately the same, as the quantity held by the Fund or the quantity under consideration for purchase.

In lieu of the sale of a security or currency, an option transaction could involve the purchase of a put option contract, which would give a Fund the right to sell a common stock, government bond, currency or futures contract on an index (see below), at a specified price until the expiration date of the option. A Fund will only purchase a put option contract on a stock, currency or bond when the number of shares of the issuer's stock, face amount of currency or the face amount of government bonds involved in the option transaction are equal to those owned by the Fund. Limitations on the use of put option contracts on an index are described below.

Also, in lieu of the sale of securities or currency, a futures transaction could involve the sale of a futures contract which would require a Fund either (a) to deliver to the other party to the contract the securities specified and receive payment at the price contracted for, prior to the expiration date of the contract, or (b) to make or entitle it to receive payments representing (respectively) the loss or gain on the currency, security or securities involved in the futures contract.

Also, in lieu of the sale of a currency, a forward contract could involve the sale of a currency for future delivery. A forward contract will specify a specific price and a specific date for the transaction to occur. A forward contract will only be entered into for specific amounts of currency which match the amount of foreign currency which the Fund will possess on the delivery date. Entering into a forward contract will reduce the affect on net asset values of currency exchange rates on the portion of the currency that is sold.

The securities involved in an option or futures contract may be currency, stocks or government bonds, or a group of stocks represented by a popular stock market index, and they need not be exactly the same as those owned by a Fund.  The Investment Adviser will select the futures contract, which involves a security, group of securities, or index which it feels is closest to a mirror image of the investments held by the Fund.  However, the securities involved in the contract need not be exactly the same as those owned by a Fund, and this may entail additional risk, as described below.

To the extent that a Fund enters into futures contracts which sell an index or group of securities short and which therefore could require the Fund to pay the other party to the contract a sum of money measured by any increase in a market index, the Fund will be exposing itself to an indeterminate liability. On the other hand, a Fund should increase or decrease in value to approximately the same extent as the market index or group of securities, so any loss incurred on the contract should be approximately offset by unrealized gains in Fund positions. Such an outcome is not guaranteed, and it would be possible for the value of the index and the Fund to move in opposite directions, in which case the Fund would realize an unexpected gain or loss.

A Fund will only sell an index short when the Investment Adviser has decided to reduce a Fund's risk for defensive purposes.  The Fund will close out the open liability as soon as the Investment Adviser decides that a defensive posture is no longer appropriate or the open liability represents an inappropriate risk in the circumstances. In shorting an index, a Fund will segregate assets to the full value of the contract and maintain and supplement such segregation to the extent necessary until the short position is eliminated.

In lieu of the purchase of a security or currency, an option transaction could involve the purchase of a call option, which would give the Fund the right to buy a specified security (common stock or government bonds) or currency or index aggregate at a specified price until the expiration date of the option contract. Sufficient cash or money market instruments will be segregated and maintained in reserve to complete the purchase. The Fund will only purchase call options when the shares of stock or face amount of currency or face amount of bonds or value of the index aggregate included in the option are equal to those planned to be purchased by the Fund.

In lieu of the purchase of securities or currency, a futures transaction could involve the purchase of a futures contract, which would either (a) require the Fund to receive and pay for the securities or currency specified in the futures contract at the price contracted for prior to the expiration date of the contract, or (b) require the Fund to make payment or receive payment representing (respectively) the loss or gain on the currency, security or securities involved in the contract. The securities may be government bonds, stocks, or a group of stocks such as a popular stock market index, and need not be exactly the same as those intended to be purchased by the Fund. The Investment Adviser will select the contract (therefore the group of securities) which it believes is most similar to those desired to be purchased by the Fund.

Also, in lieu of the purchase of a currency, a forward contract could involve the purchase of a currency for future delivery. A forward contract will specify a specific price and a specific date for the transaction to occur. A forward contract will only be entered into for specific amounts of currency which match the amount of foreign currency which the Fund will need to possess on the delivery date. Entering into a forward contract for the purchase of a foreign currency will cause the fluctuations of currency exchange rates to affect the net asset value for the portion of the currency that is purchased.

A Fund may sell any put or call futures contracts or option contracts it enters into. Such a transaction would normally be used to eliminate or close out a hedged position.

Option contracts will be purchased through organized exchanges and will be limited to those contracts that are cleared through the Options Clearing Corporation. Organized exchanges that presently trade option contracts are the Chicago Board Options Exchange, the American Stock Exchange, the Philadelphia Stock Exchange, the Pacific Stock Exchange, and the New York Stock Exchange.

Futures contracts will only be entered into through an organized exchange. The exchanges which presently trade financial futures contracts are the New York Futures Exchange, the Chicago Mercantile Exchange, the Chicago Board of Trade, the Kansas City Board of Trade, and the International Monetary Market (at the Chicago Mercantile Exchange).

Forward contracts for foreign currency will only be entered into with security brokers which are also primary dealers for U.S. Government securities as recognized by the U.S. Federal Reserve Banks or U.S. banks which are members of the Federal Reserve System.

Put and call options and financial futures contracts are valued on the basis of the daily settlement price or last sale on the exchanges where they trade. If an exchange is not open, or if there is no sale, the contract is valued at its last bid quotation unless the Trustees determine that such is not a fair value. Forward contracts are valued based upon currency dealer quotations for reversing the position. In the case of a futures contract which entails a potential liability for a gain in a market index, the liability is valued at the last sale of an offsetting contract or if there was no sale, at the last asked quotation unless the Trustees determine that such does not fully reflect the liability.

In conducting a hedging program for the Funds, the Investment Adviser may occasionally buy a call on an index or futures contract and simultaneously sell a put on the same index or futures contract. Or, in other circumstances, it may sell a call and simultaneously buy a put on the same index or futures contract.

When conducting a hedging program on behalf of a Fund, the Fund will establish and maintain with the Custodian segregated accounts for the deposit and maintenance of margin requirements. Such deposits will be in the form of cash or U.S. Government securities in amounts as shall be required from time to time by the broker or the exchange on which the transactions are effected for the Fund.

For certain regulatory purposes, the Commodity Futures Trading Commission ("CFTC") limits the types of futures positions that can be taken in conjunction with the management of a securities portfolio for mutual funds, such as The Flex-funds. All futures transactions for the Fund will consequently be subject to the restrictions on the use of futures contracts established in CFTC rules, such as observation of the CFTC's definition of "hedging." In addition, whenever the Fund establishes a long futures position, it will set aside cash or cash equivalents equal to the underlying commodity value of the long futures contracts held by the Fund. Although all futures contracts involve leverage by virtue of the margin system applicable to trading on futures exchanges, the Fund will not, on a net basis, have leverage exposure on any long futures contracts that it establishes because of the cash set aside requirement. All futures transactions can produce a gain or a loss when they are closed, regardless of the purpose for which they have been established. Unlike short futures contracts positions established to protect against the risk of a decline in value of existing securities holdings, the long futures positions established by the Fund to protect against reinvestment risk are intended to protect the Fund against the risks of reinvesting portfolio assets that arise during periods when the assets are not fully invested in securities.

A Fund may not purchase or sell financial futures or purchase related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

Each Fund expects that any gain or loss on hedging transactions will be substantially offset by any gain or loss on the securities underlying the contracts or being considered for purchase. There can be no guarantee that a Fund will be able to realize this objective.

Illiquid Investments.  Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Manager determines the liquidity of the Fund's investments and, through reports from the Manager, the Board monitors investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Manager may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, the Manager may determine some restricted securities to be illiquid. However, with respect to over-the-counter options the Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Board of Trustees. If through a change in values, net assets, or other circumstances, the Muirfield®, Spectrum, Utilities and Infrastructure or Quantex™ Funds were in a position where more than 10% of its net assets were invested in illiquid securities or the Total Return Bond, Balanced (formerly known as The Defensive Balanced Fund), Dynamic Growth, Aggressive Growth or Strategic Growth Funds were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

The total illiquid investment limitation, by fund, is as follows:

Money Market Fund	5%
Total Return Bond Fund	15%
Balanced Fund	15%
Muirfield Fund®	10%
Spectrum Fund	10%
Utilities and Infrastructure Fund	10%
Dynamic Growth Fund	15%
Aggressive Growth Fund	15%
Strategic Growth Fund	15%
Quantex Fund™	10%

Index-based Investments.  A Fund may invest its assets in index-based investments (IBIs), including, among others, Standard & Poor’s Depositary Receipts (SPDRs) and DIAMONDS.  IBIs are shares of publicly traded Unit Investment Trusts – investment vehicles registered with the Securities and Exchange Commission under the Investment Company Act of 1940 – which own the stocks in the relevant index.

SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. (the “Exchange”) that represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks of the S&P 500 Index.  SPDRs are listed on the Exchange and may be traded in the secondary market on a per-SPDR basis.  SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component of common stocks of the S&P 500 Index.

DIAMONDS are units of beneficial interest in an investment trust representing proportionate undivided interests in a portfolio of securities consisting of all the component common stocks of the Dow Jones Industrial Average.  DIAMONDS are listed on the Exchange and may be traded in the secondary market on a per-DIAMOND basis.  DIAMONDS are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the Dow Jones Industrial Average.

IBIs are subject to the risk of an investment in a broadly based portfolio of common stocks, including the risk of declines in the general level of stock prices.  A Fund’s investment in an IBI may not exactly match the performance of a direct investment in the respective index to which it is intended to correspond.  Additionally, an IBI may not fully replicate the performance of its benchmark index due to the temporary unavailability of certain index securities in the secondary market or due to other extraordinary circumstances, such as discrepancies between the IBI and the index with respect to the weighting of securities.  IBIs are also subject to trading halts due to market conditions or other reasons that, in the view of the American Stock Exchange, make trading IBIs inadvisable.

Investment Company Securities.  The Muirfield Fund®, Spectrum Fund, Aggressive Growth Fund, Dynamic Growth Fund, Strategic Growth Fund, Balanced Fund (formerly known as The Defensive Balanced Fund) and Total Return Bond Fund invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940, and the Fund's investment objectives.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, a Fund becomes a shareholder of that investment company.  As a result, the Fund's shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund's shareholders directly bear in connection with the Fund's own operations.

Under Section 12(d)(1) of the Investment Company Act of 1940, a Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the "3% Limitation") or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the Investment Company Act of 1940, provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1½%, unless the Fund is relying on Rule 12d1-3 under the 1940 Act.  Rule 12d1-3 permits a Fund investing in other funds to charge a sales load in excess of 1½% provided any sales charges and services fees charged by the Fund do not exceed the limits established by the Financial Industry Regulatory Authority (“FINRA”).  An investment company that issues shares to a Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. A Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions:  when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instructions from a Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.  Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.

In addition, a Fund is subject to the 3% limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the FINRA for funds of funds.

Under certain circumstances, an underlying mutual fund may determine to make payment of a redemption by the Muirfield Fund®, Spectrum Fund, Dynamic Growth Fund, Aggressive Growth Fund, Strategic Growth Fund, Balanced Fund (formerly known as The Defensive Balanced Fund) or Total Return Bond Fund wholly or partly by a distribution in-kind of securities from its portfolio, in lieu of cash, in conformity with rules of the Securities and Exchange Commission.  In such cases, the respective Fund may hold securities distributed by an underlying mutual fund until the Fund Manager determines that it is appropriate to dispose of such securities.

Portfolio investment decisions by an underlying mutual fund will be made independent of investment decisions by other underlying mutual funds. Therefore, an underlying mutual fund may be purchasing shares of a company whose shares are simultaneously being sold by some other underlying mutual fund. The result of this would be an indirect transaction expense (principally commissions) for the Muirfield Fund®, Spectrum Fund, Dynamic Growth Fund, Aggressive Growth Fund, Strategic Growth Fund, Balanced Fund (formerly known as The Defensive Balanced Fund) or Total Return Bond Fund without changing its investment position.

Investment Grade Corporate Debt.  Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper).  The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality.  Investment grade debt securities generally have adequate to strong protection of principal and interest payments.  In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.  A Fund may invest in both secured and unsecured corporate bonds. A secured bond is backed by collateral and an unsecured bond is not. Therefore an unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer. The Adviser may incorrectly analyze the risks inherent in corporate bonds, such as the issuer's ability to meet interest and principal payments, resulting in a loss to the Fund.

Limitations on Futures and Options Transactions. For certain regulatory purposes, the Commodity Futures Trading Commission ("CFTC") limits the types of futures positions that can be taken in conjunction with the management of a securities portfolio for mutual funds, such as The Flex-funds. All futures transactions for the Fund will consequently be subject to the restrictions on the use of futures contracts established in CFTC rules, such as observation of the CFTC's definition of "hedging." In addition, whenever the Fund establishes a long futures position, it will set aside cash or cash equivalents equal to the underlying commodity value of the long futures contracts held by the Fund. Although all futures contracts involve leverage by virtue of the margin system applicable to trading on futures exchanges, the Fund will not, on a net basis, have leverage exposure on any long futures contracts that it establishes because of the cash set aside requirement. All futures transactions can produce a gain or a loss when they are closed, regardless of the purpose for which they have been established. Unlike short futures contracts positions established to protect against the risk of a decline in value of existing securities holdings, the long futures positions established by the Fund to protect against reinvestment risk are intended to protect the Fund against the risks of reinvesting portfolio assets that arise during periods when the assets are not fully invested in securities.

The Utilities and Infrastructure Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

A Fund may not purchase or sell financial futures if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets.

The above limitations on the Fund's investments in futures contracts, and the Fund's policies regarding futures contracts discussed elsewhere in this Statement of Additional Information, may be changed as regulatory agencies permit.

Liquidity of Futures Contracts.  There is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

Money Market Instruments.  The Muirfield Fund®, Spectrum Fund and Total Return Bond Fund may invest up to 100% of their assets in money market instruments, investment grade bonds, and/or underlying ETFs that invest in fixed-income securities as a defensive tactic.  The Balanced Fund (formerly known as The Defensive Balanced Fund) may invest up to 70% of its assets in money market instruments, investment grade bonds, and/or underlying ETFs that invest in fixed-income securities as a defensive tactic.  The Aggressive Growth Fund, Dynamic Growth Fund, Quantex Fund™, Utilities and Infrastructure Fund and Strategic Growth Fund will normally be fully invested, but may invest in money market instruments, investment grade bonds, and/or underlying ETFs that invest in fixed-income securities in order to (a) accommodate cash flow from purchases and sales of their shares and (b) adjust the percentage of their assets invested in each of the underlying ETFs or other securities they own.  The Funds may hold available cash balances in The Flex-funds® Money Market Fund – Institutional Class pending investment if consistent with the Fund's investment objective or in anticipation of a distribution to investors.  When investing in money market instruments, a Fund will limit its purchases, denominated in U.S. dollars, to the following securities.

U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.

Bank Obligations and Instruments Secured Thereby - obligations (including certificates of deposit, time deposits and bankers' acceptances) of domestic banks having total assets of $1,000,000,000 or more, instruments secured by such obligations and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. A Fund may also invest in obligations (including certificates of deposit and bankers' acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more, if the domestic branch is subject to the same regulation as United States banks. A Fund will not invest at time of purchase more than 25% of its assets in obligations of banks, nor will a Fund invest more than 10% of its assets in time deposits.

High Quality Commercial Paper - A Fund may invest in commercial paper rated no lower than "A-1" by Standard & Poor's Corporation or "Prime-1" by Moody's Investors Services, Inc., or, if not rated, issued by a company having an outstanding debt issue rated at least A by Standard & Poor's or Moody's.

Private Placement Commercial Paper - private placement commercial paper consists of unregistered securities which are traded in public markets to qualified institutional investors, such as the Funds. A Fund's risk is that the universe of potential buyers for the securities, should the Fund desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.

High Grade Corporate Obligations - obligations rated at least A by Standard & Poor's or Moody's. See rating information below.

Repurchase Agreements - See "Repurchase Agreements" below.

The Manager and the Subadviser exercise due care in the selection of money market instruments. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of a Fund's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if encountered, could cause a reduction in net income or in the net asset value of a Fund.

Options and Futures Relating to Foreign Currencies.  Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. The Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time.

OTC Options.  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price.

A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Repurchase Agreements.  In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in repurchase agreements with respect to any security in which it is authorized to invest.

While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund in connection with bankruptcy proceedings), it is the Fund's current policy to limit repurchase agreement transactions to parties whose creditworthiness has been reviewed and found satisfactory by the Manager.

Restricted Securities. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Subadviser. Such transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage.

Securities Lending.  The Fund may lend securities to parties such as broker-dealers or institutional investors.

During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividend or interest paid on such securities and earn additional income, or the Fund may receive an agreed-upon amount of interest income from the borrower.  In accordance with applicable regulatory requirements, the Fund may lend up to 30% of the value of its total assets.  The risks in lending portfolio securities, as well as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Subadviser to be of good standing. Furthermore, they will only be made if, in the Subadviser's judgment, the consideration to be earned from such loans would justify the risk.

The Subadviser understands that it is the current view of the SEC Staff that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Short Sales. A Fund may enter into short sales "against the box" with respect to equity securities it holds. For example, if the Manager anticipates a decline in the price of a stock the Fund holds, it may sell the stock short "against the box." If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the stock's decline. Each Fund currently intends to hedge no more than 25% of its total assets with short sales "against the box" on equity securities under normal circumstances.

When a Fund enters into a short sale "against the box", it will be required to own, or have the right to obtain at no added cost, securities identical to those sold short "against the box" and will be required to continue to hold them while the short sale "against the box" is outstanding. The Fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

U.S. Government Securities. The Funds may invest in U.S. government securities.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities.  Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the agency that issued them, and not by the U.S. government.  Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (Fannie Mae) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

When-Issued and Delayed Delivery Securities. The Fund may purchase or sell securities on a when-issued or delayed delivery basis.  When-issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place as much as a month or more in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.  The Fund's Custodian will maintain, in a segregated account of the Fund, cash, U.S. Government securities or other liquid high-grade debt obligations having a value equal to or greater than the Fund's purchase commitments; the Custodian will likewise segregate securities sold on a delayed delivery basis.  The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.  At the time of delivery of the securities the value may be more or less than the purchase price and an increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund's net asset value.

Writing Put and Call Options. When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes and must continue to set aside assets to cover its position.

When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the Fund to sell or deliver the option's underlying instrument in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The Fund may write only "covered" call options.  An option written on a security or currency is "covered" when, so long as the Fund is obligated under the option, it owns the underlying security or currency.  The Fund will "cover" stock index options and options on futures contracts it writes by maintaining in a segregated account either marketable securities, which in the Subadviser's judgment correlate to the underlying index or futures contract or an amount of cash, U.S. government securities or other liquid, high grade debt securities equal in value to the amount the Fund would be required to pay were the option exercised.

INVESTMENT POLICIES AND RESTRICTIONS

Diversification.  Each Fund will invest in the securities of any issuer only if, immediately after such investment, at least 75% of the value of the total assets of each Fund (except 100% of its assets in the case of the Money Market Fund) will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the value of the total assets of each Fund and not more than 10% of the outstanding voting securities of such issuer.  This policy may not be changed without the vote of a majority of the outstanding voting securities (as defined above) of each Fund.

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

The Funds’ fundamental investment limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund. However, except for the fundamental investment limitations set forth below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed by the Trustees without shareholder approval. The following are the Funds’ fundamental investment limitations set forth in their entirety.  The Money Market, Muirfield®, Spectrum, Aggressive Growth, Balanced (formerly known as The Defensive Balanced Fund), Total Return Bond, Dynamic Growth, Quantex™ and Strategic Growth Funds:

(1)
May not concentrate investments in a particular industry or group of industries as concentration is defined under the Investment Company Act of 1940 (“1940 Act”), or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2)	May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3)	May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4)
May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5)	May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6)
May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7)
May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

The fundamental limitations of the Funds have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Funds also have adopted non-fundamental limitations, set forth elsewhere in this document, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's non-fundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

MONEY MARKET FUND

The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance it will be able to do so. To meet this goal, the Fund utilizes the amortized cost method of valuing its portfolio securities pursuant to a rule adopted by the Securities and Exchange Commission. The rule also prescribes portfolio quality and maturity standards. The Portfolio will be managed in accordance with the requirements of this rule.

When investing in money market instruments or bonds, the Money Market Fund will limit its purchases, denominated in U.S. dollars, to the following securities; provided however, the Money Market Fund may also invest in funding agreements (See “Money Market Fund – Funding Agreements” above):

*
U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States Government or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.

*
Bank Obligations and Instruments Secured Thereby - These are obligations (including certificates of deposit, time deposits and bankers' acceptances) of domestic banks having total assets of $1,000,000,000 or more, and instruments secured by such obligations and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. The Money Market Fund may also invest in obligations (including certificates of deposit and bankers' acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more, if the domestic branch is subject to the same regulation as United States banks. The Money Market Fund will not invest at time of purchase more than 25% of its assets in obligations of banks, nor will the Fund invest more than 10% of its assets in time deposits.

*
High Quality Commercial Paper - The Muirfield Fund® and Spectrum Fund may invest in commercial paper rated no lower than "A-2" by Standard & Poor's Corporation or "Prime-2" by Moody's Investors Service, Inc., or, if not rated, issued by a company having an outstanding debt issue rated at least A by Standard & Poor's or Moody's.

*
High Quality Commercial Paper - The Money Market Fund, which is subject to specific quality criteria and diversification requirements, may invest in commercial paper rated in either one of the two highest categories by at least two nationally recognized rating services, or, if not rated, guaranteed by a company having commercial paper rated in either one of the two highest categories by at least two nationally recognized rating services. See the Money Market Fund above.

*
Private Placement Commercial Paper - Private placement commercial paper ("Rule 144A securities") consists of unregistered securities which are traded in public markets to qualified institutional investors, such as the Muirfield Fund® and Spectrum Fund. A Fund's risk is that the universe of potential buyers for the securities, should the Fund desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.

*
High Grade Corporate Obligations - Each of these three Funds may invest in high grade corporate obligations. High grade corporate obligations are obligations rated at least A by Standard & Poor's or Moody's. See rating information below.

*
Repurchase Agreements Pertaining to the Above - Each of these three Funds may invest without limit in any of the above securities subject to repurchase agreements with any Federal Reserve reporting dealer or member bank of the Federal Reserve System.

A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires ownership of a debt security and the seller agrees, at the time of the sale, to purchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities could be any of those described above, some of which might bear maturities exceeding one year. A Fund's risk is that the seller may fail to repurchase the security on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay. It is a policy of each Fund to make settlement on repurchase agreements only upon proper delivery of the underlying collateral. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. A Fund may enter into repurchase agreements with its custodian (The Huntington National Bank) when it is advantageous to do so. No Fund will invest more than 10% of its assets, at time of purchase, in repurchase agreements which mature in excess of seven days.

Money market mutual funds that invest in any of the securities listed above.

 TOTAL RETURN BOND FUND

The Fund may hold available cash balances in The Flex-funds® Money Market Fund – Institutional Class pending investment if consistent with the Fund's investment objective or in anticipation of a distribution to investors.

When investing in money market instruments, the Fund will limit its purchases, denominated in U.S. dollars, to securities which are issued, or guaranteed as to payment of principal and interest, by the U.S. Government or any of its agencies or instrumentalities such as Ginnie Mae, Sallie Mae, Fannie Mae and Freddie Mac, and repurchase agreements relating thereto or repurchase agreements collateralized by commercial paper rated no lower than “A-1” by Standard & Poor’s Corporation or “Prime-1” by Moody’s Investors Services, Inc

The Fund may invest in investment grade and non-investment grade corporate debt obligations, and mutual funds, exchange traded funds, index-based investments and unit investment trusts that invest in investment grade or non-investment grade corporate debt obligations. The Fund may invest in securities of any credit rating.

The Manager exercises due care in the selection of money market instruments and bonds. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of a Fund's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if they transpire, could cause a reduction in net income or in the net asset value of a particular Fund.

MUIRFIELD FUND®

The Manager will select mutual funds for inclusion in the Muirfield Fund® on the basis of the industry classifications represented in their portfolios, their specific portfolio holdings, their performance records, their expense ratios, and the compatibility of their investment policies and objectives with those of the Muirfield Fund®.  The Fund may also pursues its objective by investing in exchange traded funds (“ETFs”), closed-end funds and unit investment trusts.

Underlying funds may include funds which concentrate investments in a particular industry sector, or which leverage their investments.  The Fund may hold available cash balances in The Flex-funds® Money Market Fund – Institutional Class pending investment consistent with the Fund's investment objective or in anticipation of distribution to investors.

The Fund will generally purchase "no-load" mutual funds, which are sold and purchased without a sales charge. However, the Fund may purchase "load" mutual funds only if the load, or sales commission, is by a previous agreement waived for purchases or sales made by the Fund.

The Manager utilizes an asset allocation system for deciding when to invest in mutual funds or alternatively in temporary and more conservative investments such as are described below. The use of this system entails recurring changes from a fully invested position to a fully defensive position and vice-versa. (See "How does the fund pursue its investment goal?" under “More Information about the Funds” in the Fund’s Prospectus.)

The Fund may at times desire to gain exposure to the stock market through the purchase of "Index" funds (funds which purchase stocks represented in popular stock market averages) with a portion of its assets. "Index" funds may be purchased with a portion of the Fund's assets at times when the Manager's selection process identifies the characteristics of a particular index to be more favorable than those of other mutual funds available for purchase. The Fund may also invest directly in common stocks.  If, in the Manager's opinion, the Fund should have exposure to certain stock indices and the Fund can efficiently and effectively implement such a strategy by directly purchasing the common stocks of a desired index for the Fund itself, it may invest up to 100% of its assets to do so.

SPECTRUM FUND

The Manager will select mutual funds for inclusion in the Spectrum Fund on the basis of the industry classifications represented in their portfolios, their specific portfolio holdings, their performance records, their expense ratios, and the compatibility of their investment policies and objectives with those of the Spectrum Fund.  The Fund may also pursues its objective by investing in exchange traded funds (“ETFs”), closed-end funds and unit investment trusts.

Underlying funds may include funds which concentrate investments in a particular industry sector, or which leverage their investments.  The Fund may hold available cash balances in The Meeder Funds Money Market Fund – Institutional Class pending investment consistent with the Fund's investment objective or in anticipation of distribution to investors.

The Fund will generally purchase "no-load" mutual funds, which are sold and purchased without a sales charge. However, the Fund may purchase "load" mutual funds only if the load, or sales commission, is by a previous agreement waived for purchases or sales made by the Fund.

The Manager utilizes an asset allocation system for deciding when to invest in mutual funds or alternatively in temporary and more conservative investments such as are described below. The use of this system entails recurring changes from a fully invested position to a fully defensive position and vice-versa. (See "How does the fund pursue its investment goal?" under “More Information about the Funds” in the Fund’s Prospectus.)

The Fund may at times desire to gain exposure to the stock market through the purchase of "Index" funds (funds which purchase stocks represented in popular stock market averages) with a portion of its assets. "Index" funds may be purchased with a portion of the Fund's assets at times when the Manager's selection process identifies the characteristics of a particular index to be more favorable than those of other mutual funds available for purchase. The Fund may also invest directly in common stocks.  If, in the Manager's opinion, the Fund should have exposure to certain stock indices and the Fund can efficiently and effectively implement such a strategy by directly purchasing the common stocks of a desired index for the Fund itself, it may invest up to 100% of its assets to do so.

UTILITIES AND INFRASTRUCTURE FUND

Social Investment Policy.  The Fund offers investors the opportunity for appreciation of income and current income by investing in environmentally and socially responsible domestic and foreign equity securities of public utility companies and their suppliers.  The Fund provides a unique opportunity to be involved in the equity market without being involved in many areas of the economy that may be objectionable to an investor.  The Fund combines carefully selected and screened portfolios with positive social action on policy issues through proxy voting and shareholder advocacy.

Stock Selection Process.  The Subadviser of the Fund makes use of third party research from sources such as Investor Responsibility Resource Center (IRRC), the Council on Economic Priorities (CEP), Franklin Research and Development Corp., Kinder, Lyndenberg, and Domini, Value Line, and the internet to develop an overall social profile and screen companies that meet its financial criteria, paying particular attention to the following:

Exclusionary Screens

Tobacco/Alcohol/Gambling/Firearms.  The Fund is free from companies with primary or subsidiary businesses involved in the alcohol, tobacco, gambling and firearms industries.

Weapons/Militarism.  None of the companies in the Fund has a primary involvement in the defense industry, and companies with greater than three percent dependence on revenues from weapons production will be screened out.

Nuclear Power.  The Fund will not invest in any company involved in nuclear power production.  If a company merges with, acquires or is acquired by a company that is involved in nuclear power production, the Fund will divest.

Animal Testing.  The Fund will not invest in any company involved in animal testing or animal usury.

Equal Employment Opportunity/Labor Issues.  The Fund is committed to promoting workplace diversity (see section on proxy voting/shareholder activism).  If a company has unremediated or egregious problems in the area of Equal Employment Opportunity (such as discrimination or harassment), Workplace Safety (such as OSHA safety violations), or Union/Labor Issues (such as WARN act violations), the fund will either divest or participate in shareholder action in an attempt to work with the company to address the issues.

The Environment.  Excluding companies involved in nuclear power generation is not the only positive environmental feature of the Fund.

The investment portfolio typically invests across all the essential service areas: telephone, electric, water, and natural gas.  Consideration is given to natural gas not only because it’s an environmentally preferable alternative fuel, but because the industry shows tremendous potential as an area of growth.  In addition, the Fund seeks to invest in companies involved in energy production from renewable and alternative resources, whenever such investments are in keeping with the financial objectives and liquidity concerns of the strategy.

The Fund seeks to exclude companies that have a history of environmental negligence or a pattern of violation of environmental regulations.  If a company has unremediated or egregious problems in the area of environmental performance, the Subadviser will either divest or participate in shareholder action in an attempt to work with the company to address the issues.

International Labor Issues. Sweatshop operations and slave labor are other potential areas of concern.  If these issues exist at companies the Fund invests in, the Subadviser will work to open dialogue in an attempt to encourage the company to adopt comprehensive supplier standards.

In the case of companies with Maquiladora operations, the Subadviser will work to encourage the company to address any environmental problems or labor related issues, such as below subsistence wages or unsafe working conditions.

Shareholder Advocacy/Proxy Voting Guidelines.  Socially responsible investing is a complex process involving education and choice.  All companies have the potential to improve their performance in a number of areas that affect the environment and quality of life.  Investors have an opportunity to engage corporate management in dialogue about issues that are of concern to them.

Proxy voting is one of the best ways for an investor to communicate support or disagreement with management policy.  The Subadviser votes proxies on a case by case basis, but will generally vote with management on most standard business issues such as the appointment of independent auditors and the election of board directors.  In cases where a company’s board lacks representation of women and minorities, the Subadviser will vote against the board and send a letter to management explaining their position and encourage diversity on the board.

In addition to the “standard” issues placed on the ballot by management, there may be a number of other important issues put forward by shareholders for inclusion on the ballot in the form of shareholder resolutions.  Shareholder resolutions can cover a wide range of issues, such as workplace diversity, militarism, labor relations, and the environment.  The primary goal of the resolution process is not a vote, but to engage the company in a dialogue on an issues.  These resolutions are filed well in advance of the annual meeting, and if dialogue with the company is fruitful, the filers may withdraw the resolution before it even comes to a vote.

The Subadviser is an associate member of the Interfaith Center on Corporate Responsibility (ICCR), and makes use of information from ICCR as well as research from Investor Responsibility Resource Center (IRRC) to keep track of resolutions as they are filed.  When a resolution is filed on an issue of concern for the Fund, a letter is sent to the company echoing the concern of the filers and encouraging the company to enter a dialogue on the subject.  In addition, the Subadviser co-files resolutions on issues such as the implementation of the Coalition for Environmentally Responsible Economies (CERES) principles  and foreign military sales reporting (DC).

The Subadviser will likely support and vote for resolutions such as those requesting reports on workplace diversity, the implementation of the CERES principles, reports on foreign military sales, implementation of the MacBride principles, shareholder approval of golden parachute plans and other social and environmental issues.  When a vote on such a resolution is made, a position letter is sent to management, in an effort to re-enforce the importance of the issues, and to urge a greater level of management awareness.

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

The Fund has a non-fundamental concentration policy that it will generally invest at least 80% of the value of its net assets in equity securities of domestic or foreign companies that provide non-nuclear electricity, natural gas, water, telecommunications or sanitary services to the public.  Electricity and gas industries in which the Fund invests include transportation and distribution services between utilities and producers of energy, and independent producers of energy as well as traditional regulated utilities.  Communications companies in which the Fund invests include wireline, wireless, fiber, backhaul, cable, radio, and satellite industries.  The Fund also invests in suppliers of services and equipment to the industries listed above.  Such suppliers may include phone manufacturers, alternate energy equipment manufacturers, meter reading equipment, broadband and routing equipment, enabling technology, etcetera.  The Fund’s concentration policy is not a fundamental policy and will not be changed without providing shareholders at least 60 days prior notice of a change in the non-fundamental concentration policy.

The Fund's fundamental investment limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund. However, except for the fundamental investment limitations set forth below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed by the Trustees without shareholder approval. The Fund may not:

(1)           with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the Fund's total assets would be invested in the securities of such issuer, or (b) the Fund would hold more than 10% of the voting securities of such issuer;

(2)           issue senior securities, except as permitted under the Investment Company Act of 1940;

(3)           borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation;

(4)           underwrite securities issued by others (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5)           purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(6)           purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(7)           lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

 QUANTEX FUND™

The following investment limitations are not fundamental, and all may be changed without shareholder approval.

(1)           The Fund does not currently intend to engage in short sales, but may engage in short sales "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(2)           The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(3)           The Fund may borrow money only from a bank. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(4)           The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued, including repurchase agreements with remaining maturities in excess of seven days or securities without readily available market quotes.

(5)           The Fund does not currently intend to invest in securities of real estate investment trusts that are not readily marketable, or to invest in securities of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

(6)           The Fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

(7)           The Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

(8)           The Fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

(9)           The Fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of the Manager or the Subadviser who individually own more than 1/2 of 1% of the securities of such issuer, together own more than 5% of such issuer's securities.

For the Fund’s limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions".

DYNAMIC GROWTH FUND, AGGRESSIVE GROWTH FUND
AND STRATEGIC GROWTH FUND

The Manager selects underlying funds in which to invest based, in part, on the industry classifications represented in their portfolios, their investment objectives and policies, their investment advisor and portfolio manager, and on analysis of their past performance (absolute, relative and risk-adjusted).  The Manager also considers other factors in the selection of underlying funds, including, but not limited to, fund size, liquidity, expense ratio, general composition of its investment portfolio, and current and expected portfolio holdings.  Each Fund may also pursue its objective by investing in exchange traded funds (“ETFs”), closed-end funds and unit investment trusts.

The Manager typically selects underlying funds that invest in small, medium, and large capitalization companies with strong growth potential across a wide range of sectors. Although a Fund may have exposure to a large number of sectors, the underlying funds in which it invests may include funds which concentrate investments in a particular industry sector, or which leverage their investments.

Each Fund may invest its assets in underlying funds from different mutual fund families, managed by different investment advisers, and utilizing a variety of different investment objectives and styles. Although each Fund may invest in shares of the same underlying fund, the percentage of each Fund's assets so invested may vary, and the Manager will determine that such investments are consistent with the investment objectives and policies of the Fund.  The underlying funds in which the Fund invests may, but need not, have the same investment policies as the Fund.

Each Fund may at times desire to gain exposure to the stock market through the purchase of "Index" funds (funds which purchase stocks represented in popular stock market averages) with a portion of its assets. "Index" funds may be purchased with a portion of each Fund's assets at times when the Manager's selection process identifies the characteristics of a particular index to be more favorable than those of other mutual funds available for purchase. Each Fund may also invest directly in common stocks.  If, in the Manager's opinion, each Fund should have exposure to certain stock indices and the Fund can efficiently and effectively implement such a strategy by directly purchasing the common stocks of a desired index for the Fund itself, it may invest up to 100% of its assets to do so. Each Fund may also invest up to 100% of its assets directly in, or in underlying funds investing in, future contracts and options on futures contracts.  The Aggressive Growth Fund and Dynamic Growth Fund may also invest up to 20% of its assets in money market securities, money market funds and investment grade bonds as a defensive tactic.

BALANCED FUND
(formerly known as The Defensive Balanced Fund)

The Fund may hold available cash balances in The Meeder Funds Money Market Fund – Institutional Class pending investment if consistent with the Fund's investment objective or in anticipation of a distribution to investors.

When investing in money market instruments, the Fund will limit its purchases, denominated in U.S. dollars, to securities which are issued, or guaranteed as to payment of principal and interest, by the U.S. Government or any of its agencies or instrumentalities such as Ginnie Mae, Sallie Mae, Fannie Mae and Freddie Mac, and repurchase agreements relating thereto or repurchase agreements collateralized by commercial paper rated no lower than “A-1” by Standard & Poor’s Corporation or “Prime-1” by Moody’s Investors Services, Inc.

The Fund may invest in investment grade and non-investment grade corporate debt obligations, and mutual funds, exchange traded funds, index-based investments and unit investment trusts that invest in investment grade or non-investment grade corporate debt obligations rated B or higher by Moody’s or Standard & Poor’s, or if unrated determined by the Adviser to be of comparable quality.  The Fund may invest in securities of any credit rating.

The Manager exercises due care in the selection of money market instruments and bonds. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of a Fund's securities might have to be liquidated prior to maturity at a price less than the original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if they transpire, could cause a reduction in net income or in the net asset value of a particular Fund.

The Manager will select mutual funds for inclusion in the Balanced Fund (formerly known as The Defensive Balanced Fund) on the basis of the industry classifications represented in their portfolios, their specific portfolio holdings, their performance records, their expense ratios, and the compatibility of their investment policies and objectives with those of the Balanced Fund (formerly known as The Defensive Balanced Fund). The Fund may also pursue its objective by investing in exchange traded funds (“ETFs”), closed-end funds and unit investment trusts.

Underlying funds may include funds which concentrate investments in a particular industry sector, or which leverage their investments.  The Fund may hold available cash balances in The Flex-funds® Money Market Fund – Institutional Class pending investment consistent with the Fund's investment objective or in anticipation of distribution to investors.

The Fund will purchase "no-load" mutual funds, which are sold and purchased without a sales charge. However, the Fund may purchase "load" mutual funds only if the load, or sales commission, is by a previous agreement waived for purchases or sales made by the Fund.

The Manager utilizes an asset allocation system for deciding when to invest in mutual funds or alternatively in temporary and more conservative investments such as are described below. The use of this system entails recurring changes from a fully invested position to a fully defensive position and vice-versa.

The Fund may at times desire to gain exposure to the stock market through the purchase of "Index" funds (funds which purchase stocks represented in popular stock market averages) with a portion of its assets. "Index" funds may be purchased with a portion of the Fund's assets at times when the Manager's selection process identifies the characteristics of a particular index to be more favorable than those of other mutual funds available for purchase. The Fund may also invest directly in common stocks.  If, in the Manager's opinion, the Fund should have exposure to certain stock indices and the Fund can efficiently and effectively implement such a strategy by directly purchasing the common stocks of a desired index for the Fund itself, it may invest up to 70% of its assets to do so.

RATINGS

1.          Moody's Investors Service, Inc.'s Corporate Bond Rating:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length or time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba – Bonds which are rated Ba are considered below investment grade securities and are commonly referred to as “junk bonds”.  These bonds have speculative elements and are subject to substantial credit risk.

B – Bonds which are rated B are considered highly speculative and subject to high credit risk.  Such bonds are considered more vulnerable than those rated Ba, but they currently have the capacity to meet its financial obligations.  Adverse financial, business, or economic conditions will likely impair willingness or capacity to meet financial obligations.

Caa – Bonds rated Caa are considered to be of poor standing and are subject to very high credit risk.  These bonds are considered to be currently vulnerable and depend on favorable financial, business, and economic conditions to meet financial commitments.

C – Bonds rated C are the lowest rated class of bonds.  These bonds are typically in default and have little prospect for recovery of principal or interest.

For each rating classification from Aa through Caa, Moody’s adds a numerical modifier of 1, 2, or 3.  A 1 indicates that the obligation ranks in the higher end of its rating category.  A 2 indicates a mid-range ranking.  A 3 indicates a ranking in the end of that ranking category.

2.          Standard and Poor's Corporation's Corporate Bond Rating:

AAA - Bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise they move with interest rates, and hence provide the maximum safety on all counts.

AA - Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

A - Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from the adverse effect of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money interest rates in their market behavior but, to some extent, also economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB – Bonds rated BB are considered to be the highest speculative grade.  These bonds are considered less vulnerable in the near-term but face major ongoing uncertainties to adverse financial, business, and economic conditions.  These bonds are commonly known as “junk bonds”.

B – Bonds rated B are regarded as having significant speculative characteristics.  They are currently able to meet financial obligations, but face continual uncertainties that could impair future financial obligations.

CCC – Bonds rated CCC are considered to have substantial risk and be extremely speculative.  These bonds are considered to be currently vulnerable and depend on favorable financial, business, and economic conditions to meet obligations.

CC – Bonds which have a rating of CC are regarded as highly vulnerable and very speculative.

C – Bonds rated C are considered to have the highest degree of speculation.  These bonds are the lowest rated debt not in default as to principal or interest.

D – Bonds which are rated D are the lowest rated class of bonds.  These bonds have defaulted on obligations and it is believed that these bonds are likely to default on most or all obligations.

For ratings from AA to CCC, Standard and Poor’s may add a plus (+) or minus (-) sign to show relative standing within the rating categories.

3.          Commercial Paper Ratings:

Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A-1, A-2, or A-3.

The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds’ complete portfolio holdings as of the end of each calendar month are posted on www.flexfunds.com ordinarily by the 10th business day of the following calendar month.  This posted information generally remains accessible at least until the Funds file their Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.flexfunds.com information is current (expected to be not more than three months).  The Funds do not disseminate nonpublic information about portfolio holdings except as provided below.

The Funds allow disclosure of nonpublic portfolio holdings information to affiliates of Meeder Asset Management, Inc. only for the purposes of providing services to the Funds.

The Funds permit nonpublic portfolio holdings information to be shared with pricing services, custodians, independent auditors, brokers in portfolio transactions for the Funds, any securities lending agents and other service providers to the Funds who require access to this information to fulfill their duties to the Funds, subject to the requirements described below.  This information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, such as Morningstar and Lipper, or other entities that have a legitimate business purpose in receiving the information sooner than 10 days after month-end or on a more frequent basis, as applicable, subject to the requirements described below. No compensation or other consideration is received by the Funds, their Adviser, or any other party in connection with any such arrangements to share portfolio holdings information.

Prior to any disclosure of the Funds’ nonpublic portfolio holdings information to the foregoing types of entities or persons, the Trust’s Chief Compliance Officer must make a good faith determination in light of the facts then known that the Funds have a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Funds, and that the recipient assents or otherwise has a duty to keep the information confidential and agrees not to disclose, trade or make any investment recommendation based on the information received.  Reports regarding arrangements to disclose the Funds’ nonpublic portfolio holdings information will be provided to the Trustees.

PORTFOLIO TURNOVER

The portfolio turnover rates for the Funds may vary greatly from year to year as well as within a year and may be affected by sales of investments necessary to meet cash requirements for redemptions of shares.  High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.  In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income.  The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's securities, excluding securities having a maturity at the date of purchase of one year or less.

The portfolio turnover rates for the year ended December 31, 2011 for the Funds were as follows:

Fund	2011	2010	2009
Total Return Bond Fund	125%	NA	NA
Balanced Fund (formerly known as The Defensive Balanced Fund)	164%	161%	182%
Muirfield Fund®	189%	128%	166%
Utilities and Infrastructure Fund	43%	53%	35%
Dynamic Growth Fund	176%	119%	148%
Strategic Growth Fund	166%	115%	75%
Aggressive Growth Fund	224%	124%	156%
Quantex Fund™	57%	55%	34%

PURCHASE AND SALE OF PORTFOLIO SECURITIES

All orders for the purchase or sale of portfolio securities are placed on behalf of each Fund by the Manager pursuant to authority contained in the investment advisory agreement. The Manager is also responsible for the placement of transaction orders for accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Manager considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions, and arrangements for payment of Fund expenses.

Each Fund may execute portfolio transactions with broker-dealers that provide research and execution services to the Fund or other accounts over which the Manager or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by the Manager (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by the Manager's investment staff based upon the quality of research and execution services provided.

The receipt of research from broker-dealers that execute transactions on behalf of a Fund may be useful to the Manager in rendering investment management services to the Fund or its other clients, and conversely, such research provided by broker-dealers that have executed transaction orders on behalf of the Manager's other clients may be useful to the Manager in carrying out its obligations to the Fund. The receipt of such research is not expected to reduce the Manager's normal independent research activities; however, it enables the Manager to avoid the additional expenses that could be incurred if the Manager tried to develop comparable information through its own efforts.

Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a Fund to pay such higher commissions, the Manager must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Manager's overall responsibilities to the Fund and its other clients.  In reaching this determination, the Manager will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

The Manager may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Manager under which the broker-dealer allocates a portion of the commissions paid by a Fund toward payment of the Fund's expenses, such as transfer agent fees of Mutual Funds Service Co. or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

The Subadviser to the Utilities and Infrastructure Fund  may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Subadviser under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent fees of Mutual Funds Service Co. or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers. For the year ended December 31, 2011, $0 in directed brokerage payments were made to reduce expenses of the Fund.

The Trustees of each Fund periodically review the Manager's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review the commissions paid by each Fund over representative periods of time to determine if they are reasonable in relation to the benefits to each Fund.

From time to time, the Trustees of each Fund will review whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

The Fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect.  The Trustees of the Trust intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment, whether it would be advisable for the Fund to seek such recapture.

Although each Fund has the same Trustees and officers, investment decisions for each Fund are made independently from those of other portfolios managed by the Manager or accounts managed by affiliates of the Manager. It sometimes happens that the same security is held in the portfolio of more than one of these Funds or accounts. Simultaneous transactions are inevitable when several Funds are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one Fund.

When two or more Funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a policy considered by the Fund Trustees to be equitable to each portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as one of the Funds is concerned. In other cases, however, the ability of a Fund to participate in volume transactions will produce better executions and prices for the Fund. It is the current opinion of the Trustees of each Fund that the desirability of retaining the Manager as investment adviser to each Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

The total commissions paid by the Funds for the year ended December 31, 2011, are as follows:

Fund	2011	2010	2009
Total Return Bond Fund	$27,079	NA	NA
Defensive Balanced Fund (formerly known as The Defensive Balanced Fund)	$39,021	$ 38,751	$ 50,078
Muirfield Fund®	$89,672	$115,861	$162,283
Utilities and Infrastructure Fund	$71,756	$ 47,056	$ 25,720
Dynamic Growth Fund	$72,455	$ 97,972	$140,290
Strategic Growth Fund	$ 1,125	$ 5,353	$ 4,156
Aggressive Growth Fund	$30,853	$ 41,358	$ 51,968
Quantex Fund™	$47,870	$ 41,565	$ 28,674

VALUATION OF PORTFOLIO SECURITIES

Except for securities owned by the Money Market Fund, securities owned by a Fund and listed or traded on any national securities exchange are valued at each closing of the New York Stock Exchange on the basis of the last published sale on such exchange each day that the exchange is open for business.  Futures contracts are valued on the basis of the cost of closing out the liability; i.e., at the settlement price of a closing contract or at the asked quotation for such a contract if there is no sale. The Money Market Fund will value its securities by the amortized cost method as it maintains a dollar weighted average portfolio maturity of 60 days or less and a maximum maturity of 397 days. The Fund will maintain a dollar-weighted average portfolio life of 120 days or less.  Money market instruments (certificates of deposit commercial paper, etc.) in the Funds, having maturities of 60 days or less, are valued at amortized cost if not materially different from market value. Portfolio securities for which market quotations are not readily available are to be valued by the Manager in good faith, at its own expense, under the direction of the Trustees. In The U.S. Government Bond Fund, securities are valued each day at 4:00 p.m.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Equity securities for which the primary market is the U.S. are valued at last sale price. Equity securities for which the primary market is outside the U.S. are valued using the official closing price or the last sale price in the principal market where they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price is normally used. Short-term securities less than 60 days to maturity are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

Fixed-income securities are valued primarily by a pricing service that uses a vendor security valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.  This twofold approach is believed to more accurately reflect fair value because it takes into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted, exchange, or over-the-counter prices.

Securities and other assets for which there is no readily available market are valued in good faith by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by the Fund if, in the opinion of the Board of Trustees, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded on an exchange) would more accurately reflect the fair market value of such securities.

Generally, the valuation of foreign and domestic equity securities, as well as corporate bonds, U.S. government securities, money market instruments, and repurchase agreements, is substantially completed each day at the close of the New York Stock Exchange (NYSE).

The values of any such securities held by the Fund are determined as of such time for the purpose of computing the Fund's net asset value. Foreign security prices are furnished by independent brokers or quotation services which express the value of securities in their local currency. The Manager gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued as determined in good faith by the Board of Trustees.

Other assets, which include cash, prepaid and accrued items, and amounts receivable as income on investments and from the sale of portfolio securities, are carried at book value, as are all liabilities. Liabilities include accrued expenses, sums owed for securities purchased, and dividends payable.

CALCULATION OF YIELD - MONEY MARKET FUND

The Money Market Fund will advertise its yield and effective yield. The Money Market Fund calculates its yield quotations based on the net change, exclusive of realized and unrealized gains or losses, in the value of a hypothetical account over a seven calendar day base period.  The simple annualized yield represents the net income for a seven-day period, expressed on an annualized basis. The effective yield will be higher than the yield because of the compounding effect of the assumed reinvestment of dividends over a period of one year.

The following is an example of the yield calculations for the seven days ended
December 31, 2011 for the Money Market Fund.

Simple yield:
Retail Class
Value of hypothetical account at end of period	$1.00002083
Value of hypothetical account at beginning of period	1.00000000
Base period return	$0.00002083

Current seven day yield [.00002083 x (365/7)]	0.11%

Effective yield:

Effective yield [(.00002083 + 1)365/7] - 1	0.11%

Institutional Class
Simple yield:
Value of hypothetical account at end of period	$1.00003185
Value of hypothetical account at beginning of Period	$1.00000000
Base period return	$0.00003185

Current seven day yield [.00003185 x (365/7)]	0.17%

Effective yield:

Effective yield [(.00003185 + 1)365/7] – 1	0.17%

Yields for the Money Market Fund – Retail Class of shares reflect the adviser's agreement to limit expenses to the extent necessary to achieve a goal of an effective yield for the Retail Class of shares that will rank in the top 10% of yields for all general purpose money market funds in 2012.  The adviser may terminate this limitation on expenses at any time. There is no guarantee that waiver of fees alone will accomplish this objective. Investors should recognize that yields are not necessarily representative of future results, but will vary as a function of market conditions and expenses incurred.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES

From time to time a Fund may advertise its period and average annual total returns for various periods of time. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested.  An annualized total return will be slightly higher than a period total return, if the period is shorter than one year, because of the assumed reinvestment.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of a Fund will vary depending upon interest rates, the current market value of the securities held by a Fund, and changes in a Fund's expenses.

When applicable, the periods of time shown will be for a one-year period, a five-year period, a ten-year period, and since inception. The calculation assumes the reinvestment of all dividends and distributions. Examples of the total return calculation for a Fund will assume a hypothetical investment of $1,000 at the beginning of each period.
It is computed by finding the average annual compounded rates of return over the length of the base periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)n = ERV

where:

P = initial investment of $1,000
T = average annual total return
n = Number of years
ERV = ending redeemable value at the end of the base period

Total return performance data represent past performance, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

CALCULATION OF AVERAGE ANNUAL TOTAL
RETURN AFTER TAXES ON DISTRIBUTIONS

Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

Each Fund's sales literature and advertising commonly refer to this calculation as a Fund's after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund.

The following SEC formula was used to calculate these figures:

P(1+T)n = ATVD

where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return (after taxes on distributions)

n	=	number of years
ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN
AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

Average annual total return after taxes on distributions and sale of a fund's shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of a fund's shares. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any non-recurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

Each Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (post-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund.

The following SEC formula was used to calculate these figures:

P(1+T)n = ATVDR

where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return (after taxes on distributions and redemptions)
n	=	number of years
ATVDR=	ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption.

Net Asset Value.  Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted net asset value includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted net asset values are not adjusted for sales charges, if any.

Moving Averages.  A Fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing net asset value for a specified period. A short-term moving average is the average of each day's adjusted closing net asset value for a specified period. Moving Average Activity Indicators combine adjusted closing net asset values from the last business day of each week with moving averages for a specified period to produce indicators showing when a net asset value has crossed, stayed above, or stayed below its moving average.

Historical Fund Results.  The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and total return is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

From time to time, a Fund’s performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Flex-funds funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

In advertising materials, the Trust may reference or discuss its products and services, which may include: other Flex-funds funds; retirement investing; the effects of periodic investment plans and dollar; cost averaging; saving for college; and charitable giving. In addition, the Fund may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to Fund management, investment philosophy, and investment techniques. The Fund may also reprint, and use as advertising and sales literature, articles from Reflexions, a quarterly magazine provided free of charge to Flex-funds shareholders.

Volatility. A Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

Momentum Indicators indicate the Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period.

A Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

A Fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax deterred investment would have an after tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

CALCULATION OF YIELD - TOTAL RETURN BOND FUND

From time to time the Total Return Bond Fund may advertise its thirty-day yield quotation. It is computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

YIELD = 2 [(a – b/cd + 1)6 - 1]

where:

a = income earned during the period
b = expense accrued for the period
c = average number of shares outstanding during the period
d = offering price per share on the last day of the period

Quotations of yield for the Total Return Bond Fund will be accompanied by total return calculations current to the most recent calendar quarter. Total return will be calculated in the manner described above (See "Calculation of Total Return").

The Total Return performance data in this hypothetical example, represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

COMPARATIVE PERFORMANCE INFORMATION

Comparative performance information may be used from time to time in advertising or marketing information relative to the Funds, including data from Lipper, IBC/Donoghue Money Fund Report, Morningstar Mutual Fund Report, other publications, various indices or results of the Consumer Price Index, other mutual funds or investment or savings vehicles.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The net asset value per share (NAV) for the Funds is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time) by dividing the Fund's net assets by the number of its shares outstanding.  The NAV for the Money Market Fund are determined each business day that the Federal Reserve System is open and are calculated at 4:00 p.m. and noon, Eastern Standard Time, respectively.  For each Fund, the NAV is not calculated on the observance of New Year’s Day, Martin Luther King, Jr., Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  In addition to the aforementioned holidays, the Money Market Fund are also closed on days that the Federal Reserve System is closed.  Please see "Additional Purchase and Redemption Information" in the Statement of Additional Information. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the Fund's NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares.  Although the Manager expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.

The Money Market Fund offers two classes of shares, the Retail Class of Shares and the Institutional Class of Shares, which may be purchased at the next determined net asset value per share.  The Retail Class of Shares and the Institutional Class of Shares represent an identical legal interest in the investment portfolio of the Fund and has the same rights except that the Retail Class of Shares bears the higher expense of a distribution plan for such class which will cause the Retail Class of Shares to have a higher expense ratio and to pay lower dividends than the Institutional Class of Shares.  Each Class will have exclusive voting rights with respect to its distribution plan.  Although the legal rights of holders of the Institutional Class of Shares and Retail Class of Shares are identical the different expenses borne by each class will result in different net asset values and dividends.  The two classes also have different minimum purchase amounts.

Shareholders of each Fund will be able to exchange their shares for shares of any mutual fund that is a series of The Flex-funds (each a "Flex-funds' Fund"). No fee or sales load will be imposed upon the exchange.

Additional details about the exchange privilege and prospectuses for each of the Flex-funds Funds are available from the Fund's Transfer Agent. The exchange privilege may be modified, terminated or suspended on 60 days' notice and the Fund has the right to reject any exchange application relating to such fund's shares. The 60 day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the Fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

In the Prospectus, the Fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Redemptions in Kind. The Flex-funds has reserved the right to make payments in whole or in part in securities or other assets of a Fund, in case of an emergency, or if the payment of such a redemption in cash would be harmful to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage and transaction charges in converting the securities to cash. Redemptions in kind are taxable transactions. A Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

Automatic Account Builder. An investor may arrange to have a fixed amount of $100 or more automatically invested in shares of the Fund monthly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System.

Further information about these programs and an application form can be obtained from the Fund's Transfer Agent.

Systematic Withdrawal Program. A systematic withdrawal plan is available for shareholders having shares of the Fund with a minimum value of $10,000, based upon the offering price. The plan provides for monthly, quarterly or annual checks in any amount, but not less than $100 which amount is not necessarily recommended).

Dividends and/or distributions on shares held under this plan are invested in additional full and fractional shares at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The plan may be terminated at any time.

Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

INVESTMENT ADVISER AND MANAGER

Meeder Asset Management, Inc. (the “Manager”) is the investment adviser and manager for, and has a separate Investment Advisory Contract with each of the Funds in the Trust.

Pursuant to the terms of each Investment Advisory Contract, the Manager has agreed to provide an investment program within the limitations of each Fund's investment policies and restrictions, and to furnish all executive, administrative, and clerical services required for the transaction of Fund business, other than accounting services and services that are provided by each Fund's custodian, transfer agent, independent accountants, legal counsel, and investment advisory services provided by any adviser.

The Investment Advisory Contract for each Fund was separately approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund. Each of these contracts is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of outstanding shares of each Fund, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) at a meeting called for the purpose of voting on such renewals.

Each Investment Advisory Contract will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days' prior written notice by Majority Vote of the Fund, by the Trustees of the Trust, or by the Manager.

Costs, expenses and liabilities of the Trust attributable to a particular Fund are allocated to that Fund. Costs, expenses and liabilities that are not readily attributable to a particular Fund are allocated among all of the Trust's Funds. Thus, each Fund pays its proportionate share of: the fees of the Trust's independent auditors, legal counsel, custodian, transfer agent and accountants; insurance premiums; the fees and expenses of Trustees who do not receive compensation from Meeder Asset Management, Inc. or Miller/Howard Investments, Inc.; association dues; the cost of printing and mailing confirmations, prospectuses, proxies, proxy statements, notices and reports to existing shareholders; state registration fees; distribution expenses within the 0.20% limitation of the Muirfield®, Spectrum, Quantex™ and Money Market Funds’ Retail Class Funds’ Distribution Plan; within the 0.25% limitation of the Aggressive Growth, Balanced (formerly known as The Defensive Balanced Fund), Total Return Bond, Utilities and Infrastructure, Dynamic Growth and Strategic Growth Fund’s Distribution Plan and the 0.03% limitation of the Money Market Fund Institutional Class, including the cost of printing and mailing of prospectuses and other materials incident to soliciting new accounts; service fees within the 0.20% limitation of the Muirfield®, Spectrum, Quantex™, Dynamic Growth, Aggressive Growth, Balanced (formerly known as The Defensive Balanced Fund), Strategic Growth, Total Return Bond and Utilities and Infrastructure Funds’ Administrative Services Plan and other miscellaneous expenses.

The respective expenses of each Fund include the compensation of its respective Trustees who are not affiliated with the Adviser; registration fees; membership dues allocable to the Fund; fees and expenses of independent accountants, of legal counsel and of any transfer agent, accountant, custodian of the Fund; insurance premiums and other miscellaneous expenses.

Expenses of each Fund also include all fees under its Administrative Service Agreement, the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; expenses of meetings of investors and Trustees; the advisory fees payable to the Adviser under the Advisory Contract and other miscellaneous expense.

The Board of Trustees of the Trust believes that the aggregate per share expenses of the Money Market Fund will be less than or approximately equal to the expenses which the Fund would incur if it retained the services of an investment adviser and the assets of the Money Market Fund were invested directly in the type of securities being held by the Money Market Fund.

The Manager earns an annual fee, payable in monthly installments as follows. The fee for the Muirfield®, Spectrum, Utilities and Infrastructure and Quantex™ Funds, is based upon the average net assets of the Fund and is at the rate of 1% of the first $50 million, 0.75% of the next $50 million and 0.60% in excess of $100 million of average net assets. The annual fee for the Dynamic Growth, Aggressive Growth, Balanced (formerly known as The Defensive Balanced Fund) and Strategic Growth Funds is based upon the average net assets of the Fund and is at the rate of 0.75% of the first $200 million and 0.60% in excess of $200 million of average net assets.  Annual fees for the Total Return Bond Fund is at the rate of 0.40% of the first $100 million of average net assets and 0.20% in excess of $100 million. The annual fee for the Money Market Fund is at the rate of 0.40% of the first $100 million and 0.25% in excess of $100 million, of average net assets.

MANAGEMENT FEES

Fund	Accrued 2011	Accrued 2010	Accrued 2009
Money Market Fund – Retail	$334,272	$386,304	$480,185
Money Market Fund - Institutional	$111,001	$126,880	$193,399
Total Return Bond Fund	$ 83,595	NA	NA
Balanced Fund (formerly known as The Defensive Balanced Fund)	$559,195	$395,035	$311,881
Muirfield Fund®	$986,465	$957,763	$857,894
Utilities and Infrastructure Fund	$304,084	$215,472	$168,555
Dynamic Growth Fund	$709,994	$652,144	$557,922
Strategic Growth Fund	$615,474	$311,077	$202,827
Aggressive Growth Fund	$300,255	$226,582	$183,456
Quantex Fund™	$205,091	$153,208	$ 89,384

WAIVED/REIMBURSED MANAGEMENT FEES

Fund	2011	2010	2009
Money Market Fund – Retail	$373,934	$355,619	$233,068
Money Market Fund - Institutional	$124,552	$116,905	$ 94,615
Total Return Bond Fund	$ 56,749	NA	NA
Defensive Balanced Fund (formerly known as The Defensive Balanced Fund)	$ 51,681	$ 3,185	$ 5,535
Muirfield Fund®	$ 61,248	$ 22,556	$ 0
Utilities and Infrastructure Fund	$ 0	$ 0	$ 0
Dynamic Growth Fund	$ 70,019	$ 9,095	$ 0
Strategic Growth Fund	$ 62,514	$ 1,437	$ 9,102
Aggressive Growth Fund	$ 2,580	$ 8,219	$ 24,545
Quantex Fund™	$ 51,275	$ 38,302	$ 22,346

Meeder Asset Management, Inc. was incorporated in Ohio on February 1, 1974 and maintains its principal offices at 6125 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Meeder Financial, Inc., a holding company which is controlled by Robert S. Meeder, Sr. through ownership of common stock.  Meeder Financial conducts business only through its four subsidiaries, which are the Manager; Mutual Funds Service Co., the Trust's transfer agent; Meeder Advisory Services, Inc., a registered investment adviser; and Adviser Dealer Services, Inc., a broker-dealer.

The Manager's officers and directors are as set forth as follows: Robert S. Meeder, Sr., Chairman and Sole Director; Robert S. Meeder, Jr., President; Susan Meeder, Chief Operating Officer; Mary M. Bull, Assistant Chief Compliance Officer; Jason Click, Vice President; Stephen E. Hoffman, Chief Compliance Officer; Dale W. Smith, Chief Financial Officer and Chief Investment Officer.  Mr. Robert S. Meeder, Jr. is President and a Trustee of the Trust. Mr. Dale W. Smith is an officer of the Trust.

The Manager and Miller/Howard Investments, Inc. may use their resources to pay expenses associated with the sale of each Fund’s shares.  This may include payments to third parties such as banks or broker-dealers that provide shareholder support services or engage in the sale of each Fund’s shares.  However, the Funds do not pay the Manager any separate fees for this service.

A team of persons are primarily responsible for the day-to-day management of the Funds.  The team consists of Clinton Brewer, Ted Clark, Jason Headings, Jeff Liu, Robert S. Meeder, Jr., Dale Smith, Robert Techentin and Nick Van Eman who are collectively referred to below as the “Portfolio Managers.” As of December 31, 2011, the Portfolio Managers were responsible for the management of the following types of other accounts:

Portfolio Manager	Account Type	Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Clinton Brewer	Other Accounts	18,207 Other Accounts*	$348.4 million in Other Accounts*	None	None
	Other Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
Ted Clark	Other Accounts	18,207 Other Accounts*	$348.4 million in Other Accounts*	None	None
	Other Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None

Jason Headings	Other Accounts	18,207 Other Accounts*	$348.4 million in Other Accounts*	None	None
	Other Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
Jeff Liu	Other Accounts	18,207 Other Accounts*	$348.4 million in Other Accounts*	None	None
	Other Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
Robert S. Meeder, Jr.	Other Accounts	18,207 Other Accounts*	$348.4 million in Other Accounts*	None	None
	Other Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
Dale Smith	Other Accounts	18,207 Other Accounts*	$348.4 million in Other Accounts*	None	None
	Other Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
Robert Techentin	Other Accounts	18,207 Other Accounts*	$348.4 million in Other Accounts*	None	None
	Other Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None

Nick Van Eman	Other Accounts	Other Accounts*	$___ million in Other Accounts*	None	None
	Other Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None

*The total number of other accounts managed by the Portfolio Managers and the total amount of assets in the other accounts are overstated because if a Portfolio Manager manages a portion of the other account, that account and the total amount of assets therein are considered to be managed by him and are also attributed to any other Portfolio Manager(s) who manage(s) the balance of the other account.

The Portfolio Managers and Investment Analysts are compensated for their services by the Manager.  All of the Portfolio Managers and Investment Analysts are paid a competitive base salary by the adviser. Additionally, Portfolio Managers and Investment Analysts participate in an incentive compensation program that is based on the performance of the investment products that they manage, as well as an assessment of their overall contributions to the investment department and organization as a whole.  Like all employees of the Manager, the Portfolio Managers and Investment Analysts participate in the Manager’s retirement plan.

To the extent that a Fund and another of the Manager’s clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security.  Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.  In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made according to the bunched order policy.

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Funds as of December 31, 2010.

Dollar Range of Fund Shares	Clinton Brewer	Ted Clark	Jason Headings	Jeff Liu	Robert Meeder, Jr.	Dale Smith	Robert Techentin	Nick Van Eman	Lowell Miller
Money Market Fund	None	None	None	None	$50,001 - $100,000	$50,001- $100,000	None	None	None
Total Return Bond Fund	$1 -$10,000	None	$1 - $10,000	None	$1 - $10 ,000	None	$1- $10,000	None

Balanced Fund (formerly known as The Defensive Balanced Fund)	None	None	None	None	$50,001 - $100,000	$100,001 - $500,000	None	None	None
Muirfield Fund®	None	None	None	None	$100,001 - $500,000	$100,001 - $500,000	None	None	None
Utilities and Infrastructure Fund	None	None	$1 - $10,000	$1 - $10,000	$100,001 - $500,000	$10,001 - $50,000	None	None	None
Dynamic Growth Fund	$1 - $10,000	None	None	None	$100,001- $500,000	$100,001 - $500,000	None	None	None
Strategic Growth Fund	$1 - $10,000	$10,001 - $50,000	$1 - $10,000	$1 - $10,000	$50,001 - $100,000	$100,001 - $500,000	$1 - $10,000	None	None
Aggressive Growth Fund	$1 - $10,000	None	None	None	$100,001 - $500,000	$100,001 - $500,000	None	None	None
Quantex Fund™	None	$1 - $10,000	$1 - $10,000	None	$100,001 - $500,000	$100,001 - $500,000	$1 - $10,000	None	None
Aggregate Dollar Range of Shares Owned in All Funds Within the Fund Complex	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000	$50,001 - $100,000	Over $1,000,000	Over $1,000,000	$10,001 - $50,000	None	None

INVESTMENT SUBADVISER

Miller/Howard Investments, Inc., 324 Upper Byrdcliffe Road, P.O. Box 549, Woodstock, New York 12498, serves as the Fund's Subadviser. Lowell G. Miller controls the Subadviser through the ownership of voting common stock.  The Investment Subadvisory Agreement provides that the Subadviser shall furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadviser is obligated to keep certain books and records of the Fund. The Manager continues to have responsibility for all investment advisory services pursuant to the Investment Advisory Agreement and supervises the Subadviser's performance of such services. Under the Investment Subadvisory Agreement, the Manager, not the Fund, pays the Subadviser a fee, computed daily and payable monthly, computed at the rate of .00% of the first $10 million, .40% of the next $12.4 million of the Fund’s average net assets.  In addition to the foregoing fee, the Manager shall pay the Subadviser 65% of the investment advisory fees received by the Manager for all additional assets into the Fund received after September 30, 2010 except with respect to shareholders of the Fund who were solicited by the Manager, who invest in the Fund or increase their investment in the Fund after September 30, 2010, and who are identified as such to the Subadviser by the Manager at the time of such investment(s), the Manager shall pay the Subadviser 35% of such investment advisory fees.

The Investment Subadvisory Agreement provides that the Subadviser will not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except a loss resulting from misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Subadvisory Agreement provides that it will terminate automatically if assigned, and that it may be terminated by the Manager without penalty to the Fund by the Manager, the Trustees of the Fund or by the vote of a majority of the outstanding voting securities of the Fund upon not less than 30 days written notice. The Investment Subadvisory Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the 1940 Act. The Investment Subadvisory Agreement was approved by the Board of Trustees of the Trust, including all of the Trustees who are not parties to the contract or "interested persons" of any such party, and by the shareholders of the Fund.

Lowell Miller is the portfolio manager primarily responsible for the day-to-day management of the Utilities and Infrastructure Fund (the “Portfolio Manager”).  As of December 31, 2011, the Portfolio Manager was responsible for the management of the following types of accounts:

Portfolio Manager	Account Type	Number of Accounts by Account Type	Total Assets by Account Type	Number of Accounts by type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Lowell Miller	Registered Investment Companies/Other Accounts	3 Registered Investment Company; 2,132 Other Accounts	$73.29 million in Registered Investment Companies; $1.8 billion in Other Accounts	None	None
	Other Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None

Lowell Miller is compensated for his services by Miller/Howard Investments, Inc.  The Portfolios Manager’s compensation consists of a fixed salary and a discretionary bonus that is not tied to the performance of any Fund or private account.  The Portfolio Manager participates in Miller/Howard Investments, Inc.’s retirement plan.

To the extent that a Fund and another of the Adviser’s or Miller/Howard Investments, Inc.’s clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security.  Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.  In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made according to the bunched order policy.

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Manager in the Fund as of December 31, 2011.

Portfolio Manager	Dollar Range of Equity Securities in the Utilities and Infrastructure Fund
Lowell Miller	$0

OFFICERS AND TRUSTEES

The Board of Trustees oversees the management of the Trust and elects their officers.  The officers are responsible for the funds’ day-to-day operations.  The Trustees’ and officers’ names, positions and principal occupations during the past five years are listed below.  Unless otherwise noted, the business address of each Trustee and officer is 6125 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager.  The Trustee who is an “interested person” (as defined in the Investment Company Act of 1940) by virtue of his affiliation with the Fund Complex is indicated by an asterisk (*).

"Non-Interested" Trustees
Name, Address and Age	Position Held	Year First Elected A Director of Fund Complex1	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee2
JACK W. NICKLAUS II, 50 11780 U.S. Highway #1 North Palm Beach, FL 33408	Trustee	1998	Designer, Nicklaus Design, a golf course design firm and division of The Nicklaus Companies; member of the Trust’s Audit Committee.	10	None
STUART M. ALLEN, 50 Gardiner Allen DeRoberts Insurance LLC 777 Goodale Blvd. Columbus, OH 43212	Trustee	2006	President of Gardiner Allen Insurance Agency, Inc.; member of the Trust’s Audit Committee.	10	None
ANTHONY D’ANGELO, 52 WTTE Fox-28 1261 Dublin Road Columbus, OH 43215	Trustee	2006	Director of Sales of WSYX ABC 6/WTTE FOX-28, television stations owned and operated by Sinclair Broadcast Group; member of the Trust’s Audit Committee.	10	None

"Interested" Trustee”3,4
Name, Address and Age	Position Held	Year First Elected a Director and/or Officer of the Fund1	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
ROBERT S. MEEDER, JR.*, 51	Trustee and President	1992	President of Meeder Asset Management, Inc., Meeder Advisory Services, Inc. and Mutual Funds Service Company, the Funds’ transfer agent	10	None

Other Officers4

Name, Address and Age	Position Held	Year First Elected an Officer of the Fund1	Principal Occupation(s) During Past Five Years
BRUCE E. MCKIBBEN*+, 42	Treasurer	2002	Director/Fund Accounting and Financial Reporting, Mutual Funds Service Co., each Fund’s transfer agent (since April 1997).
DALE W. SMITH*+, 52	Vice President	2006
Vice President, Chief Financial Officer and Chief Investment Officer, Meeder Asset Management, Inc., the Trust’s investment adviser, Vice President, Mutual Funds Service Co., the transfer agent to each of the Trust’s funds (since March 2005).

MARY M. BULL*+, 46	Chief Compliance Officer	2011
Legal Counsel, Meeder Asset Management, Inc. (since January 2011); Assistant Chief Compliance Officer, Meeder Asset Management, Inc. (since April 2011); Consultant (2007-2010); Assistant General Counsel, Nationwide Insurance (2006-2007).

STEPHEN E. HOFFMAN*+,48	Assistant Chief Compliance Officer	2011
Director of Human Resources, Meeder Asset Management, Inc. (since January 2011); Chief Compliance Officer, Meeder Asset Management, Inc. (since April 2011); Financial Consultant – Beacon Hill Fund Services (2009 to Present); Chief Financial Officer Sanese Services (2006-2008); VP Corporate Finance, BISYS Group, Inc. (1994-2005).

RUTH A. KIRKPATRICK*+, 60	Secretary pro tempore	2009	Senior Legal Specialist of Meeder Asset Management, Inc.

1 Trustees and Officers of the Funds serve until their resignation, removal or retirement.

2 This includes all directorships (other than those in the Fund Complex) that are, or within the previous five years were, held by each trustee as a director of a public company or a registered investment company.

3 "Interested Persons" within the meaning of the 1940 Act on the basis of their affiliation with the Fund Complex Investment Adviser, Meeder Asset Management, Inc., or its affiliated entities.

4 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Meeder Asset Management, Inc. serves as Investment Adviser.

* Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the investment adviser of the Funds.  Bruce E. McKibben is deemed an “interested person” of the Trust by virtue of his position as an employee of Meeder Asset Management, Inc., the investment adviser of the Funds.  Dale W. Smith is deemed an “interested person” of the Trust by virtue of his position as a Vice President, Chief Financial Officer and Chief Investment Officer of Meeder Asset Management, Inc., the investment adviser of the Funds.  Stephen E. Hoffman is deemed an “interested person” of the Trust by virtue of his position as Chief Compliance Officer of Meeder Asset Management, Inc., the investment adviser of the Funds.  Mary M. Bull is deemed an “interested person” of the Trust by virtue of her position as Assistant Chief Compliance Officer of Meeder Asset Management, Inc., the investment adviser of the Funds.  Ruth Kirkpatrick is deemed an “interested person” of the Trust by virtue of her position as Senior Legal Specialist of Meeder Asset Management, Inc., the investment adviser of the Funds.

+ P.O. Box 7177, 6125 Memorial Drive, Dublin, Ohio 43017.

All Trustees were nominated to serve on the Board of Trustees based on his particular experiences, qualifications, attributes and skills.  The characteristics that have led the Board to conclude that each of the Trustees should continue to serve as a Trustee of the Trust are discussed below.

Jack W. Nicklaus II.  In addition to his golf course design work, Mr. Nicklaus is the General Chairman of the Memorial Tournament, a premier PGA Tournament and Chairman of its host venue Muirfield Village Golf Club in Dublin, Ohio.  His strategic planning, organizational and leadership skills help the Board set long-term goals for the Funds and establish processes for overseeing Trust policies and procedures.

Stuart Allen.  As a business owner, Mr. Allen brings budgeting and financial reporting skills to the Board of Trustees, although he does not qualify as an “audit committee financial expert”.  Mr. Allen’s experience provides the Board insight into the insurance and qualified plan markets.  Mr. Allen was elected as Chairman of the Audit Committee on December 8, 2010, with the retirement of Walter Ogle.

Anthony D’Angelo.  Mr. D’Angelo was elected to and continues to serve as a Trustee due to his  marketing, strategic planning and budgeting skills, although he does not qualify as an “audit committee financial expert”.  Mr. D’Angelo’s skills help the Audit Committee analyze financial reports and the Board determine the strategic direction of the Funds. Mr. D’Angelo was elected as Lead Independent Trustee on December 8, 2010, with the retirement of James Didion.

Robert S. Meeder, Jr.  Mr. Meeder has been President of Meeder Asset Management, Inc., the Funds’ investment adviser, since 1992 and Mutual Funds Service Co., the Funds’ transfer and fund accounting agent since 2005 and has worked in the investment management industry since 1986.  Mr. Meeder brings operational, investment management and marketing knowledge to the Board of Trustees.

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2011

Dollar Range of Fund Shares Owned1	Jack W. Nicklaus II	Stuart M. Allen	Anthony D’Angelo	Robert S. Meeder, Jr.
Money Market Fund	None	$1- $10,000	None	$50,001 - $100,000
Total Return Bond Fund	None	None	None	$1 - $10,000
Balanced Fund (formerly known as The Defensive Balanced Fund)	None	$10,001 - $50,000	None	$50,001 - $100,000
Muirfield Fund®	$10,001 - $50,000	$50,001 - $100,000	$10,001 - $50,000	Over $100,000
Utilities and Infrastructure Fund	None	None	$10,001 - $50,000	Over $100,000
Dynamic Growth Fund	None	$10,001 - $50,000	$10,001 - $50,000	Over $100,000
Strategic Growth Fund	None	None	None	$50,001- $100,000
Aggressive Growth Fund	None	$50,001 - $100,000	$10,001 - $50,000	Over $100,000
Quantex Fund™	Over $100,000	None	None	Over $100,000
Aggregate Dollar Range1 of Shares Owned in All Funds Within the Fund Complex Overseen by Trustee	Over $100,000	Over $100,000	Over $100,000	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000.  The amounts listed for "interested" trustees include shares owned through Meeder Asset Management, Inc.'s retirement plan and 401(k) Plan.

The following table shows the compensation paid by Fund Complex as a whole to the Trustees of the Funds and the Fund Complex during the fiscal year ended December 31, 2011.

COMPENSATION TABLE

Aggregate Compensation from a Fund1	Jack W. Nicklaus II	Stuart M. Allen	Anthony D’Angelo	Robert S. Meeder, Jr.
Money Market Fund	$ 660	$ 825	$ 954	None
The U.S. Government Bond Fund	$ 767	$ 955	$ 1,107	None
Total Return Bond Fund	$ 756	$ 846	$ 980	None
Balanced Fund (formerly known as The Defensive Balanced Fund)	$ 2,153	$ 2,662	$ 3,082	None
Muirfield Fund®	$ 3,168	$ 3,917	$ 4,539	None
Utilities and Infrastructure Fund	$ 1,011	$ 1,275	$ 1,476	None
Dynamic Growth Fund	$ 2,534	$ 3,169	$ 3,668	None
Strategic Growth Fund	$ 2,188	$ 2,789	$ 3,228	None
Aggressive Growth Fund	$ 1,250	$ 1,589	$ 1,840	None
Quantex Fund™	$ 763	$ 973	$ 1,126	None
Total Compensation From the Fund Complex1,2	$15,250	$19,000	$22,000	None

1 Compensation figures include cash and amounts deferred at the election of certain non-interested Trustees.  For the calendar year ended December 31, 2010, participating non-interested Trustees accrued deferred compensation in the Deferred Compensation Plan for Independent Trustees from the funds as follows: Jack W. Nicklaus II - $15,250, Stuart Allen - $19,000, and Anthony D’Angelo - $22,000.

2 The Fund Complex consists of 10 investment funds/series.

Each Trustee who is not an “interested person” is paid a total meeting fee of $1,250 for each regular quarterly meeting he attends (in person or by telephone) on behalf of the Trust.  No compensation is paid for special meetings of the Trustees.  Each Trustee who is not an “interested person” receives a total retainer of $2,500 per calendar quarter for the Trust.  Each committee person who is not an “interested person” is paid a total of $500 for each committee meeting he attends (in person or by telephone) on behalf of the Trust.  The Chairman of the Audit Committee receives a quarterly retainer of $500 in addition to any committee meeting fees to which he is entitled.  The Lead Trustee receives a quarterly retainer of $1,250 in addition to any committee meeting to which he is entitled.

Board structure

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Trust and the Funds. The Board has engaged the investment adviser to manage and/or administer the Funds and is responsible for overseeing such adviser and other service providers to the Trust and the Fund. The Board is currently composed of six Trustees, including five Trustees who are not "interested persons" of the Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to four regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established four committees to assist it in performing its oversight responsibilities.  The Chairman of the Board is an “interested person” of the Fund.  The Board has appointed an Independent Trustee to serve in the role of Lead Independent Trustee. The Lead Independent Trustee’s function is to enhance the efficiency and effectiveness of the Board with respect to fund governance matters. The Lead Independent Trustee, among other things, serves as a point person for the exchange of information between management and the Independent Trustees and coordinates communications among the Independent Trustees. The duties and responsibilities of the Lead Independent Trustee include recommending Board meetings and prioritizing Board meeting agendas, as well as making sure the Board receives reports from management on essential matters.

The use of an interested Chairman allows the Board to access the expertise necessary to oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities.  The Lead Independent Trustee is able to focus Board time and attention to matters of interest to shareholders and ensure that the Independent Trustees are fully informed regarding management decisions.  The Trustees have determined that an interested Chairman balanced by a Lead Independent Trustee is the appropriate leadership structure for the Board of Trustees.

The Board maintains three standing committees: the Audit Committee, the Nominating Committee and the Compensation Committee.  Each of the Committees is comprised of the following independent Trustees of the Trust:  Stuart Allen, Anthony D’Angelo and Jack Nicklaus II.  The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting.  The Trust's Nominating Committee is responsible for the nomination of trustees to the Board.  When vacancies arise or elections are held, the Committee considers qualified nominations including those recommended by shareholders who provide a written request (including qualifications) to the Nominating Committee in care of the Trust's address at 6125 Memorial Drive, Dublin, Ohio 43017.  The Compensation Committee is generally responsible for making recommendations to the Board regarding the compensation of Trustees who are not affiliated with any investment adviser, administrator or distributor of the Funds. During the fiscal year ended December 31, 2011, the Audit Committee met five times, the Compensation Committee met once and the Nominating Committee did not meet.

During the past fiscal year, the Trustees considered and approved the renewal of each Fund's investment advisory agreement with the Manager.  In connection with this annual review, the Trustees, with the advice and assistance of independent counsel for the Funds, received and considered information and reports relating to the nature, quality and scope of the services provided to each Fund by the Manager and its affiliates.  The Trustees considered the level of and the reasonableness of the fees charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory, administrative, transfer agency, fund accounting and shareholder services and the total expense ratio of each Fund relative to its peer group of mutual funds.  In addition, the Trustees considered, among other factors:

•	the effect of the investment advisory fee and fund administration fee structure on the expense ratio of each Fund;

•	the effect of the investment advisory fee and fund administration fee structure on the nature or level of services to be provided each Fund;

•	the investment performance of each Fund;

•	information on the investment performance, advisory fees, fund administration fees and expense ratios of other registered investment companies within the Trust;

•
information on the investment performance, advisory fees, fund administration fees and expense ratios of other investment companies not advised by the Manager but believed to be generally comparable in their investment objectives and size to the Funds;

•	the investment approach used by the Manager in the daily management of each of the Funds;

•	information on personnel of the Manager's investment committee;

•	the continuing need of the Manager to retain and attract qualified investment and service professionals to serve the Trust in an increasingly competitive industry;

•	soft dollars received by the Manager from Fund trades;

•	commissions received by Adviser Dealer Services, Inc. an affiliate of the Manager, for executing securities transactions on behalf of each Fund;

•	the Manager's policy regarding the aggregation of orders from the Funds and the Manager's private accounts; and

•	other ancillary benefits received by the Manager and its affiliates as a result of their provision of investment advisory and other services to the Funds.

As of March 31, 2012, the Trustees and officers of the Trust own, in the aggregate, less than 1% of the Trust’s total outstanding shares.

Risk oversight

Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk.  The Board oversees management of the Funds’ risks directly and through its committees.  While day-to-day risk management responsibilities rest with the Funds’ Chief Compliance Officer, investment adviser and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly and ad hoc reports related to the performance and operations of the Funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with portfolio management teams to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s  investment adviser, administrator, transfer agent, the custodian and the independent registered public accounting firm, to discuss the activities of the Funds; (5) engaging the services of the Chief Compliance Officer of the Fund to test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation.  The Board has concluded that its general oversight of the investment adviser and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

The Trust and the Manager have each adopted a Code of Ethics that permits personnel subject to the Code to invest in securities, including, under certain circumstances and subject to certain restrictions, securities that may be purchased or held by the Funds and the Portfolio. However, each such Code restricts personal investing practices by directors and officers of the Manager and its affiliates, and employees of the Manager with access to information about the purchase or sale of Fund securities. The Code of Ethics for the Trust also restricts personal investing practices of trustees of the Trust who have knowledge about recent Fund trades. Among other provisions, each Code of Ethics requires that such directors and officers and employees with access to information about the purchase or sale of Fund securities obtain preclearance before executing personal trades. Each Code of Ethics prohibits acquisition of securities without preclearance in, among other events, an initial public offering or a limited offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to put the interests of Fund shareholders before the interest of people who manage the Funds.

DISTRIBUTION PLANS

Rule 12b-1 (the "Rule") under the Investment Company Act of 1940 (the "Act") describes the circumstances under which an investment company such as the Trust may, directly or indirectly, bear the expenses of distributing its shares. The Rule defines such distribution expenses to include the cost of any activity that is primarily intended to result in the sale of Trust shares.

The Trust has adopted a Distribution Plan for each of the Funds. These Plans permit, among other things, payment for distribution in the form of commissions and fees, advertising, the services of public relations consultants, and direct solicitation. Possible recipients include securities brokers, attorneys, accountants, investment advisers, investment performance consultants, pension actuaries, and service organizations. Another class of recipients is banks.

The Trust may expend in the Muirfield Fund®, Spectrum Fund, Quantex Fund™and the Retail Class of the Money Market as much as, but not more than 0.20% of the Fund's average net assets annually pursuant to the Plan. The Aggressive Growth Fund, Balanced Fund (formerly known as The Defensive Balanced Fund), Strategic Growth Fund, Total Return Bond Fund, Utilities and Infrastructure Fund and Dynamic Growth Fund may expend up to 0.25% of the Fund’s average net assets annually pursuant to the Plan.  The Institutional Class of the Money Market Fund may expend up to 0.03% of the Class’ average net assets annually pursuant to the Plan.  A report of the amounts so expended in each such Fund and the purpose of the expenditures must be made to and reviewed by the Board of Trustees at least quarterly. In addition, the Plan for each such Fund provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without shareholder approval of the Plan, and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" of the Trust (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan or in the related service agreements, by vote cast in person at a meeting called for the purpose of voting on the Plan.

The Plan for each of the Trust's Funds is terminable at any time by vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan or in any of the related service agreements or by vote of a majority of the Trust's shares. Any service agreement terminates upon assignment and is terminable without penalty at any time by a vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of any of the Plans or in any of the related service agreements upon not more than 60 days' written notice to the service organization or by the vote of the holders of a majority of the Trust's shares, or, upon 15 days' notice, by a party to a service agreement.

Each Plan was approved by the Trust's Board of Trustees, which made a determination that there is a reasonable likelihood the Plans will benefit the Funds. The Plans were approved by shareholders, and they will continue in effect only if approved at least annually by the Board of Trustees.  Although the objective of the Trust is to pay 12b-1 recipients for a portion of the expenses they incur, and to provide them with some incentive to be of assistance to the Trust and its shareholders, no effort has been made to determine the actual expenses incurred by 12b-1 recipients. If any 12b-1 recipient's expenses are in excess of what the Trust pays, such excess will not be paid by the Trust. Conversely, if the 12b-1 recipient's expenses are less than what the Trust pays, the 12b-1 recipient is not obligated to refund the excess, and this excess could represent a profit for the 12b-1 recipient.

The table below states the amounts accrued under each current Fund's distribution plan for the year ended December 31, 2011.

DISTRIBUTION PLAN EXPENSES ACCRUED BY THE FUNDS*

	Payments to Consultants	Public Relations	Marketing/Advertising	WATS Telephone Service	Printing and Mailing	Total
Money Market Fund	$17,812	$0	$ 3,923	$691	$0	$ 22,426
Total Return Bond Fund	$43,038	$0	$ 6,727	$ 43	$0	$ 49,808
Balanced Fund (formerly known as The Defensive Balanced Fund)	$147,389	$0	$26,850	$564	$0	$174,803
Muirfield Fund®	$161,588	$0	$50,084	$714	$0	$212,386
Utilities and Infrastructure Fund	$ 46,113	$0	$13,252	$260	$0	$ 59,625
Dynamic Growth Fund	$176,850	$0	$39,825	$639	$0	$217,314
Strategic Growth Fund	$156,339	$0	$32,489	$680	$0	$189,508
Aggressive Growth Fund	$ 73,360	$0	$18,642	$377	$0	$ 92,379
Quantex Fund™	$ 17,526	$0	$ 8,859	$135	$0	$ 26,520

*Distribution expenses of the Trust attributable to a particular Fund are borne by that Fund. Distribution expenses that are not readily identifiable as attributable to a particular Fund are allocated among each of the nine Funds of the Trust based on the relative size of their average net assets.

 In addition, any Agent or Consultant that contemplates entering into an agreement with the Trust for payment in connection with the distribution of Fund shares, under any Fund's distribution plan, shall be responsible for complying with any applicable securities or other laws which may be applicable to the rendering of any such services.

The Funds, except for the Money Market Fund, have also adopted an administrative services plan.  Under this plan, shares of the Funds bear a service fee of up to 0.20% of the Funds’ average net assets annually.  Service fees are used primarily to reimburse financial intermediaries and persons, including “platforms,” for providing personal services to Fund shareholders and maintaining shareholder accounts.  Service fees, net of waivers, were accrued by the Funds for the year ended December 31, 2011 as follows.

Fund	Accrued 2011
Total Return Bond Fund	$ 41,562
Balanced Fund (formerly known as The Defensive Balanced Fund)	$143,545
Muirfield Fund®	$175,793
Utilities and Infrastructure Fund	$ 40,739
Dynamic Growth Fund	$178,567
Strategic Growth Fund	$158,268
Aggressive Growth Fund	$ 73,585
Quantex Fund™	$ 16,994

Additional Cash Compensation

For the year ended December 31, 2011, the following broker-dealers offering shares of the Funds, and/or their respective affiliates, received additional cash compensation or similar distribution related payments from Meeder for providing marketing and program support, administrative services, and/or other services as described above:

Mat Calamita, Delaware Valley Retirement, Inc.
Lincoln

Any additions, modifications, or deletions to this list that may have occurred since December 31, 2011 are not reflected.  In addition to member firms of the Financial Industry Regulatory Authority, Meeder also reserves the ability to make payments, as described above, to other financial intermediaries that sell or provide services to the funds and shareholders, such as banks, insurance companies, and plan administrators.  These firms are not included in this list and may include affiliates of Meeder.

Meeder or its affiliates also may pay non-cash compensation to financial intermediaries and their representatives in the form of (a) occasional gifts; (b) occasional meals, tickets or other entertainment; and/or (c) sponsorship support of regional or national conferences or seminars.  Such non-cash compensation will be made subject to applicable law.

DISTRIBUTIONS & TAXES

The Utilities and Infrastructure Fund Total Return Bond Fund and Money Market Fund dividends, if any, are distributed at the end of the month and declared payable to shareholders on the last business day of the month to shareholders of record as of the previous business day.  The Muirfield Fund®, Spectrum Fund, Quantex Fund™, Aggressive Growth Fund, Dynamic Growth Fund, Balanced Fund (formerly known as The Defensive Balanced Fund) and Strategic Growth Fund pay dividends from their net investment income on a quarterly basis. In December, the Funds may distribute an additional ordinary income dividend (consisting of net short-term capital gains and undistributed income) in order to preserve its status as a registered investment company (mutual fund) under the Internal Revenue Code.  Net long-term capital gains, if any, also are declared and distributed in December.

Distributions. Dividends and capital gains distributions are taxable to the shareholder whether received in cash or reinvested in additional shares. Shareholders not otherwise subject to tax on their income will not be required to pay tax on amounts distributed to them. Each Shareholder will receive a statement annually informing him of the amount of the income and capital gains which have been distributed during the calendar year.

If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, the Manager, may reinvest your distributions at the then-current NAV.  All subsequent distributions will then be reinvested until you provide the Manager with alternative instructions.

Dividends.  A portion of a Fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income and therefore will increase (decrease) dividend distributions. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distributions. Long-term capital gains earned by a Fund on the sale of securities by the Fund and distributed to shareholders of the Fund are federally taxable as long-term capital gains regardless of the length of time shareholders have held their shares.

Short-term capital gains distributed by a Fund are taxable to shareholders as dividends not as capital gains. Distributions from short-term capital gains do not qualify for the dividends-received deduction.

Foreign Taxes. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Because the Fund does not currently anticipate that securities of foreign issuers will constitute more than 25% of the Fund's total assets at the end of its fiscal year, shareholders should not expect to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes withheld.

Tax Status of the Funds.  The Trust files federal income tax returns for each of the Funds. Each Fund is treated as a separate entity for federal income tax purposes. The Trust also intends to comply with Subchapter M of the Internal Revenue Code, which imposes such restrictions as (1) appropriate diversification of its portfolio of investments, and (2) realization of 90% of its annual gross income from dividends, interest, and gains from the sale of securities. A Fund might deviate from this policy, and incur a tax liability, if this were necessary to fully protect shareholder values. The Trust qualified as a "regulated investment company" for each of the last sixteen fiscal years.

If a Fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on the Fund with respect to deferred taxes arising from such distributions or gains.

The Fund is treated as a separate entity from the other funds of The Flex-funds Trust for tax purposes.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting the Funds and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on Fund distributions. Investors should consult their tax advisers to determine whether the Fund is suitable to their particular tax situation.

OTHER SERVICES

Custodian – The Huntington National Bank, 7 Easton Oval, Columbus, OH  43219, is custodian of all of the Trust's assets.

Independent Registered Public Accounting Firm - Cohen Fund Audit Services, Ltd., 800 Westpoint Pkwy., Suite 1100, Westlake, OH  44145-1524, has been retained as the independent registered public accounting firm for the Trust. The auditors audit financial statements for the Fund Complex and provide other assurance, tax, and related services.

Stock Transfer Agent - Mutual Funds Service Co., 6125 Memorial Drive, Dublin, Ohio 43017, a wholly owned subsidiary of Meeder Financial, Inc. and a sister company of Meeder Asset Management, Inc., provides to each Fund accounting, administrative, stock transfer, dividend disbursing, and shareholder services.  The minimum annual fee for accounting services for all of the Funds except the Money Market Fund is $7,500. The minimum annual fee for the Money Market Fund is $30,000. Subject to the applicable minimum fee, each Fund's annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million and 0.01% in excess of $80 million of each Fund's average net assets.

Subject to a $4,000 annual minimum fee each Fund, except the Total Return Bond and Money Market Funds, incurs the greater of $15 per shareholder account or 0.12% of the Fund’s average net assets, payable monthly, for stock transfer and dividend disbursing services.  The fee for the Money Market Fund is the greater of $20 per shareholder account or 0.06%, net of waivers, of the Fund's average net assets.

Mutual Funds Service Co. also serves as Administrator to the Trust. Services provided to the Trust include coordinating and monitoring any third party services to the Trust; providing the necessary personnel to perform administrative functions for the Trust, assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents.  Each Fund incurred an annual fee, payable monthly, of 0.10% up to $50 million and 0.08% over $50 million of each Fund’s average net assets.  These fees are reviewable annually by the respective Trustees of the Trust. For the year ended December 31, 2011, total fees accrued by the Funds for payments made to Mutual Funds Service Co. are as follows:

Fund	Fees Accrued
Money Market Fund	$245,314
Total Return Bond Fund	$ 51,187
Balanced Fund (formerly known as The Defensive Balanced Fund)	$202,765
Muirfield Fund®	$296,015
Utilities and Infrastructure Fund	$100,884
Dynamic Growth Fund	$245,807
Strategic Growth Fund	$218,914
Aggressive Growth Fund	$125,011
Quantex Fund™	$ 70,629

Reports to Shareholders - The Trust provides shareholders with quarterly reports of investments and other information, semi-annual financial statements, and annual reports.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's transfer agent has established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PROXY VOTING PROCEDURES

The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Funds. Records of the Funds' proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. A copy will be sent to you free of charge, at your request by writing to the Trust at 6125 Memorial Drive, Dublin, OH 43017, or calling toll free at 1-800-325-3539. A copy of the Trust's Proxy Voting Procedures is also attached to this SAI as Appendix I.

Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is also available on the SEC's EDGAR database at the SEC's website (www.sec.gov). A copy will also be sent to you free of charge, at your request by writing to the Trust at 6125 Memorial Drive, Dublin, OH 43017, or calling toll free at 1-800-325-3539.

PRINCIPAL HOLDERS OF OUTSTANDING SHARES

As of March 31, 2011, the following persons owned 5% or more of a class of a Fund's outstanding shares of beneficial interest:

Name	Name & Address	Number of	Percent
of Fund	of Beneficial Owner	Shares of Record	of Class

Money Market Fund
Institutional Class	*Carey & Company	35,832,395.2300	79.96
	7 Easton Oval EA4E70
	Columbus, OH 43219

	Intl. Brotherhood of Electrical	7,475,367.2600	16.68
	Workers Local 683 Health &
	Welfare Plan
	Attn: Ron Chapman
	P. O. Box 895
	Portsmouth, OH 45662-0895

Total Return Bond	*Nationwide Life Insurance Company	4,924,200.0530	84.01
Fund	(QPVA)
	c/o IPO Portfolio Accounting
	P. O. Box 182029
	Columbus, OH 43218-2029

Balanced Fund	*Nationwide Trust Company, FSB	7,737,767.8800	82.93
	c/o IPO Portfolio Accounting
	P. O. Box 182029
	Columbus, OH 43218-2029

Muirfield Fund®	*Nationwide Trust Company, FSB	13,541,966.6560	58.51
	c/o IPO Portfolio Accounting
	P. O. Box 182029
	Columbus, OH 43218-2029

	Carey & Company	2,884,906.2210	12.47
	7 Easton Oval EA4E70
	Columbus, OH 43219

Utilities and	*Charles Schwab Co., Inc.	367,533.7240	27.09
Infrastructure Fund	Special Custody Acct. for the
	Exclusive Benefit of Customers
	Attn: Mutual Funds 8th Floor
	101 Montgomery Street
	San Francisco, CA 94104

	Nationwide Trust Company, FSB	315,658.6530	23.27
	c/o IPO Portfolio Accounting
	P. O. Box 182029
	Columbus, OH 43218-2029

	National Financial Serv Corp	114,044.4060	8.41
	For Exclusive Bene Customers
	P.O. Box 3908
	Church Street Station
	New York, NY 10008

	Carey & Company	97,700.7890	7.20
	7 Easton Oval EA4E70
	Columbus, OH 43219

Dynamic	*Nationwide Trust Company, FSB	9,207,707.3230	77.85
Growth Fund	c/o IPO Portfolio Accounting
	P.O. Box 182029
	Columbus, OH 43218-2029

	Carey & Company	946,81.3690	8.00
	7 Easton Oval EA4E70
	Columbus, OH 43219

Strategic	*Nationwide Trust Company, FSB	8,326,041.7930	87.75
Growth Fund	c/o IPO Portfolio Accounting
	P. O. Box 182029
	Columbus, OH 43218-2029

Aggressive	*Nationwide Trust Company, FSB	3,072,188.7290	70.62
Growth Fund	c/o IPO Portfolio Accounting
	P. O. Box 182029
	Columbus, OH 43218-2029

	Carey & Company	417,331.7690	9.59
	7 Easton Oval EA4E70
	Columbus, OH 43219

Quantex Fund™	Carey & Company	149,437.5840	18.76
	7 Easton Oval EA4E70
	Columbus, OH 43219

	Nationwide Trust Company, FSB	137,275.1530	17.23
	c/o IPO Portfolio Accounting
	P. O. Box 182029
	Columbus, OH 43218-2029

* Indicates control person.  Control means beneficial ownership of more than 25% of the shares of the Fund. Because of this control, a control person could prevent a change in the investment adviser of the Fund that is favored by other shareholders.  A control person could also cause a change in the investment adviser of the Fund that is opposed by other shareholders.

To the knowledge of the Trust, the shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

FINANCIAL STATEMENTS

The financial statements and the report of the independent registered public accounting firm, required to be included in this Statement of Additional Information are included in the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2011 and are incorporated herein by reference. The Funds will provide the Annual Report without charge at written request or request by telephone.

Appendix I

Proxy Voting Policies,
Procedures and Guidelines

Proxy Voting Policy

Generally

It is the policy of The Flex-funds (the "Trust") that, absent compelling reasons why a proxy should not be voted, all proxies relating to securities owned by the Trust should be voted.

Proxy voting shall be the responsibility of the Investment Policy Committee, which may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Trust.

If it is appropriate to do so, the Investment Policy Committee may employ an outside service provider to vote a proxy or to advise in the voting of a proxy.

Proxies are voted in the best interest of the Trust's shareholders. The key element underlying any evaluation of a proxy is the effect, if any, a proposal could have on the current or future value of the Trust's shares of beneficial interest.

Conflicts of Interest

Proxy solicitations that might involve a conflict of interest between the Trust and the investment adviser to the Trust, or the investment adviser's affiliates, will be considered by the Investment Policy Committee which will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Trust's commitment to vote proxies in the best interest of the Trust's shareholders, how the proxy will be handled.

Proxy Voting Guidelines

The Trust will evaluate each issue on its merits based on how it impacts public shareholders, including those in the Trust. We will consider management's views along with any others, but have no predisposition for or against management's requests.

Recordkeeping Procedures

The Trust will retain records relating to the voting of proxies, including:

o	A copy of policies, procedures or guidelines relating to the voting of proxies.

o
A copy of each proxy statement that the Trust receives regarding client securities. The Trust may rely on a third party to make and retain, on its behalf, a copy of a proxy statement, provided that the Trust has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request or may rely on obtaining a copy of a proxy statement from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

o
A record of each vote cast by the Trust. The Trust may rely on a third party to make and retain, on its behalf, a record of the vote cast, provided that the Trust has obtained an undertaking from the third party to provide a copy of the record promptly upon request.

o	A copy of any document created by the Trust that was material to making a decision regarding how to vote proxies or that memorializes the basis for that decision.

o	A copy of each written shareholder request for information on how the Trust voted proxies, and a copy of any written response by the Trust to any shareholder request for information.

These records will be retained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Trust.

PART C
OTHER INFORMATION

Item 28.	Exhibits

(a)	Declaration of Trust (effective December 30, 1991) -- filed as an exhibit to Registrant's Post-Effective Amendment No. 18 on January 16, 1992, which exhibit is incorporated herein by reference.

(b)	By-Laws of the Trust -- filed as an exhibit to Registrant's Post-Effective Amendment No. 18 on January 16, 1992, which exhibit is incorporated herein by reference.

(c)	Articles V, VI and VII of the Registrant’s Declaration of Trust and Article II of the Registrant’s By-Laws.

(d)	(1)
Investment Advisory Agreement between The Muirfield Fund® and Meeder Asset Management, Inc. effective April 11, 2003, filed as an exhibit to Registrant’s Post-Effective No. 58 on April 30, 2008, which is incorporated herein by reference.

(2)
Investment Advisory Agreement between the The Quantex Fund™ (formerly The Highlands Growth Fund) and Meeder Asset Management, Inc. effective April 11, 2003, filed as an exhibit to Registrant’s Post-Effective No. 58 on April 30, 2008, which is incorporated herein by reference.

(3)
Investment Advisory Agreement between the The U.S. Government Bond Fund and Meeder Asset Management, Inc. effective April 11, 2003, filed as an exhibit to Registrant’s Post-Effective No. 58 on April 30, 2008, which is incorporated herein by reference.

(4)
Investment Advisory Agreement between The Money Market Portfolio and Meeder Asset Management, Inc., formerly R.Meeder & Associates, Inc., filed as an exhibit to Registrant’s Post-Effective Amendment No. 18 on January 16, 1992, which exhibit is incorporated herein by reference.

(5)
Investment Advisory Agreement between the Growth Mutual Fund Portfolio and R. Meeder & Associates – filed as an exhibit to The Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

(6)
Investment Advisory Agreement between The Aggressive Growth Mutual Fund Portfolio and R. Meeder & Associates– filed as an exhibit to the Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

1

(7)
Investment Advisory Agreement between The Defensive Balanced Fund (formerly The Defensive Growth Fund) and Meeder Asset Management, Inc. dated January 31, 2006 -- filed as an exhibit to Registrant’s Post Effective Amendment No. 53 on November 8, 2005, which exhibit is incorporated herein by reference.

(8)
Investment Advisory Agreement between The Strategic Growth Fund (formerly The Focused Growth Fund) and Meeder Asset Management, Inc. dated January 31, 2006  -- filed as an exhibit to Registrant’s Post Effective Amendment No. 53 on November 8, 2005, which exhibit is incorporated herein by reference.

(9)
Investment Advisory Agreement between The Socially Responsible Utilities Fund (formerly The Total Return Utilities Fund) on April 11, 2003, filed as an exhibit to Registrant’s Post-Effective Amendment No. 58 on April 30, 2008, which is incorporated herein by reference.

(10)
Amended Investment Subadvisory Agreement between Meeder Asset Management, Inc., formerly R. Meeder & Associates, Inc., and Miller/Howard Investments, Inc., effective April 18, 1997, filed as an exhibit to Registrant’s Post-Effective Amendment No. 58 on April 30, 2008, which is incorporated herein by reference.

(11)
Investment Advisory Agreement between The Total Return Bond Fund and Meeder Asset Management, Inc. dated April 29, 2011, filed as an exhibit to Registrant’s Post-Effective Amendment No. 64 on February 14, 2011, which is incorporated herein by reference.

(12)
Investment Advisory Agreement between the Spectrum Fund and Meeder Asset Management, Inc. dated _________, 2012, filed as an exhibit to Registrant’s Post-Effective Amendment No. 66 on February 14, 2012, which is attached herewith.

(e)	Not applicable.

(f)	Deferred Compensation Plan for Independent Trustees – filed as an exhibit to Registrant's Post-Effective Amendment No. 41 on April 30, 1999, which exhibit is incorporated by reference.

(g)
Custodian Agreement between the Registrant and The Huntington National Bank – filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48 on or about April 30, 2004, which exhibit is incorporated by reference herein.

(h)	(1)
Administrative Services Agreement between The Flex-funds and Mutual Funds Service Co.--filed as an Exhibit to Registrant's Post-Effective Amendment No. 31 on or about February 28, 1995, which exhibit is incorporated by reference herein.

2

(2)
Administrative Services Agreement between The Flex-funds Dynamic Growth Fund and Mutual Funds Service Co. – filed as an exhibit to the Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

(3)
Administrative Services Agreement between The Flex-funds Aggressive Growth Fund and Mutual Funds Service Co. – filed as an exhibit to the Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

(4)
Administrative Services Agreement between The Flex-funds The Total Return Bond Fund and Mutual Funds Service Co.,  – filed as an exhibit to the Registrant’s Post-Effective Amendment No. 64 on February 14, 2011, which exhibit is incorporated herein by reference.

(5)
Administrative Services Agreement between The Flex-funds Spectrum Fund and Mutual Funds Service Co., dated _________, 2012, filed as an exhibit to Registrant’s Post-Effective Amendment No. 66 on February 14, 2012, which is attached herewith.

(i)
Opinion and Consent of Counsel - filed as an exhibit to Registrant’s First Pre-effective Amendment to the Registration Statement on Form N-1A filed with the Commission on July 20, 1982, which exhibit is incorporated herein by reference.

(j)	Consent of Cohen Fund Audit Services, Ltd., to be filed herewith.

(k)	Not applicable.

(l)
Agreements etc. for initial capital, etc. -- reference is made to Part II, Item 1(b)(13) of  Registrant's First Pre-effective Amendment to the Registration Statement on Form N-1A filed with the Commission on or about July 20, 1982, and is incorporated herein by reference.

(m)	(1)
12b-1 Plans for The Quantex Fund™ (formerly The Highland Growth Fund), The U.S. Government Bond Fund and The Money Market Fund -- reference is made to the exhibits referred to in Part C, Item 24(b)(15) of Registrant's Third Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on or about March 1, 1985, and is incorporated herein by reference.

(2)
The 12b-1 Plan for The Muirfield Fund was filed as an exhibit to Registrant's 10th Post-Effective Amendment to Form N-1A filed with the Commission on August 5, 1988, and is incorporated herein by reference.

(3)
Distribution Plan for the Sale of Shares of The Flex-funds Dynamic Growth Fund – filed as an exhibit to the Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

3

(4)
Distribution Plan for the Sale of Shares of The Flex-funds Aggressive Growth Fund– filed as an exhibit to the Registrant's Post-Effective Amendment No. 42 on November 29, 1999, which exhibit is incorporated herein by reference.

(5)
Distribution Plan for the Sale of Shares of The Flex-funds Defensive Balanced Fund (formerly The Defensive Growth Fund) -- filed as an exhibit to Registrant’s Post Effective Amendment No. 53 on November 8, 2005, which exhibit is incorporated herein by reference.

(6)
Distribution Plan for the Sale of Shares of The Flex-funds Strategic Growth Fund (formerly The Focused Growth Fund) -- filed as an exhibit to Registrant’s Post Effective Amendment No. 53 on November 8, 2005, which exhibit is incorporated herein by reference.

(7)
The 12b-1 Service Plan for The Socially Responsible Utilities Fund (formerly The Total Return Utilities Fund) was filed as an exhibit to the Registrant's 29th Post-Effective Amendment to Form N-1A filed with the Commission on January 12, 1995 and is incorporated herein by reference.

(8)
Distribution Plan for the Sale of Share of The Flex-funds The Total Return Bond Fund was filed as an exhibit to the Registrant’s 64th Post-Effective Amendment to Form N-1A filed with the Commission on February 14, 2011 and is incorporated herein by reference.

(9)	Distribution Plan for the Sale of Share of The Flex-funds Spectrum Fund, which is filed herewith.

(n)	Multiple Class Plan for The Money Market Fund – filed as an exhibit to the Registrant’s Post-Effective Amendment No. 48 filed on October 13, 2004, which exhibit is incorporated herein by reference.

(o)	Not applicable.

(p)	(1)	Code of Ethics of each Portfolio and the Registrant – filed as an exhibit to the Registrant's Post-Effective Amendment No. 43 on February 25, 2000, which exhibit is incorporated herein by reference.

(2)
Code of Ethics of Meeder Financial, Inc., formerly known as Muirfield Investors, Inc., and Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, Inc. – filed as an exhibit to the Registrant's Post-Effective Amendment No. 43 on February 25, 2000, which exhibit is incorporated herein by reference.

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(q)	Powers of Attorney of Trustees of Registrant filed as an exhibit to Registrant’s Post-Effective No. 59 on June 16, 2008, which is incorporated herein by reference.

Item 29.	Persons Controlled by or under Common Control with Registrant.

None.

Item 30.	Indemnification

Reference is made to Section 5.3 of the Declaration of Trust filed as an original exhibit to Registrant's Post-Effective Amendment No. 18 on January 16, 1992.  As provided therein, the Trust is required to indemnify its officers and trustees against claims and liability arising in connection with the affairs of the Trust, except liability arising from breach of trust, bad faith, willful misfeasance, gross negligence or reckless disregard of duties.  The Trust is obligated to undertake the defense of any action brought against any officer, trustee or shareholder, and to pay the expenses thereof if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the Trust, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful.  Other conditions are applicable to the right of indemnification as set forth in the Declaration of Trust.  In applying these provisions, the Trust will comply with the provisions of the Investment Company Act.

Item 31.	Business and Other Connections of Investment Adviser.

Not applicable.

Item 32.	Principal Underwriters.

Not applicable.

Item 33.	Location of Accounts and Records.

Registrant's Declaration of Trust, By-laws, and Minutes of Trustees' and Shareholders' Meetings, and contracts and like documents are in the physical possession of Mutual Funds Service Co., or Meeder Asset Management, Inc., at 6125 Memorial Drive, Dublin, Ohio 43017.  Certain custodial records are in the custody of The Huntington National Bank, the Trust's custodian, at 7 Easton Oval, Columbus, OH  43219.  All other records are kept in the custody of Meeder Asset Management, Inc. and Mutual Funds Service Co., 6125 Memorial Drive, Dublin, OH 43017.

Item 34.	Management Services.

None

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SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, as amended, the Registrant duly caused this Post-Effective Amendment No. 66 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dublin, and the State of Ohio on the 14th day of February, 2012.

THE FLEX-FUNDS

BY:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

           Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 66 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Robert S. Meeder, Jr.	President and Trustee	February 14, 2012
Robert S. Meeder, Jr.

/s/ Bruce E. McKibben	Treasurer, Principal Financial	February 14, 2012
Bruce E. McKibben	Officer and Principal Accounting Officer

Jack W. Nicklaus II*	Trustee	February 14, 2012
Jack W. Nicklaus II

Stuart M. Allen*	Trustee	February 14, 2012
Stuart M. Allen

Anthony V. D’Angelo*	Trustee	February 14, 2012
Anthony V. D’Angelo

*By:/s/ Ruth Kirkpatrick		February 14, 2012
Ruth Kirkpatrick
Executed by Ruth Kirkpatrick on behalf
of those indicated pursuant to Powers of Attorney

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